UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2007

Date of reporting period: 9/30/2007

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 95.6%
	SHARES	VALUE
Consumer Products - 5.4%
Apparel and Shoes - 1.2%
Kenneth Cole Productions Cl. A	378,150	$7,324,765
Columbia Sportswear	156,100	8,633,891
K-Swiss Cl. A	976,500	22,371,615
Liz Claiborne	13,200	453,156
Shoe Pavilion [a]	120,000	318,000
Warnaco Group (The) [a,c]	10,000	390,700
Weyco Group	590,500	18,547,605
Wolverine World Wide	14,300	391,820

		58,431,552

Collectibles - 0.1%
Russ Berrie & Company [a]	367,700	6,177,360

Food/Beverage/Tobacco - 0.1%
J.M. Smucker Company (The)	31,500	1,682,730

Home Furnishing and Appliances - 1.5%
Aaron Rents	3,900	86,970
American Woodmark	428,778	10,629,407
DTS [a,c]	5,549	168,523
Ethan Allen Interiors	1,014,600	33,167,274
Furniture Brands International	512,600	5,197,764
National Presto Industries	16,300	863,900
Natuzzi ADR [a]	1,057,700	6,240,430
Stanley Furniture [b]	764,924	12,430,015

		68,784,283

Publishing - 0.4%
Journal Communications Cl. A	58,700	556,476
Scholastic Corporation [a,c]	571,700	19,929,462

		20,485,938

Sports and Recreation - 1.5%
Arctic Cat	55,800	912,888
Monaco Coach	751,800	10,547,754
Polaris Industries	136,700	5,962,854
Thor Industries	713,700	32,109,363
Winnebago Industries	884,900	21,131,412

		70,664,271

Other Consumer Products - 0.6%
Fossil [a]	13,500	504,360
Matthews International Cl. A	19,190	840,522
NexCen Brands [a,c]	196,300	1,319,136
RC2 Corporation [a]	628,700	17,408,703
Sonic Solutions [a,c]	893,300	9,352,851

		29,425,572

Total		255,651,706

Consumer Services - 7.7%
Direct Marketing - 0.4%
Nu Skin Enterprises Cl. A	1,228,300	19,849,328

Leisure and Entertainment - 0.4%
Carmike Cinemas [c]	71,100	1,306,107
Dover Downs Gaming & Entertainment	82,583	858,037
International Speedway Cl. A	159,600	7,319,256
Multimedia Games [a,c]	908,900	7,743,828

		17,227,228

Media and Broadcasting - 0.1%
Westwood One [c]	2,048,800	5,634,200

Restaurants and Lodgings - 0.9%
Applebee’s International	3,500	87,080
Bob Evans Farms	44,894	1,354,901
CBRL Group	190,551	7,774,481
CEC Entertainment [a,c]	841,200	22,603,044
Cosi [a,c]	224,400	776,424
IHOP	40,700	2,577,531
Jamba [a,c]	70,700	497,021
Ruby Tuesday	380,400	6,976,536

		42,647,018

Retail Stores - 4.3%
America’s Car-Mart [a]	465,100	5,260,281
AnnTaylor Stores [a,c]	35,000	1,108,450
BJ’s Wholesale Club [a,c]	231,300	7,669,908
Buckle (The)	909,850	34,519,709
CarMax [a,c]	350,000	7,115,500
Cato Corporation Cl. A	1,350,450	27,603,198
Charlotte Russe Holding [a,c]	632,200	9,255,408
Charming Shoppes [a,c]	1,556,100	13,071,240
Collective Brands [a,c]	12,700	280,162
Cost Plus [a,c]	165,800	666,516
Deb Shops	482,041	12,962,082
Dollar Tree Stores [a,c]	60,700	2,460,778
Dress Barn (The) [a,c]	937,622	15,948,950
Family Dollar Stores	5,800	154,048
Finish Line (The) Cl. A [c]	415,400	1,802,836
Longs Drug Stores	74,000	3,675,580
The Men’s Wearhouse	189,000	9,548,280
Monro Muffler Brake	9,600	324,384
Pep Boys-Manny, Moe & Jack	131,500	1,844,945
Pier 1 Imports [a,c]	1,151,200	5,445,176
Ross Stores	62,900	1,612,756
Talbots	223,450	4,022,100
Tiffany & Co.	515,000	26,960,250
Tuesday Morning	562,833	5,059,869
Weis Markets	90,700	3,871,983
Wet Seal (The) Cl. A [a,c]	246,600	954,342

		203,198,731

Other Consumer Services - 1.6%
Capella Education [a]	800	44,728
Collectors Universe	36,587	515,145
Corinthian Colleges [a,c]	494,500	7,867,495
ITT Educational Services [a]	26,500	3,224,785
Jackson Hewitt Tax Service	6,900	192,924
Lincoln Educational Services [a]	58,391	761,419
MoneyGram International	979,300	22,122,387
Premier Exhibitions [a,c]	87,400	1,317,992
Sotheby’s	377,500	18,040,725
Steiner Leisure [a,c]	18,145	787,493
Strayer Education	700	118,041
Universal Technical Institute [a,c]	952,100	17,137,800

		72,130,934

Total		360,687,439

Financial Intermediaries - 8.0%
Banking - 0.9%
BOK Financial	465,700	23,941,637
Boston Private Financial Holdings	642,300	17,881,632

		41,823,269

Insurance - 3.1%
Alleghany Corporation [a]	79,375	32,226,250
AmCOMP [a]	272,500	2,572,400
Amerisafe [a,c]	49,300	815,422
Argo Group International Holdings	117,360	5,106,334
Aspen Insurance Holdings	19,200	535,872
Assured Guaranty	447,600	12,161,292
Baldwin & Lyons Cl. B	320,527	8,753,592
CNA Surety [a]	54,195	955,458
Commerce Group	26,400	778,008
EMC Insurance Group	21,908	569,389
Erie Indemnity Cl. A	261,000	15,954,930
Harleysville Group	4,600	147,108
Horace Mann Educators	116,700	2,300,157
Meadowbrook Insurance Group [a,c]	723,328	6,517,185
ProAssurance Corporation [a,c]	409,954	22,084,222
RLI	115,731	6,564,262
RenaissanceRe Holdings	7,200	470,952
Security Capital Assurance	254,600	5,815,064
Stewart Information Services	116,600	3,995,882
Transatlantic Holdings	24,200	1,701,986
Wesco Financial	15,165	6,035,670
Zenith National Insurance	219,950	9,873,556

		145,934,991

Real Estate Investment Trusts - 0.1%
Capital Trust Cl. A	219,400	7,788,700

Securities Brokers - 2.7%
GFI Group [a,c]	165,000	14,209,800
Greenhill & Co.	70,000	4,273,500
Interactive Brokers Group Cl. A [a,c]	254,700	6,688,422
International Assets Holding [a,c]	43,250	1,113,688
Jefferies Group	711,800	19,809,394
KBW [a,c]	141,100	4,060,858
Knight Capital Group Cl. A [a,c]	2,222,400	26,579,904
Lazard Cl. A	611,200	25,914,880
Penson Worldwide [a,c]	50,000	924,000
Piper Jaffray [a,c]	361,100	19,354,960
Stifel Financial [a,c]	60,000	3,470,400
Thomas Weisel Partners Group [a,c]	25,000	362,750

		126,762,556

Other Financial Intermediaries - 1.2%
KKR Financial	1,155,007	19,461,868
MarketAxess Holdings [a,c]	256,100	3,841,500
TSX Group	654,100	31,565,676

		54,869,044

Total		377,178,560

Financial Services - 7.0%
Information and Processing - 1.3%
Interactive Data	259,900	7,329,180
Morningstar [a,c]	368,200	22,607,480
SEI Investments	1,213,200	33,096,096

		63,032,756

Insurance Brokers - 1.1%
eHealth [a,c]	118,500	3,282,450
Enstar Group [a,c]	54,400	6,895,200
Gallagher (Arthur J.) & Co.	668,900	19,378,033
Health Benefits Direct [a]	319,200	702,240
Hilb Rogal & Hobbs	549,400	23,805,502

		54,063,425

Investment Management - 4.3%
AGF Management Cl. B	820,100	27,538,672
Affiliated Managers Group [a,c]	227,600	29,021,276
AllianceBernstein Holding L.P.	899,400	79,210,158
Cohen & Steers	237,700	8,802,031
Federated Investors Cl. B	606,200	24,066,140
GAMCO Investors Cl. A	142,100	7,787,080
Waddel & Reed Financial Cl. A	808,500	21,853,755
Westwood Holdings Group	98,400	3,376,104

		201,655,216

Other Financial Services - 0.3%
FCStone Group [a,c]	387,150	12,493,331
General Finance [a,c]	64,500	516,000

		13,009,331

Total		331,760,728

Health - 6.7%
Commercial Services - 0.3%
eResearch Technology [a]	665,950	7,585,170
First Consulting Group [a,c]	73,200	753,960
Owens & Minor	125,000	4,761,250
PAREXEL International [a,c]	11,500	474,605

		13,574,985

Drugs and Biotech - 1.7%
Alpharma Cl. A [a,c]	95,100	2,031,336
Applera Corporation- Celera Group [a]	446,300	6,274,978
Caraco Pharmaceutical Laboratories [a,c]	49,880	760,670
Cephalon [a,c]	50,000	3,653,000
Endo Pharmaceuticals Holdings [a]	320,730	9,945,837
Hi-Tech Pharmacal [a,b]	730,653	8,672,851
Lexicon Pharmaceuticals [a]	1,497,400	5,181,004
Luminex Corporation [a,c]	69,300	1,045,044
Myriad Genetics [a,c]	175,000	9,126,250
Origin Agritech [a,c]	375,900	2,853,081
Perrigo Company	1,163,009	24,830,242
Regeneron Pharmaceuticals [a,c]	100,000	1,780,000
Sciele Pharma [a,c]	31,200	811,824
Strategic Diagnostics [a]	164,438	838,634
ViroPharma [a,c]	88,800	790,320
Zila [a]	1,633,500	1,894,860

		80,489,931

Health Services - 1.4%
Accelrys [a]	40,000	274,000
Advisory Board Company [a,c]	50,000	2,923,500
Alliance Imaging [a,c]	186,900	1,693,314
Cross Country Healthcare [a]	481,300	8,408,311
HLTH Corporation [a,c]	100,000	1,417,000
Healthcare Services Group	434,850	8,814,410
HealthSouth Corporation [a,c]	615,000	10,768,650
Hooper Holmes [a]	2,392,970	5,647,409
Laboratory Corporation of America Holdings [a,c]	6,320	494,414
Lincare Holdings [a,c]	372,800	13,663,120
On Assignment [a,c]	85,000	793,900
U.S. Physical Therapy [a,b]	933,575	13,816,910

		68,714,938

Medical Products and Devices - 2.2%
CAS Medical Systems [a]	124,100	662,694
CONMED Corporation [a,c]	97,000	2,715,030
Golden Meditech Company [a]	660,900	304,357
Hillenbrand Industries	28,900	1,590,078
Home Diagnostics [a,c]	421,516	4,038,123
ICU Medical [a,c]	53,000	2,053,750
IDEXX Laboratories [a]	219,900	24,098,841
Immucor [a,c]	89,300	3,192,475
Invacare Corporation	386,400	9,034,032
Mentor Corporation	1,900	87,495
Patterson Dental [a,c]	7,900	305,019
Possis Medical [a,c]	30,000	406,500
STERIS Corporation	461,900	12,623,727
Syneron Medical [a]	69,200	1,635,888
Techne Corporation [a,c]	70,300	4,434,524
Thoratec Corporation [a,c]	372,600	7,709,094
Ventana Medical Systems [a]	50,000	4,295,500
Vital Signs	349,995	18,248,739
Young Innovations	222,550	6,367,156

		103,803,022

Personal Care - 1.1%
Inter Parfums	900,500	21,314,835
Nutraceutical International [a,b]	824,810	12,545,360
Regis Corporation	481,600	15,367,856
USANA Health Sciences [a,c]	24,800	1,085,000

		50,313,051

Total		316,895,927

Industrial Products - 16.7%
Automotive - 0.7%
Dorman Products [a]	554,260	7,826,151
Gentex Corporation	504,200	10,810,048
Noble International	63,500	1,351,915
Spartan Motors	12,000	201,960
Strattec Security [a]	150,000	6,978,000
Superior Industries International	50,000	1,084,500
Wescast Industries Cl. A	373,700	5,147,228

		33,399,802

Building Systems and Components - 1.3%
AAON	188,775	3,724,531
Drew Industries [a]	176,800	7,192,224
Preformed Line Products	189,786	9,872,668
Simpson Manufacturing [c]	1,156,900	36,847,265
Teleflex	59,700	4,651,824

		62,288,512

Construction Materials - 0.8%
Ash Grove Cement	50,018	11,654,194
Eagle Materials	490,000	17,512,600
NCI Building Systems [a,c]	164,500	7,108,045
Owens Corning [a,c]	33,000	826,650
Trex Company [a,c]	250,000	2,780,000

		39,881,489

Industrial Components - 1.4%
AMETEK	2,300	99,406
Bel Fuse Cl. B	166,901	5,784,789
CLARCOR	532,800	18,227,088
Genlyte Group (The) [a,c]	52,000	3,341,520
Hubbell Cl. B	7,700	439,824
PerkinElmer	835,100	24,393,271
Powell Industries [a]	317,000	12,011,130
Watts Water Technologies Cl. A	95,300	2,925,710

		67,222,738

Machinery - 6.5%
Applied Industrial Technologies	631,500	19,469,145
Burnham Holdings Cl. A	117,964	1,757,664
Cascade Corporation	10,100	658,217
Coherent [a,c]	423,500	13,585,880
Eagle Test Systems [a]	742,631	9,520,529
EnPro Industries [a,c]	41,300	1,676,780
Franklin Electric	428,854	17,630,188
Graco	609,850	23,851,234
Hurco Companies [a,c]	7,100	383,826
IDEX Corporation	222,500	8,096,775
Kennametal	53,000	4,450,940
Lincoln Electric Holdings	596,986	46,332,083
Mueller Water Products Cl. A	147,300	1,825,047
National Instruments	859,400	29,503,202
Nordson Corporation	335,600	16,850,476
Regal-Beloit	67,000	3,208,630
Rofin-Sinar Technologies [a]	562,845	39,517,347
Tennant Company	355,800	17,327,460
Woodward Governor	793,216	49,496,678

		305,142,101

Metal Fabrication and Distribution - 3.3%
Carpenter Technology	2,450	318,524
Commercial Metals	52,700	1,667,955
Gibraltar Industries	421,212	7,792,422
Haynes International [a,c]	126,473	10,797,000
Insteel Industries	37,480	575,318
Kaydon Corporation	57,300	2,979,027
Metal Management	550,700	29,847,940
Quanex Corporation	194,900	9,156,402
Reliance Steel & Aluminum	150,800	8,526,232
Schnitzer Steel Industries Cl. A	513,900	37,663,731
Steel Dynamics	618,800	28,897,960
Universal Stainless & Alloy Products [a,b]	364,243	14,493,229

		152,715,740

Paper and Packaging - 0.2%
AptarGroup	29,050	1,100,123
Greif Cl. A	145,900	8,853,212

		9,953,335

Specialty Chemicals and Materials - 0.9%
Aceto Corporation	41,300	371,700
Balchem Corporation	47,225	963,862
Cabot Corporation	275,900	9,802,727
International Flavors & Fragrances	106,750	5,642,805
OM Group [a,c]	9,400	496,414
Sensient Technologies	50,000	1,443,500
Westlake Chemical	952,400	24,124,292

		42,845,300

Other Industrial Products - 1.6%
Brady Corporation Cl. A	833,200	29,895,216
Diebold	352,400	16,006,008
HNI Corporation	253,700	9,133,200
Mettler-Toledo International [a]	181,300	18,492,600
Herman Miller	4,900	132,986
Smith (A.O.) Corporation	15,000	658,200

		74,318,210

Total		787,767,227

Industrial Services - 9.6%
Advertising and Publishing - 0.2%
Getty Images [a,c]	7,500	208,800
Interpublic Group of Companies [a,c]	100,000	1,038,000
Journal Register	194,600	467,040
ValueClick [a,c]	245,826	5,521,252

		7,235,092

Commercial Services - 6.0%
Administaff	432,000	15,681,600
Barrett Business Services [b]	628,301	14,972,413
CBIZ [a,c]	5,075	40,346
CRA International [a,c]	514,513	24,794,381
Copart [a]	904,400	31,102,316
Electro Rent	192,000	2,689,920
FTI Consulting [a,c]	157,000	7,898,670
Forrester Research [a,c]	273,100	6,436,967
Global Sources [a,c]	36,215	802,887
Grupo Aeroportuario del Pacifico ADR	160,000	8,736,000
Heidrick & Struggles International [a,c]	414,813	15,119,934
Hewitt Associates Cl. A [a]	864,300	30,293,715
Kforce [a,c]	703,700	9,049,582
Korn/Ferry International [a,c]	851,600	14,059,916
Labor Ready [a,c]	1,045,200	19,346,652
LECG Corporation [a,b]	1,482,448	22,088,475
MPS Group [a,c]	925,100	10,314,865
MAXIMUS	108,300	4,719,714
Metalico [a,c]	130,235	1,186,441
Navigant Consulting [a,c]	40,800	516,528
Portfolio Recovery Associates	114,753	6,089,942
RCM Technologies [a]	179,500	1,175,725
SM&A [a,b]	1,103,066	7,522,910
TeleTech Holdings [a,c]	63,000	1,506,330
Viad Corporation	52,400	1,886,400
Volt Information Sciences [a,c]	66,600	1,174,824
Watson Wyatt Worldwide Cl. A	494,800	22,236,312
Wright Express [a,c]	20,000	729,800

		282,173,565

Engineering and Construction - 0.6%
Exponent [a]	309,600	7,767,864
HLS Systems International [a,c]	175,700	1,453,039
Integrated Electrical Services [a,c]	260,356	6,667,717
KBR [a]	337,400	13,080,998

		28,969,618

Food and Tobacco Processors - 0.2%
Sanderson Farms	9,300	387,531
Sunopta [a,c]	111,710	1,618,678
Zapata Corporation [a,b]	1,009,600	7,269,120

		9,275,329

Industrial Distribution - 1.3%
MSC Industrial Direct Cl. A	106,700	5,397,953
Mine Safety Appliances	445,000	20,963,950
Ritchie Bros. Auctioneers	527,400	34,333,740

		60,695,643

Printing - 0.1%
Courier Corporation	8,700	306,327

Transportation and Logistics - 1.1%
Arkansas Best	502,600	16,414,916
Heartland Express	538,700	7,692,636
Landstar System	243,200	10,207,104
Nordic American Tanker Shipping	6,700	262,908
Patriot Transportation Holding [a]	80,800	7,945,872
Universal Truckload Services [a,c]	526,380	11,559,305

		54,082,741

Other Industrial Services - 0.1%
Landauer	135,000	6,879,600

Total		449,617,915

Natural Resources - 14.0%
Energy Services - 6.3%
CE Franklin [a]	109,140	1,233,282
Calfrac Well Services	145,900	3,253,468
Carbo Ceramics	544,300	27,612,339
Ensign Energy Services	2,338,600	44,155,138
Exterran Holdings [a,c]	129,782	10,426,686
Green Plains Renewable Energy [a,c]	24,100	273,535
Helmerich & Payne	374,700	12,301,401
ION Geophysical [a,c]	766,700	10,603,461
Lufkin Industries	25,526	1,404,441
Oil States International [a,c]	933,900	45,107,370
Pason Systems	1,989,700	29,765,984
Patterson-UTI Energy	450,000	10,156,500
Precision Drilling Trust	256,200	4,906,230
RPC	1,220,337	17,340,989
SEACOR Holdings [a,c]	220,400	20,960,040
Superior Well Services [a,c]	782,080	17,776,678
Tidewater	20,300	1,275,652
Trican Well Service	1,473,700	30,002,941
Willbros Group [a,c]	213,100	7,245,400

		295,801,535

Oil and Gas - 3.2%
Bill Barrett [a,c]	109,500	4,315,395
Cano Petroleum [a,c]	70,200	520,884
Cimarex Energy	847,714	31,577,346
Crosstex Energy	512,000	19,409,920
Edge Petroleum [a]	276,900	3,555,396
Grey Wolf [a,c]	1,474,500	9,657,975
Mariner Energy [a]	859,800	17,806,458
PetroCorp [a,d]	210,800	0
St. Mary Land & Exploration	684,900	24,430,383
Unit Corporation [a]	814,700	39,431,480

		150,705,237

Precious Metals and Mining - 4.0%
Agnico-Eagle Mines	761,100	37,902,780
Apex Silver Mines [a]	209,500	4,074,775
Eldorado Gold [a,c]	1,989,400	12,035,870
Golden Star Resources [a,c]	1,675,300	6,784,965
Hecla Mining [a,c]	2,641,800	23,644,110
International Coal Group [a,c]	1,209,640	5,370,802
Ivanhoe Mines [a,c]	1,829,700	23,877,585
Kingsgate Consolidated	109,447	521,523
Meridian Gold [a]	811,600	26,863,960
Minefinders Corporation [a,c]	587,700	6,270,759
Northgate Minerals [a]	324,900	922,716
Pan American Silver [a]	355,600	10,276,840
Silver Standard Resources [a]	839,000	31,286,310

		189,832,995

Real Estate - 0.4%
The St. Joe Company	635,300	21,352,433

Other Natural Resources - 0.1%
AMCOL International	7,200	238,248

Total		657,930,448

Technology - 16.0%
Aerospace and Defense - 0.8%
Alliant Techsystems [a,c]	3,750	409,875
Ceradyne [a,c]	45,000	3,408,300
Curtiss-Wright	385,300	18,301,750
FLIR Systems [a,c]	103,500	5,732,865
GenCorp [a]	158,500	1,895,660
HEICO Corporation	23,100	1,140,216
Innovative Solutions and Support [a]	100,000	1,897,000
Integral Systems	119,091	2,559,266
Moog Cl. A [a,c]	9,200	404,248
Teledyne Technologies [a,c]	20,000	1,067,800

		36,816,980

Components and Systems - 3.9%
Acacia Research-Acacia Technologies [a,c]	295,040	4,331,187
Analogic Corporation	92,500	5,897,800
Benchmark Electronics [a,c]	836,450	19,966,062
Digi International [a]	747,393	10,642,876
Dionex Corporation [a,c]	296,426	23,554,010
Electronics for Imaging [a,c]	38,900	1,044,854
Energy Conversion Devices [a]	25,000	568,000
Excel Technology [a]	227,800	5,683,610
Hutchinson Technology [a,c]	97,600	2,400,960
Logitech International [a,c]	162,800	4,810,740
Nam Tai Electronics	721,840	9,080,747
Newport Corporation [a,c]	533,500	8,125,205
Plexus Corporation [a,c]	1,001,100	27,430,140
Richardson Electronics [b]	871,862	5,972,255
Rimage Corporation [a,b,c]	572,403	12,844,723
Solectron Corporation [a,c]	2,967,900	11,574,810
TTM Technologies [a]	300,000	3,471,000
Technitrol	521,100	14,043,645
Tektronix	424,500	11,775,630
Vishay Intertechnology [a]	28,500	371,355
Zebra Technologies Cl. A [a,c]	35,600	1,299,044

		184,888,653

Distribution - 0.3%
Anixter International [a]	47,300	3,899,885
Insight Enterprises [a]	170,200	4,392,862
Mattson Technology [a,c]	143,200	1,238,680
Nu Horizons Electronics [a]	478,944	4,516,442

		14,047,869

Internet Software and Services - 0.3%
CNET Networks [a,c]	704,200	5,246,290
iPass [a]	2,201,102	9,244,628
RADVision [a]	12,325	216,427

		14,707,345

IT Services - 2.5%
BearingPoint [a]	2,206,800	8,937,540
Black Box	264,900	11,327,124
Gartner [a]	743,200	18,178,672
Jack Henry & Associates	93,100	2,407,566
Perot Systems Cl. A [a,c]	2,175,400	36,786,014
SRA International Cl. A [a,c]	786,200	22,076,496
Sapient Corporation [a,c]	1,610,500	10,806,455
Syntel	153,648	6,388,684

		116,908,551

Semiconductors and Equipment - 4.6%
Actions Semiconductor ADR [a,c]	422,500	2,332,200
Advanced Energy Industries [a]	44,800	676,480
Cabot Microelectronics [a,c]	219,300	9,375,075
Cascade Microtech [a]	35,000	347,200
Catalyst Semiconductor [a]	319,800	2,216,214
Cirrus Logic [a]	675,900	4,325,760
Cognex Corporation	896,835	15,927,790
Cymer [a,c]	53,500	2,053,865
DSP Group [a]	49,500	783,585
Diodes [a]	794,250	25,495,425
Dolby Laboratories Cl. A [a]	919,600	32,020,472
Entegris [a,c]	1,418,100	12,309,108
Exar Corporation [a,c]	824,441	10,767,199
Fairchild Semiconductor International [a,c]	973,700	18,188,716
GSI Group [a,c]	263,400	2,976,420
International Rectifier [a,c]	291,000	9,600,090
IXYS Corporation [a]	433,215	4,518,432
MKS Instruments [a,c]	595,300	11,322,606
Nextest Systems [a]	575,800	7,404,788
OmniVision Technologies [a,c]	301,700	6,857,641
Rudolph Technologies [a]	54,100	748,203
Sanmina-SCI Corporation [a,c]	1,900,000	4,028,000
Semitool [a]	1,442,867	13,995,810
Supertex [a]	76,600	3,054,808
Techwell [a,c]	188,082	1,997,431
Teradyne [a]	49,000	676,200
Tessera Technologies [a,c]	46,100	1,728,750
Varian [a,c]	150,800	9,592,388
Zarlink Semiconductor [a,c]	557,900	775,481

		216,096,137

Software - 1.5%
ACI Worldwide [a,c]	463,090	10,350,061
ANSYS [a,c]	345,300	11,798,901
Aspen Technology [a,c]	123,925	1,774,606
Digimarc Corporation [a,c]	78,900	712,467
DivX [a,c]	89,866	1,336,307
Epicor Software [a,c]	106,600	1,467,882
Fair Isaac	174,400	6,297,584
Fundtech [a]	22,500	394,650
MSC.Software [a,c]	305,800	4,164,996
Macrovision Corporation [a,c]	137,600	3,389,088
Manhattan Associates [a,c]	150,000	4,111,500
ManTech International Cl. A [a]	351,602	12,650,640
MICROS Systems [a,c]	26,100	1,698,327
OpenTV Cl. A [a,c]	700,744	1,037,101
PAR Technology [a]	88,900	711,200
Pervasive Software [a,b]	1,727,500	8,188,350
Trintech Group ADR [a]	220,210	935,893

		71,019,553

Telecommunications - 2.1%
ADC Telecommunications [a,c]	46,500	911,865
ADTRAN	719,300	16,565,479
Anaren [a,c]	23,900	336,990
Catapult Communications [a,c]	273,000	2,085,720
Comtech Group [a,c]	64,900	1,181,829
Comtech Telecommunications [a,c]	337,027	18,027,574
Endwave Corporation [a,c]	56,721	601,810
Foundry Networks [a]	930,500	16,534,985
Golden Telecom [a]	60,000	4,829,400
IDT Corporation Cl. B	150,000	1,255,500
InPhonic [a,c]	399,400	1,098,350
KVH Industries [a]	231,000	1,977,360
Level 3 Communications [a,c]	300,000	1,395,000
NETGEAR [a,c]	531,500	16,168,230
North Pittsburgh Systems	14,520	344,995
Premiere Global Services [a]	516,500	6,533,725
RF Micro Devices [a,c]	262,500	1,766,625
Radyne Corporation [a]	597,829	6,301,118
UCN [a]	155,500	622,000
ViaSat [a,c]	2,800	86,324

		98,624,879

Total		753,109,967

Utilities - 0.1%
PNM Resources	13,300	309,624

Total		309,624

Miscellaneous [e] - 4.4%
Total		205,099,979

TOTAL COMMON STOCKS
(Cost $3,686,318,603)		4,496,009,520

REPURCHASE AGREEMENTS - 3.9%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $42,016,625 (collateralized by obligations of various U.S. Government Agencies, valued at $45,900,000) (Cost $42,000,000)		42,000,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $140,053,083 (collateralized by obligations of various U.S. Government Agencies, valued at $142,858,581) (Cost $140,000,000)		140,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $182,000,000)		182,000,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 6.6%
Federal Home Loan Bank
4.36%-5.375% due 5/1/09-9/10/09	$250	251
Federal Home Loan Discount Notes
due 11/14/07-2/15/08	3,614	3,614
Federal National Mortgage Association Discount Notes
due 10/10/07-10/30/07	1,875,276	1,875,276
U.S. Treasury Bonds
12.00% due 8/15/13	2,472,167	2,505,640
U.S. Treasury Notes
1.875%-3.375% due 10/15/09-1/15/16	155	156
U.S. Treasury Strip-Principal
due 2/15/29	1,207	1,207
Money Market Funds
AIM Liquid Assets Institutional Fund (7 day yield-5.08%)		303,542,120
Janus Institutional Money Market Fund (7 day yield-5.32%)		2,572,885

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $310,501,149)		310,501,149

TOTAL INVESTMENTS - 106.1%
(Cost $4,178,819,752)		4,988,510,669

LIABILITES LESS CASH AND OTHER ASSETS - (6.1)%		(288,723,102)

NET ASSETS - 100.0%		$4,699,787,567

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 87.4%
	SHARES	VALUE
Consumer Products - 3.6%
Apparel and Shoes - 1.6%
Jos. A. Bank Clothiers [a,c]	152,900	$5,109,918
LaCrosse Footwear [b]	370,147	6,610,825
True Religion Apparel [a,c]	239,400	4,213,440

		15,934,183

Food/Beverage/Tobacco - 0.6%
Jones Soda [a,c]	137,800	1,661,868
Monterey Gourmet Foods [a,c]	455,230	1,734,426
Reliv International	238,700	2,387,000

		5,783,294

Home Furnishing and Appliances - 0.8%
AS Creation Tapeten [a]	119,542	7,822,450

Sports and Recreation - 0.2%
Arctic Cat	129,200	2,113,712

Other Consumer Products - 0.4%
RC2 Corporation [a]	123,900	3,430,791

Total		35,084,430

Consumer Services - 5.1%
Leisure and Entertainment - 0.9%
Dover Downs Gaming & Entertainment	144,000	1,496,160
FortuNet [a,c]	225,700	2,214,117
New Frontier Media	873,200	5,352,716

		9,062,993

Retail Stores - 2.9%
A.C. Moore Arts & Crafts [a,c]	353,500	5,571,160
Buckle (The)	178,850	6,785,569
Cache [a]	462,350	8,252,948
Cato Corporation Cl. A	243,050	4,967,942
Duckwall-ALCO Stores [a,c]	56,950	2,098,608

		27,676,227

Other Consumer Services - 1.3%
Collectors Universe	368,505	5,188,550
Lincoln Educational Services [a,c]	413,296	5,389,380
Renaissance Learning	200,800	2,427,672

		13,005,602

Total		49,744,822

Financial Intermediaries - 4.8%
Banking - 1.3%
Bancorp (The) [a,c]	173,567	3,204,047
Canadian Western Bank	322,000	9,226,361

		12,430,408

Insurance - 2.5%
AmCOMP [a,c]	334,500	3,157,680
American Safety Insurance Holdings [a,c]	246,000	4,875,720
Argo Group International Holdings	143,605	6,248,254
Navigators Group [a]	112,100	6,081,425
United Fire & Casualty	100,000	3,909,000

		24,272,079

Securities Brokers - 1.0%
Cowen Group [a]	299,000	4,132,180
Sanders Morris Harris Group	547,200	5,554,080

		9,686,260

Total		46,388,747

Financial Services - 1.4%
Information and Processing - 0.2%
EDGAR Online [a,c]	567,500	1,691,150

Investment Management - 1.2%
ADDENDA Capital	194,900	3,942,480
Anima	1,170,360	4,848,081
Westwood Holdings Group	99,700	3,420,707

		12,211,268

Total		13,902,418

Health - 11.1%
Drugs and Biotech - 4.8%
Barrier Therapeutics [a,c]	331,300	2,001,052
Cell Genesys [a]	452,500	1,728,550
Cerus Corporation [a,c]	602,800	5,262,444
DUSA Pharmaceuticals [a,c]	783,600	1,708,248
Dyax Corporation [a,c]	1,011,184	3,640,262
Genitope Corporation [a,c]	465,000	2,083,200
Lexicon Pharmaceuticals [a,c]	1,127,800	3,902,188
Maxygen [a,c]	290,000	1,974,900
Neogen Corporation [a,c]	273,400	6,485,048
Orchid Cellmark [a,c]	1,340,322	7,492,400
Origin Agritech [a,c]	362,700	2,752,893
ULURU [a]	1,105,200	5,216,544
Zila [a]	2,099,300	2,435,188

		46,682,917

Health Services - 1.2%
Bio-Imaging Technologies [a]	501,300	3,569,256
CorVel Corporation [a,c]	101,405	2,344,484
Hooper Holmes [a]	1,031,000	2,433,160
U.S. Physical Therapy [a,c]	237,400	3,513,520

		11,860,420

Medical Products and Devices - 4.7%
Anika Therapeutics [a,c]	197,048	4,100,569
Bruker BioSciences [a]	750,500	6,604,400
Caliper Life Sciences [a,c]	546,800	3,138,632
Candela Corporation [a,c]	238,500	2,024,865
Exactech [a]	239,658	3,846,511
Kensey Nash [a,c]	65,000	1,697,150
Merit Medical Systems [a]	262,700	3,409,846
NMT Medical [a]	266,200	2,121,614
Possis Medical [a,c]	287,600	3,896,980
SenoRx [a,c]	151,400	1,291,442
Shamir Optical Industry [a,c]	221,700	2,662,617
Syneron Medical [a,c]	78,300	1,851,012
Synovis Life Technologies [a]	27,500	593,175
Thermage [a,c]	364,300	2,579,244
Young Innovations	211,440	6,049,298

		45,867,355

Personal Care - 0.4%
Nutraceutical International [a,c]	223,100	3,393,351

Total		107,804,043

Industrial Products - 9.8%
Automotive - 0.6%
Aftermarket Technology [a,c]	174,800	5,548,152

Building Systems and Components - 2.3%
AAON [c]	287,100	5,664,483
Drew Industries [a]	227,400	9,250,632
Flanders Corporation [a]	140,300	641,171
LSI Industries	325,050	6,670,026

		22,226,312

Construction Materials - 0.1%
Synalloy Corporation	70,700	1,491,770

Industrial Components - 0.4%
Powell Industries [a]	100,800	3,819,312

Machinery - 1.8%
Eagle Test Systems [a]	259,400	3,325,508
Key Technology [a,c]	225,143	6,776,804
T-3 Energy Services [a,c]	174,703	7,449,336

		17,551,648

Metal Fabrication and Distribution - 3.5%
Dynamic Materials	195,800	9,376,862
Novamerican Steel [a]	176,449	8,931,848
Olympic Steel	340,800	9,256,128
RTI International Metals [a,c]	35,000	2,774,100
Samuel Manu-Tech	270,300	3,535,518

		33,874,456

Specialty Chemicals and Materials - 0.5%
American Vanguard	187,300	3,656,096
Hawkins	75,000	1,080,000

		4,736,096

Other Industrial Products - 0.6%
Peerless Manufacturing [a,c]	244,800	5,875,200

Total		95,122,946

Industrial Services - 12.8%
Commercial Services - 4.4%
Barrett Business Services	125,901	3,000,221
BB Holdings [a]	1,270,814	5,395,172
Electro Rent	171,500	2,402,715
eTelecare Global Solutions [a,c]	134,600	1,475,216
GP Strategies [a,c]	424,200	4,708,620
Intersections [a,c]	453,858	4,633,890
LECG Corporation [a]	663,094	9,880,101
Metalico [a,c]	288,900	2,631,879
OneSource Services [a]	141,655	1,883,868
PeopleSupport [a,c]	322,813	3,860,843
Willdan Group [a,c]	336,700	3,430,973

		43,303,498

Engineering and Construction - 2.9%
Cavalier Homes [a,c]	506,400	1,620,480
Cavco Industries [a,c]	243,401	8,153,934
Exponent [a]	501,434	12,580,979
Sterling Construction [a,c]	256,000	5,908,480

		28,263,873

Food and Tobacco Processors - 1.4%
Imperial Sugar Company	214,800	5,612,724
Omega Protein [a,c]	483,900	4,379,295
Zapata Corporation [a]	584,900	4,211,280

		14,203,299

Printing - 1.1%
CSS Industries	91,000	3,273,270
Courier Corporation	116,732	4,110,134
Ennis	139,500	3,074,580

		10,457,984

Transportation and Logistics - 3.0%
Euroseas	558,400	8,113,552
Marten Transport [a,c]	388,850	5,992,179
Patriot Transportation Holding [a,c]	86,191	8,476,023
Vitran Corporation Cl. A [a,c]	385,450	6,383,052

		28,964,806

Total		125,193,460

Natural Resources - 16.8%
Energy Services - 4.4%
Flotek Industries [a,c]	122,700	5,417,205
Gulf Island Fabrication	160,684	6,168,659
Particle Drilling Technologies [a,c]	499,500	1,648,350
Savanna Energy Services [a]	154,500	2,640,627
Superior Well Services [a,c]	97,500	2,216,175
TGC Industries [a]	562,726	5,959,268
Tesco Corporation [a]	306,400	8,318,760
Total Energy Services Trust	811,000	6,514,744
World Energy Solutions [a]	3,187,500	3,493,063

		42,376,851

Oil and Gas - 3.0%
Bronco Drilling [a,c]	794,300	11,755,640
Edge Petroleum [a,c]	773,600	9,933,024
Kodiak Oil & Gas [a,c]	580,000	1,914,000
PetroCorp [a,d]	465,300	0
Pioneer Drilling [a,c]	269,000	3,276,420
TXCO Resources [a,c]	270,900	2,427,264

		29,306,348

Precious Metals and Mining - 8.9%
Alamos Gold [a]	705,600	4,455,002
Allied Nevada Gold [a,c]	545,070	2,725,350
Central African Gold [a]	2,738,597	2,269,282
Crosshair Exploration & Mining [a,c]	1,394,400	2,746,968
Eldorado Gold [a,c]	415,000	2,510,750
Endeavour Mining Capital	772,100	7,467,553
Endeavour Silver [a,c]	531,900	1,771,227
Entree Gold [a,c]	1,586,700	3,966,750
First Majestic Silver [a,c]	1,058,200	4,202,373
Gammon Gold [a,c]	535,586	6,341,338
Greystar Resources [a]	485,000	3,364,500
Hecla Mining [a]	549,500	4,918,025
Kingsgate Consolidated	409,325	1,950,462
Linear Gold [a,c]	399,800	1,173,695
Metallica Resources [a]	946,800	4,203,792
Midway Gold [a]	1,176,800	3,667,702
Miramar Mining [a,c]	621,500	2,945,910
Northern Orion Resources [a]	575,100	3,697,893
Red Back Mining [a]	1,019,000	6,761,573
Silvercorp Metals [a]	204,100	4,253,751
U.S. Gold [a,c]	779,050	4,884,644
Uranium Resources [a,c]	292,900	2,750,331
Western Copper [a]	2,430,100	3,909,074

		86,937,945

Real Estate - 0.5%
Kennedy-Wilson [a]	124,900	4,871,100

Total		163,492,244

Technology - 17.3%
Aerospace and Defense - 2.5%
Aerovironment [a,c]	201,830	4,644,108
American Science & Engineering [a]	62,500	3,916,250
Axsys Technologies [a,c]	241,000	7,461,360
Ducommun [a]	185,200	5,981,960
Integral Systems	128,197	2,754,954

		24,758,632

Components and Systems - 2.9%
Digi International [a]	408,600	5,818,464
Excel Technology [a]	309,500	7,722,025
LaCie [a]	507,009	4,627,004
TTM Technologies [a]	893,500	10,337,795

		28,505,288

Distribution - 0.6%
Diploma	247,672	5,589,303

Internet Software and Services - 1.9%
Answers Corporation [a,c]	243,500	2,004,005
CryptoLogic	150,000	3,000,000
iPass [a]	703,300	2,953,860
Jupitermedia Corporation [a,c]	704,393	4,458,808
Packeteer [a,c]	338,800	2,574,880
SupportSoft [a,c]	592,900	3,462,536

		18,454,089

Semiconductors and Equipment - 5.9%
Advanced Energy Industries [a]	213,000	3,216,300
Cascade Microtech [a,c]	251,400	2,493,888
CEVA [a]	638,000	5,735,620
GSI Technology [a,c]	691,800	1,819,434
Ikanos Communications [a]	361,700	2,014,669
Integrated Silicon Solution [a,c]	745,476	4,696,499
NetList [a,c]	966,900	2,001,483
Nextest Systems [a,c]	643,900	8,280,554
PDF Solutions [a,c]	563,500	5,567,380
Rudolph Technologies [a]	252,300	3,489,309
Saifun Semiconductors [a,c]	823,000	8,197,080
Semitool [a,c]	419,800	4,072,060
Supertex [a,c]	150,100	5,985,988

		57,570,264

Software - 1.6%
Fundtech [a]	198,200	3,476,428
Moldflow Corporation [a,c]	96,500	1,858,590
NetScout Systems [a]	379,600	4,137,640
Pervasive Software [a]	303,695	1,439,514
PLATO Learning [a,b,c]	1,230,000	4,649,400

		15,561,572

Telecommunications - 1.9%
Anaren [a]	296,000	4,173,600
Atlantic Tele-Network	233,200	8,476,820
KVH Industries [a,c]	291,500	2,495,240
PC-Tel [a,c]	375,800	2,852,322

		17,997,982

Total		168,437,130

Miscellaneous [e] - 4.7%
Total		46,242,003

TOTAL COMMON STOCKS
(Cost $679,952,479)		851,412,243

REPURCHASE AGREEMENTS - 12.3%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $29,368,620 (collateralized by obligations of various U.S. Government Agencies, valued at $31,620,000) (Cost $29,357,000)		29,357,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $90,034,125 (collateralized by obligations of various U.S. Government Agencies, valued at $91,834,816) (Cost $90,000,000)		90,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $119,357,000)		119,357,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 10.9%
U.S. Treasury Bonds
2.00%-12.00% due 8/15/13-4/15/28	$883,133	890,056
U.S. Treasury Notes
0.875%-4.875% due 1/31/09-7/15/16	190,521	191,437
U.S. Treasury Strip-Principal
due 5/15/17-2/15/29	249,934	249,934
U.S. Treasury Strip-Interest
due 11/15/10-8/15/23	169,001	169,001
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.23%)		104,389,325

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $105,889,753)		105,889,753

TOTAL INVESTMENTS - 110.6%
(Cost $905,199,232)		1,076,658,996

LIABILITIES LESS CASH AND OTHER ASSETS - (10.6)%		(103,083,161)

NET ASSETS - 100.0%		$973,575,835

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 88.2%
	SHARES	VALUE
Consumer Products - 10.7%
Apparel and Shoes - 3.2%
Columbia Sportswear	707,600	$39,137,356
Polo Ralph Lauren Cl. A	819,200	63,692,800
Timberland Company Cl. A [a]	2,893,900	54,868,344

		157,698,500

Home Furnishing and Appliances - 0.7%
Ethan Allen Interiors	1,152,400	37,671,956

Sports and Recreation - 3.7%
Thor Industries [b]	3,086,400	138,857,136
Winnebago Industries [b]	1,968,400	47,005,392

		185,862,528

Other Consumer Products - 3.1%
Fossil [a,b]	3,495,900	130,606,824
Matthews International Cl. A	501,600	21,970,080

		152,576,904

Total		533,809,888

Consumer Services - 3.5%
Direct Marketing - 1.3%
Nu Skin Enterprises Cl. A [b]	4,086,500	66,037,840

Retail Stores - 0.9%
Charming Shoppes [a]	3,650,300	30,662,520
Pier 1 Imports [a,c]	2,553,900	12,079,947

		42,742,467

Other Consumer Services - 1.3%
Corinthian Colleges [a]	4,031,165	64,135,835

Total		172,916,142

Financial Intermediaries - 10.6%
Insurance - 6.1%
Alleghany Corporation [a]	312,312	126,798,672
Erie Indemnity Cl. A	1,249,200	76,363,596
ProAssurance Corporation [a]	1,348,649	72,651,722
Wesco Financial	65,680	26,140,640

		301,954,630

Securities Brokers - 1.2%
Knight Capital Group Cl. A [a]	5,120,300	61,238,788

Other Financial Intermediaries - 3.3%
KKR Financial	3,321,348	55,964,714
TSX Group	2,284,000	110,221,686

		166,186,400

Total		529,379,818

Financial Services - 2.4%
Information and Processing - 1.3%
Interactive Data	2,269,100	63,988,620

Investment Management - 1.1%
Federated Investors Cl. B	1,459,500	57,942,150

Total		121,930,770

Health - 5.0%
Drugs and Biotech - 3.7%
Endo Pharmaceuticals Holdings [a]	3,349,250	103,860,242
Perrigo Company	3,767,900	80,444,665

		184,304,907

Medical Products and Devices - 1.3%
IDEXX Laboratories [a]	602,300	66,006,057

Total		250,310,964

Industrial Products - 18.7%
Building Systems and Components - 2.2%
Simpson Manufacturing [b]	3,435,400	109,417,490

Machinery - 9.1%
Gardner Denver [a]	1,513,300	59,018,700
Lincoln Electric Holdings [b]	2,769,597	214,948,423
National Instruments	1,741,487	59,785,249
Woodward Governor [b]	1,921,812	119,921,069

		453,673,441

Metal Fabrication and Distribution - 6.0%
Metal Management	1,012,100	54,855,820
Reliance Steel & Aluminum	2,269,800	128,334,492
Schnitzer Steel Industries Cl. A [b]	1,591,300	116,626,377

		299,816,689

Specialty Chemicals and Materials - 1.4%
Westlake Chemical	2,824,300	71,539,519

Total		934,447,139

Industrial Services - 3.6%
Industrial Distribution - 2.3%
Ritchie Bros. Auctioneers [b]	1,776,200	115,630,620

Transportation and Logistics - 1.3%
Arkansas Best [b]	2,056,902	67,178,419

Total		182,809,039

Natural Resources - 17.4%
Energy Services - 6.0%
Ensign Energy Services	7,103,000	134,111,838
Pason Systems	2,846,500	42,583,743
Trican Well Service [b]	6,119,000	124,576,233

		301,271,814

Oil and Gas - 3.4%
Cimarex Energy	1,097,200	40,870,700
Unit Corporation [a,b]	2,633,500	127,461,400

		168,332,100

Precious Metals and Mining - 6.9%
Meridian Gold [a]	2,792,000	92,415,200
Pan American Silver [a,b]	3,849,700	111,256,330
Silver Standard Resources [a,b,c]	3,757,300	140,109,717

		343,781,247

Real Estate - 1.1%
The St. Joe Company	1,604,550	53,928,926

Total		867,314,087

Technology - 14.7%
Components and Systems - 4.7%
Benchmark Electronics [a]	2,140,000	51,081,800
Dionex Corporation [a,b]	1,170,500	93,007,930
Tektronix	1,769,400	49,083,156
Zebra Technologies Cl. A [a]	1,191,400	43,474,186

		236,647,072

IT Services - 3.2%
Gartner [a]	3,918,400	95,844,064
Perot Systems Cl. A [a]	3,770,900	63,765,919

		159,609,983

Semiconductors and Equipment - 3.6%
Cabot Microelectronics [a,b]	1,780,800	76,129,200
Cognex Corporation [b]	2,862,717	50,841,854
MKS Instruments [a]	2,841,910	54,053,128

		181,024,182

Software - 0.7%
Fair Isaac	913,000	32,968,430

Telecommunications - 2.5%
ADTRAN	1,353,700	31,175,711
Foundry Networks [a]	5,124,800	91,067,696

		122,243,407

Total		732,493,074

Miscellaneous [e] - 1.6%
Total		79,203,332

TOTAL COMMON STOCKS
(Cost $2,916,267,648)		4,404,614,253

REPURCHASE AGREEMENTS - 11.8%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $148,484,752 (collateralized by obligations of various U.S. Government Agencies, valued at $153,750,000) (Cost $148,426,000)		148,426,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $440,166,833 (collateralized by obligations of various U.S. Government Agencies, valued at $448,975,023) (Cost $440,000,000)		440,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $588,426,000)		588,426,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.3%
U.S. Treasury Bonds
2.375%-12.00% due 8/15/13-1/15/27	$15,056,855	15,241,110
U.S. Treasury Strip-Principal
due 2/15/29	2,063	2,063

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $15,243,173)		15,243,173

TOTAL INVESTMENTS - 100.3%
(Cost $3,519,936,821)		5,008,283,426

LIABILITIES LESS CASH AND OTHER ASSETS - (0.3)%		(15,243,116)

NET ASSETS - 100.0%		$4,993,040,310

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 87.4%
	SHARES	VALUE
Consumer Products - 5.8%
Apparel and Shoes - 0.8%
K-Swiss Cl. A	852,000	$19,519,320
Timberland Company Cl. A [a]	930,100	17,634,696

		37,154,016

Collectibles - 0.3%
Topps Company (The)	1,256,816	12,178,547

Food/Beverage/Tobacco - 0.3%
Jones Soda [a,c]	1,005,500	12,126,330

Home Furnishing and Appliances - 1.0%
DTS [a]	92,300	2,803,151
La-Z-Boy [c]	1,300,900	9,600,642
Natuzzi ADR [a,b]	3,015,400	17,790,860
Select Comfort [a]	1,398,400	19,507,680

		49,702,333

Publishing - 0.4%
Journal Communications Cl. A	2,191,400	20,774,472

Sports and Recreation - 1.6%
Arctic Cat [b]	1,298,360	21,241,170
Callaway Golf	2,467,200	39,499,872
Monaco Coach	1,051,350	14,750,441

		75,491,483

Other Consumer Products - 1.4%
Fossil [a]	1,785,650	66,711,884

Total		274,139,065

Consumer Services - 7.1%
Direct Marketing - 1.1%
Nu Skin Enterprises Cl. A [b]	3,342,900	54,021,264

Leisure and Entertainment - 0.5%
4Kids Entertainment [a]	490,200	8,622,618
Multimedia Games [a,c]	1,202,438	10,244,772
New Frontier Media	986,688	6,048,397

		24,915,787

Restaurants and Lodgings - 0.7%
Applebee’s International	1,211,000	30,129,680
Ruby Tuesday	268,200	4,918,788

		35,048,468

Retail Stores - 3.2%
Buckle (The)	744,850	28,259,609
Cache [a,b]	1,006,800	17,971,380
Casual Male Retail Group [a,b]	2,213,600	19,833,856
Cato Corporation Cl. A	797,350	16,297,834
Charming Shoppes [a]	3,738,815	31,406,046
Christopher & Banks	521,300	6,318,156
Finish Line (The) Cl. A	966,600	4,195,044
Hibbett Sports [a]	110,137	2,731,398
Pacific Sunwear of California [a]	900,000	13,320,000
Pier 1 Imports [a,c]	1,017,500	4,812,775
Tuesday Morning	441,100	3,965,489

		149,111,587

Other Consumer Services - 1.6%
Corinthian Colleges [a]	3,161,079	50,292,767
MoneyGram International	150,000	3,388,500
Universal Technical Institute [a]	1,121,400	20,185,200

		73,866,467

Total		336,963,573

Financial Intermediaries - 5.4%
Banking - 0.1%
Bancorp (The) [a]	245,870	4,538,760

Insurance - 2.1%
Argo Group International Holdings	521,897	22,707,738
Aspen Insurance Holdings	803,000	22,411,730
CNA Surety [a]	524,800	9,252,224
NYMAGIC	361,500	10,053,315
Navigators Group [a]	150,200	8,148,350
Validus Holdings [a]	1,222,800	29,640,672

		102,214,029

Securities Brokers - 1.9%
Ichiyoshi Securities	1,206,600	12,804,992
Knight Capital Group Cl. A [a]	5,127,800	61,328,488
Mito Securities	3,793,000	14,265,233

		88,398,713

Other Financial Intermediaries - 1.3%
KKR Financial	2,582,912	43,522,067
MarketAxess Holdings [a]	768,500	11,527,500
TSX Group	107,000	5,163,625

		60,213,192

Total		255,364,694

Financial Services - 0.1%
Information and Processing - 0.1%
Morningstar [a]	114,500	7,030,300

Total		7,030,300

Health - 9.9%
Commercial Services - 0.8%
eResearch Technology [a,b]	2,954,500	33,651,755
PDI [a]	556,900	5,780,622

		39,432,377

Drugs and Biotech - 5.2%
Alpharma Cl. A [a]	819,900	17,513,064
Aspreva Pharmaceuticals [a,c]	242,000	4,965,840
Cell Genesys [a]	2,930,600	11,194,892
Dendreon Corporation [a,c]	370,764	2,851,175
Dyax Corporation [a]	315,000	1,134,000
Endo Pharmaceuticals Holdings [a]	2,490,200	77,221,102
Exelixis [a]	671,700	7,113,303
Infinity Pharmaceuticals [a]	602,300	5,456,838
Lexicon Pharmaceuticals [a,b]	5,027,300	17,394,458
Maxygen [a]	840,200	5,721,762
Perrigo Company	2,685,600	57,337,560
Pharmanet Development Group [a]	150,300	4,363,209
ViroPharma [a]	1,888,100	16,804,090
VIVUS [a,b]	2,938,500	14,574,960

		243,646,253

Health Services - 1.3%
Cross Country Healthcare [a,b]	1,916,000	33,472,520
Cypress Bioscience [a]	806,100	11,035,509
Hooper Holmes [a]	3,103,600	7,324,496
MedQuist [a]	750,200	8,634,802

		60,467,327

Medical Products and Devices - 2.0%
Bruker BioSciences [a]	4,100,257	36,082,262
Caliper Life Sciences [a,b]	2,431,229	13,955,254
CONMED Corporation [a]	205,500	5,751,945
Medical Action Industries [a]	444,250	10,510,955
Possis Medical [a,b]	1,163,800	15,769,490
Restore Medical [a]	184,700	288,132
Shamir Optical Industry [a]	357,300	4,291,173
Thoratec Corporation [a]	400,200	8,280,138

		94,929,349

Personal Care - 0.6%
Helen of Troy [a]	1,393,796	26,914,201

Total		465,389,507

Industrial Products - 6.2%
Automotive - 0.7%
Gentex Corporation	1,335,200	28,626,688
LKQ Corporation [a]	48,200	1,677,842

		30,304,530

Building Systems and Components - 0.2%
AAON	521,250	10,284,263

Industrial Components - 0.4%
Powell Industries [a]	494,800	18,747,972

Machinery - 0.8%
Lincoln Electric Holdings	487,800	37,858,158

Metal Fabrication and Distribution - 3.6%
Houston Wire & Cable [b,c]	1,291,200	23,383,632
Metal Management [b]	1,512,500	81,977,500
Olympic Steel [b]	835,700	22,697,612
Schnitzer Steel Industries Cl. A	592,200	43,402,338

		171,461,082

Specialty Chemicals and Materials - 0.3%
Schulman (A.)	671,900	13,256,587

Other Industrial Products - 0.2%
Steelcase Cl. A	491,300	8,833,574

Total		290,746,166

Industrial Services - 6.3%
Commercial Services - 3.2%
CBIZ [a]	2,121,200	16,863,540
Copart [a]	110,143	3,787,818
Forrester Research [a]	493,400	11,629,438
Korn/Ferry International [a]	2,248,800	37,127,688
Labor Ready [a,b]	2,532,600	46,878,426
MPS Group [a]	494,700	5,515,905
MAXIMUS	415,500	18,107,490
Navigant Consulting [a]	719,300	9,106,338

		149,016,643

Engineering and Construction - 1.1%
Dycom Industries [a]	778,400	23,842,392
Exponent [a]	400,400	10,046,036
Palm Harbor Homes [a,b]	1,398,300	17,450,784

		51,339,212

Food and Tobacco Processors - 0.3%
Omega Protein [a,b]	1,441,100	13,041,955

Printing - 0.6%
Ennis	1,254,600	27,651,384

Transportation and Logistics - 1.1%
Heartland Express	1,696,666	24,228,390
Universal Truckload Services [a]	399,800	8,779,608
Werner Enterprises	1,260,000	21,609,000

		54,616,998

Total		295,666,192

Natural Resources - 25.8%
Energy Services - 8.3%
Calfrac Well Services	1,779,900	39,690,526
Ensign Energy Services	4,713,600	88,997,545
Global Industries [a]	652,050	16,796,808
ION Geophysical [a,c]	1,423,700	19,689,771
Oil States International [a]	336,200	16,238,460
Pason Systems	2,706,200	40,484,850
Tesco Corporation [a,b]	2,105,505	57,164,461
TETRA Technologies [a]	685,400	14,489,356
Total Energy Services Trust [b]	1,966,700	15,798,455
Trican Well Service	3,915,200	79,709,244

		389,059,476

Oil and Gas - 1.8%
St. Mary Land & Exploration	628,000	22,400,760
Unit Corporation [a]	1,304,500	63,137,800

		85,538,560

Precious Metals and Mining - 15.5%
Agnico-Eagle Mines	1,789,000	89,092,200
Alamos Gold [a,b]	5,743,700	36,264,451
Fronteer Development Group [a,b]	4,255,600	44,598,688
Gabriel Resources [a]	5,952,300	15,080,477
Gammon Gold [a]	5,515,900	65,308,256
Hecla Mining [a]	4,713,000	42,181,350
International Coal Group [a,c]	2,976,300	13,214,772
Ivanhoe Mines [a]	5,092,400	66,455,820
Meridian Gold [a]	1,535,100	50,811,810
Northern Orion Resources [a,c]	4,688,200	30,145,126
NovaGold Resources [a]	737,300	12,172,823
Palmarejo Silver and Gold [a]	643,000	6,399,940
Pan American Silver [a]	2,915,628	84,261,649
Randgold Resources ADR	500,000	16,620,000
Silver Standard Resources [a]	2,475,300	92,303,937
Silvercorp Metals [a,b]	2,505,100	52,210,047
Uranium Resources [a,c]	1,506,700	14,147,913

		731,269,259

Other Natural Resources - 0.2%
AMCOL International	339,400	11,230,746

Total		1,217,098,041

Technology - 17.1%
Aerospace and Defense - 1.1%
FLIR Systems [a]	124,000	6,868,360
HEICO Corporation Cl. A	966,100	38,160,950
Integral Systems	409,646	8,803,293

		53,832,603

Components and Systems - 1.8%
KEMET Corporation [a]	1,078,800	7,929,180
Methode Electronics	1,137,600	17,120,880
TTM Technologies [a,b]	2,250,035	26,032,905
Technitrol	505,900	13,634,005
Tektronix	746,900	20,719,006

		85,435,976

Internet Software and Services - 1.5%
CryptoLogic [b]	687,675	13,753,500
iPass [a,b]	3,389,100	14,234,220
Packeteer [a,c]	1,239,200	9,417,920
RADVision [a]	343,700	6,035,372
RealNetworks [a]	3,817,200	25,880,616

		69,321,628

IT Services - 1.9%
CIBER [a]	323,700	2,528,097
Perot Systems Cl. A [a]	4,707,000	79,595,370
Syntel	125,300	5,209,974

		87,333,441

Semiconductors and Equipment - 4.9%
Axcelis Technologies [a]	632,800	3,233,608
Brooks Automation [a]	963,582	13,721,408
CEVA [a,b]	1,281,800	11,523,382
Cirrus Logic [a]	1,705,000	10,912,000
Cognex Corporation	1,127,238	20,019,747
Credence Systems [a]	1,845,100	5,701,359
Cree [a,c]	315,000	9,796,500
Entegris [a]	1,865,300	16,190,804
Exar Corporation [a]	1,412,464	18,446,780
Fairchild Semiconductor International [a]	2,151,000	40,180,680
GSI Group [a]	1,709,200	19,313,960
MKS Instruments [a]	1,364,100	25,945,182
OmniVision Technologies [a,c]	563,500	12,808,355
Photronics [a]	650,000	7,416,500
Saifun Semiconductors [a,c]	318,900	3,176,244
Semitool [a,c]	1,148,333	11,138,830

		229,525,339

Software - 2.1%
DivX [a,b,c]	2,010,107	29,890,291
Epicor Software [a]	477,500	6,575,175
MSC.Software [a]	1,891,900	25,767,678
ManTech International Cl. A [a]	641,200	23,070,376
SPSS [a]	110,272	4,536,590
THQ [a]	312,500	7,806,250
Ulticom [a]	435,100	3,524,310

		101,170,670

Telecommunications - 3.8%
ADTRAN	1,201,800	27,677,454
Foundry Networks [a]	4,793,000	85,171,610
KVH Industries [a,b]	1,150,200	9,845,712
NETGEAR [a]	692,600	21,068,892
Optium Corporation [a,c]	306,800	3,184,584
PC-Tel [a,b]	1,618,600	12,285,174
Premiere Global Services [a]	1,149,900	14,546,235
ViaSat [a]	163,300	5,034,539

		178,814,200

Total		805,433,857

Miscellaneous [e] - 3.7%
Total		172,418,524

TOTAL COMMON STOCKS
(Cost $3,164,924,054)		4,120,249,919

REPURCHASE AGREEMENTS - 13.6%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $152,081,175 (collateralized by obligations of various U.S. Government Agencies, valued at $158,400,000) (Cost $152,021,000)		152,021,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $490,185,792 (collateralized by obligations of various U.S. Government Agencies, valued at $499,992,784) (Cost $490,000,000)		490,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $642,021,000)		642,021,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 1.9%
Federal Home Loan Bank
3.75%-5.50% due 8/13/08-10/5/09	$2,378,149	2,384,619
Federal Home Loan Discount Notes
due 11/14/07-2/15/08	3,954,586	3,954,586
Federal National Mortgage Association Discount Notes
due 11/14/07-2/15/08	3,707,766	3,707,766
Federal National Mortgage Association
5.125%-5.25% due 1/29/09-7/13/09	20,281	20,501
U.S. Treasury Bills
due 12/6/07	94,446	94,446
U.S. Treasury Bonds
2.00%-12.00% due 11/15/07-5/15/30	26,225,094	26,699,424
U.S. Treasury Notes
0.875%-4.875% due 10/15/08-7/15/17	42,975,007	43,201,755
U.S. Treasury Strip-Principal
due 11/15/09-2/15/29	7,703,209	7,703,209
U.S. Treasury Strip-Interest
due 8/15/10-2/15/18	1,566,784	1,566,784

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $89,333,090)		89,333,090

TOTAL INVESTMENTS - 102.9%
(Cost $3,896,278,144)		4,851,604,009

LIABILITIES LESS CASH AND OTHER ASSETS - (2.9)%		(137,126,111)

NET ASSETS - 100.0%		$4,714,477,898

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 91.6%
	SHARES	VALUE
Consumer Products - 5.2%
Apparel and Shoes - 1.3%
Brown Shoe Company	15,400	$298,760
Kenneth Cole Productions Cl. A	2,200	42,614
Columbia Sportswear	4,900	271,019
Delta Apparel [b]	602,279	10,298,971
Jones Apparel Group	443,600	9,373,268
K-Swiss Cl. A	760,073	17,413,272
Kellwood Company	44,800	763,840
Liz Claiborne	96,300	3,305,979
Steven Madden	6,654	126,093
Oxford Industries	800	28,896
Polo Ralph Lauren Cl. A	143,500	11,157,125
Timberland Company Cl. A [a]	17,935	340,048
Weyco Group	32,687	1,026,699
Wolverine World Wide	886,000	24,276,400

		78,722,984

Collectibles - 0.1%
Topps Company (The)	477,000	4,622,130

Food/Beverage/Tobacco - 0.8%
Flowers Foods	450,000	9,810,000
Hershey Creamery	173	363,300
J & J Snack Foods	152,828	5,321,471
Lancaster Colony	191,500	7,309,555
Mannatech	316,298	2,562,014
J.M. Smucker Company (The)	305,200	16,303,784
Tootsie Roll Industries	365,353	9,692,815

		51,362,939

Home Furnishing and Appliances - 1.3%
American Woodmark	204,557	5,070,968
Ethan Allen Interiors	796,395	26,034,153
Flexsteel Industries	213,500	2,989,000
Furniture Brands International	566,800	5,747,352
Kimball International Cl. B	674,600	7,676,948
La-Z-Boy [c]	1,707,300	12,599,874
National Presto Industries	6,600	349,800
Natuzzi ADR [a]	1,426,400	8,415,760
Stanley Furniture [b]	533,116	8,663,135

		77,546,990

Publishing - 0.1%
Belo Corporation Cl. A	9,900	171,864
Journal Communications Cl. A	782,450	7,417,626
McClatchy Company (The) Cl. A [c]	119,000	2,377,620
Sun-Times Media Group Cl. A [a]	180,000	408,600

		10,375,710

Sports and Recreation - 1.1%
Arctic Cat	169,718	2,776,587
Callaway Golf	962,900	15,416,029
Marine Products	62,429	529,398
Thor Industries	693,000	31,178,070
Winnebago Industries	726,700	17,353,596

		67,253,680

Other Consumer Products - 0.5%
American Greetings Cl. A	60,000	1,584,000
Blyth	10,100	206,545
Matthews International Cl. A	399,679	17,505,940
Starrett (L.S.) Company Cl. A [b]	518,800	10,038,780
WD-40 Company	1,445	49,332

		29,384,597

Total		319,269,030

Consumer Services - 6.0%
Direct Marketing - 0.2%
Nu Skin Enterprises Cl. A	893,600	14,440,576

Leisure and Entertainment - 0.8%
Carmike Cinemas [b]	642,100	11,795,377
International Speedway Cl. A	554,545	25,431,434
Regal Entertainment Group Cl. A	396,300	8,698,785
Speedway Motorsports	58,200	2,153,400

		48,078,996

Media and Broadcasting - 0.1%
Westwood One	1,468,400	4,038,100
World Wrestling Entertainment Cl. A	244,200	3,682,536

		7,720,636

Restaurants and Lodgings - 1.2%
Applebee’s International	282,800	7,036,064
Bob Evans Farms	707,900	21,364,422
Brinker International	21,950	602,308
CBRL Group	103,568	4,225,575
CEC Entertainment [a]	1,103,470	29,650,239
IHOP	128,930	8,165,137
Ruby Tuesday	92,500	1,696,450

		72,740,195

Retail Stores - 3.3%
Books-A-Million	427	5,649
Borders Group	418,300	5,575,939
Buckle (The)	723,794	27,460,744
Cato Corporation Cl. A	1,142,195	23,346,466
Deb Shops	619,109	16,647,841
Dress Barn (The) [a]	2,119,065	36,045,296
Family Dollar Stores	6,600	175,296
Finish Line (The) Cl. A	122,300	530,782
Foot Locker	109,200	1,674,036
Haverty Furniture Companies	61,700	541,109
The Men’s Wearhouse	7,900	399,108
Pep Boys-Manny, Moe & Jack	742,500	10,417,275
Pier 1 Imports [a,c]	1,052,900	4,980,217
Ross Stores	393,300	10,084,212
Talbots	250,000	4,500,000
Tiffany & Co.	726,200	38,016,570
Williams-Sonoma	521,800	17,021,116

		197,421,656

Other Consumer Services - 0.4%
Jackson Hewitt Tax Service	206,090	5,762,277
MoneyGram International	439,000	9,917,010
Renaissance Learning	6,493	78,500
Rollins	370,500	9,888,645

		25,646,432

Total		366,048,491

Financial Intermediaries - 18.0%
Banking - 4.4%
Anchor BanCorp Wisconsin	266,200	7,187,400
Arrow Financial	342,658	7,634,420
BOK Financial	512,375	26,341,199
Banco Latinoamericano de Exportaciones Cl. E	84,500	1,536,210
Bancorp Rhode Island [b]	260,600	9,319,056
Bank of Hawaii	191,700	10,131,345
Bank of N.T. Butterfield & Son	442,497	8,849,940
Boston Private Financial Holdings	358,500	9,980,640
Canadian Western Bank	883,200	25,306,590
Center Bancorp	66,811	803,068
Central Pacific Financial	20,000	584,000
Chemung Financial	40,000	1,130,000
Chittenden Corporation	302,625	10,640,295
Credicorp	262,500	17,771,250
Fauquier Bankshares [b]	321,600	6,287,280
First Citizens BancShares Cl. A	15,800	2,755,520
First Financial Bancorp	150,000	1,917,000
First National Bank Alaska	3,110	6,375,500
Fremont General [a,c]	29,600	115,440
HopFed Bancorp [b]	207,500	3,114,575
NewAlliance Bancshares	235,000	3,449,800
Park National	143,370	12,501,864
Partners Trust Financial Group	358,100	4,358,077
Peapack-Gladstone Financial	340,891	8,692,721
Peoples Community Bancorp	119,310	2,029,463
Provident Financial Services	146,000	2,390,020
Provident New York Bancorp	50,000	655,500
Royal Bancshares of Pennsylvania Cl. A	4,273	93,664
Sterling Bancorp	407,662	5,707,268
Sun Bancorp [a]	211,680	3,704,400
Susquehanna Bancshares	343,500	6,904,350
Timberland Bancorp [b]	469,200	7,413,360
Tompkins Financial	45,958	1,824,533
Trustmark Corporation	210,700	5,908,028
W Holding Company	1,190,700	2,667,168
Whitney Holding	807,000	21,288,660
Wilber Corporation	110,600	1,058,442
Wilmington Trust	560,300	21,795,670

		270,223,716

Insurance - 9.3%
Alleghany Corporation [a]	97,842	39,723,852
American Financial Group	617,100	17,599,692
American National Insurance	145,164	19,096,324
Argo Group International Holdings	237,591	10,337,585
Aspen Insurance Holdings	964,000	26,905,240
Assured Guaranty	399,900	10,865,283
Baldwin & Lyons Cl. B	574,366	15,685,936
CNA Surety [a]	594,000	10,472,220
Commerce Group	829,100	24,433,577
Donegal Group Cl. A	142,555	2,306,540
E-L Financial	51,588	31,890,528
EMC Insurance Group	169,787	4,412,764
Endurance Specialty Holdings	107,600	4,470,780
Erie Indemnity Cl. A	540,600	33,046,878
Greenlight Capital Re Cl. A [a,c]	10,000	202,800
Harleysville Group	60,541	1,936,101
Horace Mann Educators	273,400	5,388,714
IPC Holdings	272,600	7,864,510
Independence Holding	379,924	7,742,851
Infinity Property & Casualty	321,024	12,911,585
Leucadia National	921,800	44,449,196
Markel Corporation [a]	54,025	26,148,100
Max Capital Group	720,800	20,211,232
Midland Company	26,974	1,482,491
Montpelier Re Holdings	331,100	5,860,470
NYMAGIC	167,000	4,644,270
Odyssey Re Holdings	85,600	3,176,616
OneBeacon Insurance Group	667,120	14,376,436
PartnerRe	53,600	4,233,864
Presidential Life	16,204	274,820
RLI	211,300	11,984,936
Reinsurance Group of America	356,600	20,215,654
RenaissanceRe Holdings	182,000	11,904,620
Safety Insurance Group	24,765	890,054
Security Capital Assurance	119,900	2,738,516
State Auto Financial	679,100	19,863,675
Stewart Information Services	1,200	41,124
Transatlantic Holdings	312,300	21,964,059
United Fire & Casualty	451,503	17,649,252
Wesco Financial	31,382	12,490,036
White Mountains Insurance Group	11,800	6,133,050
Zenith National Insurance	631,035	28,327,161

		566,353,392

Real Estate Investment Trusts - 2.0%
Annaly Capital Management	515,600	8,213,508
Capital Trust Cl. A	418,600	14,860,300
Cousins Properties	223,500	6,561,960
Essex Property Trust	83,000	9,758,310
Friedman, Billings, Ramsey Group Cl. A	1,592,600	7,341,886
MFA Mortgage Investments	1,251,200	10,072,160
Macquarie MEAG Prime REIT	200,000	164,255
National Retail Properties	650,000	15,847,000
PS Business Parks	168,500	9,579,225
Plum Creek Timber	248,000	11,100,480
Rayonier	588,200	28,257,128
Suntec Real Estate Investment Trust	400,000	525,076

		122,281,288

Securities Brokers - 0.5%
LaBranche & Co. [a,c]	137,000	641,160
Piper Jaffray [a]	211,100	11,314,960
Raymond James Financial	501,525	16,475,096

		28,431,216

Other Financial Intermediaries - 1.8%
A.F.P. Provida ADR	332,000	12,207,640
KKR Financial	1,328,061	22,377,828
London Stock Exchange	465,942	15,662,990
Student Loan	91,900	16,571,408
TSX Group	868,300	41,902,579

		108,722,445

Total		1,096,012,057

Financial Services - 9.7%
Information and Processing - 1.0%
Global Payments	19,500	862,290
Interactive Data	612,900	17,283,780
SEI Investments	1,618,500	44,152,680

		62,298,750

Insurance Brokers - 1.5%
Brown & Brown	1,028,100	27,039,030
Gallagher (Arthur J.) & Co.	978,200	28,338,454
Hilb Rogal & Hobbs	537,300	23,281,209
National Financial Partners	200,000	10,596,000

		89,254,693

Investment Management - 6.7%
AGF Management Cl. B	548,500	18,418,439
AllianceBernstein Holding L.P.	1,666,500	146,768,655
CI Financial	864,300	22,940,250
Cohen & Steers	249,100	9,224,173
Federated Investors Cl. B	1,081,300	42,927,610
GAMCO Investors Cl. A	303,300	16,620,840
IGM Financial	545,600	28,852,923
Janus Capital Group	383,000	10,831,240
Nuveen Investments Cl. A	856,800	53,070,192
Onex Corporation	339,000	12,457,096
SPARX Group [a]	3,700	1,538,110
T. Rowe Price Group	740,500	41,238,445

		404,887,973

Other Financial Services - 0.5%
Advanta Corporation Cl. B	169,926	4,659,371
Centerline Holding Company	200,000	3,070,000
Credit Acceptance [a,c]	294,005	6,791,516
First Marblehead	141,650	5,372,785
GATX Corporation	259,000	11,072,250
Ocwen Financial [a,c]	123,600	1,165,548

		32,131,470

Total		588,572,886

Health - 4.6%
Commercial Services - 0.9%
Chemed Corporation	435,800	27,089,328
Owens & Minor	671,300	25,569,817

		52,659,145

Drugs and Biotech - 0.1%
Alpharma Cl. A [a]	103,300	2,206,488
Biovail Corporation	110,200	1,914,174
Perrigo Company	133,800	2,856,630

		6,977,292

Health Services - 0.4%
Computer Programs and Systems	54,250	1,430,030
Healthcare Services Group	91,608	1,856,894
LCA-Vision	348,720	10,248,881
Omnicare	113,400	3,756,942
Universal Health Services Cl. B	111,590	6,072,728

		23,365,475

Medical Products and Devices - 2.6%
Applera Corporation- Applied Biosystems Group	518,700	17,967,768
Arrow International	307,000	13,965,430
Bausch & Lomb	4,600	294,400
Datascope	470,467	15,906,489
Hillenbrand Industries	432,860	23,815,957
IDEXX Laboratories [a]	189,800	20,800,182
Invacare Corporation	802,000	18,750,760
Mentor Corporation	235,100	10,826,355
STERIS Corporation	751,600	20,541,228
Vital Signs	346,496	18,066,302
Young Innovations	15,230	435,730

		161,370,601

Personal Care - 0.6%
Alberto-Culver Company	404,600	10,030,034
Inter Parfums	670,640	15,874,049
Regis Corporation	265,700	8,478,487

		34,382,570

Total		278,755,083

Industrial Products - 20.2%
Automotive - 0.4%
Autoliv	30,300	1,810,425
Gentex Corporation	595,000	12,756,800
Superior Industries International	523,900	11,363,391

		25,930,616

Building Systems and Components - 1.2%
LSI Industries	667,937	13,706,067
Preformed Line Products	204,410	10,633,408
Simpson Manufacturing	674,235	21,474,385
Teleflex	348,200	27,131,744

		72,945,604

Construction Materials - 0.9%
Ameron International	172,300	18,224,171
Ash Grove Cement	39,610	9,229,130
Eagle Materials	562,000	20,085,880
NCI Building Systems [a]	153,000	6,611,130

		54,150,311

Industrial Components - 2.7%
AMETEK	508,800	21,990,336
Bel Fuse Cl. A	44,500	1,699,010
Bel Fuse Cl. B	464,053	16,084,077
Chase Corporation [b]	759,474	14,126,217
CLARCOR	781,400	26,731,694
Crane Company	259,800	12,462,606
Deswell Industries	724,706	7,174,589
Donaldson Company	532,100	22,220,496
Hubbell Cl. B	200,000	11,424,000
PerkinElmer	585,500	17,102,455
Standex International	800	16,544
Watts Water Technologies Cl. A	393,100	12,068,170

		163,100,194

Machinery - 5.9%
Applied Industrial Technologies	987,650	30,449,250
Briggs & Stratton	386,240	9,725,523
Cascade Corporation	165,829	10,807,076
Franklin Electric	364,300	14,976,373
FreightCar America	10,100	385,820
Gorman-Rupp Company	369,046	12,237,565
Graco	595,500	23,290,005
IDEX Corporation	459,300	16,713,927
Kennametal	38,600	3,241,628
Lincoln Electric Holdings	524,800	40,729,728
Lindsay Corporation	233,600	10,227,008
MTS Systems	614,921	25,580,714
Mueller (Paul) Company [b]	116,700	8,005,620
Nordson Corporation	329,200	16,529,132
Regal-Beloit	112,300	5,378,047
Roper Industries	286,000	18,733,000
Sun Hydraulics	674,265	21,441,627
Tennant Company	527,600	25,694,120
Toro Company (The)	365,445	21,499,129
Woodward Governor	708,200	44,191,680

		359,836,972

Metal Fabrication and Distribution - 3.5%
Carpenter Technology	162,000	21,061,620
Castle (A.M.) & Co.	19,608	639,221
Cleveland-Cliffs	4,900	431,053
Commercial Metals	407,040	12,882,816
Gerdau Ameristeel	247,900	2,962,405
Gibraltar Industries	640,706	11,853,061
Insteel Industries	110,395	1,694,563
Kaydon Corporation	759,200	39,470,808
Metal Management	1,900	102,980
Mueller Industries	14,900	538,486
Olympic Steel	34,574	939,030
Quanex Corporation	291,922	13,714,496
Reliance Steel & Aluminum	885,800	50,083,132
Schnitzer Steel Industries Cl. A	235,000	17,223,150
Steel Dynamics	865,471	40,417,496

		214,014,317

Paper and Packaging - 1.0%
AptarGroup	599,600	22,706,852
Bemis Company	560,940	16,328,964
Greif Cl. A	193,500	11,741,580
Louisiana-Pacific Corporation	73,000	1,238,810
Sonoco Products	349,500	10,547,910

		62,564,116

Specialty Chemicals and Materials - 2.6%
Agrium	5,200	282,776
Albemarle Corporation	341,000	15,072,200
Balchem Corporation	734,400	14,989,104
CF Industries Holdings	45,100	3,423,541
Cabot Corporation	830,700	29,514,771
Innospec	455,302	10,371,780
International Flavors & Fragrances	175,000	9,250,500
Lubrizol Corporation	447,900	29,140,374
Methanex Corporation	516,298	13,113,969
Park Electrochemical	16,800	564,144
Quaker Chemical	405,000	9,525,600
RPM International	20,300	486,185
Westlake Chemical	910,310	23,058,152

		158,793,096

Textiles - 0.2%
Albany International Cl. A	342,500	12,840,325
UniFirst Corporation	30,100	1,127,546

		13,967,871

Other Industrial Products - 1.8%
Brady Corporation Cl. A	721,000	25,869,480
Diebold	147,800	6,713,076
HNI Corporation	537,100	19,335,600
McGrath RentCorp	291,300	9,682,812
Quixote Corporation [b]	461,900	9,145,620
Raven Industries	156,201	6,255,850
Smith (A.O.) Corporation	308,900	13,554,532
Trinity Industries	394,550	14,811,407

		105,368,377

Total		1,230,671,474

Industrial Services - 7.6%
Commercial Services - 1.9%
ABM Industries	844,500	16,873,110
Brink’s Company (The)	279,400	15,612,872
Gevity HR	11,900	121,975
Kelly Services Cl. A	583,200	11,553,192
MPS Group [a]	604,000	6,734,600
Macquarie Infrastructure Company	254,100	9,805,719
Manpower	345,200	22,213,620
MAXIMUS	2,985	130,086
Viad Corporation	6,400	230,400
Watson Wyatt Worldwide Cl. A	688,500	30,941,190

		114,216,764

Engineering and Construction - 0.7%
Comfort Systems USA	133,100	1,890,020
EMCOR Group [a]	611,800	19,186,048
Granite Construction	214,240	11,359,005
M.D.C. Holdings	9,964	407,926
M/I Homes	12,880	178,903
Ryland Group (The)	34,900	747,907
Skyline Corporation	223,100	6,710,848
Standard Pacific	2,200	12,078

		40,492,735

Food and Tobacco Processors - 0.6%
Farmer Bros.	542,300	13,492,424
Imperial Sugar Company	65,900	1,721,967
Sanderson Farms	35,100	1,462,617
Seaboard Corporation	9,859	19,323,640

		36,000,648

Industrial Distribution - 1.4%
Grainger (W.W.)	263,500	24,028,565
Lawson Products	197,200	6,864,532
Mine Safety Appliances	196,000	9,233,560
Ritchie Bros. Auctioneers	642,340	41,816,334
Watsco	23,700	1,100,391

		83,043,382

Printing - 0.4%
Bowne & Co.	72,300	1,204,518
CSS Industries	114,311	4,111,767
Courier Corporation	15,844	557,867
Ennis	972,800	21,440,512

		27,314,664

Transportation and Logistics - 2.3%
Alexander & Baldwin	494,700	24,799,311
Arkansas Best	670,033	21,883,278
C. H. Robinson Worldwide	256,000	13,898,240
Expeditors International of Washington	586,400	27,736,720
J.B. Hunt Transport Services	1,900	49,970
Nordic American Tanker Shipping	9,800	384,552
Overseas Shipholding Group	11,700	898,911
Pacer International	1,269,344	24,181,003
SkyWest	428,900	10,795,413
Teekay Shipping	103,300	6,075,073
UTI Worldwide	492,600	11,319,948

		142,022,419

Other Industrial Services - 0.3%
Landauer	406,400	20,710,144

Total		463,800,756

Natural Resources - 11.8%
Energy Services - 4.7%
Carbo Ceramics	149,750	7,596,817
Energy Transfer Equity L.P.	530,600	18,199,580
Ensign Energy Services	1,156,500	21,835,892
Helmerich & Payne	1,756,500	57,665,895
Lufkin Industries	20,717	1,139,849
National Fuel Gas	114,500	5,359,745
Nicor	371,700	15,945,930
NuStar GP Holdings	369,200	11,478,428
Otter Tail	239,000	8,520,350
Patterson-UTI Energy	1,586,000	35,796,020
Piedmont Natural Gas	585,800	14,697,722
Precision Drilling Trust	737,550	14,124,082
RPC	1,270,370	18,051,958
SEACOR Holdings [a]	338,600	32,200,860
Tidewater	200,900	12,624,556
Universal Compression Partners L.P.	439,900	14,076,800

		289,314,484

Oil and Gas - 5.1%
Alliance Resource Partners L.P.	241,000	8,080,730
Berry Petroleum Cl. A	208,000	8,234,720
Cimarex Energy	1,082,965	40,340,446
Crosstex Energy	360,200	13,655,182
Energen Corporation	349,700	19,974,864
Energy Transfer Partners L.P.	114,200	5,578,670
EnergySouth	204,605	10,316,184
Enterprise GP Holdings L.P.	385,900	14,625,610
Frontier Oil	868,400	36,160,176
Hiland Holdings GP L.P.	184,400	5,220,364
Holly Corporation	49,000	2,931,670
Hugoton Royalty Trust	245,600	5,805,984
Magellan Midstream Holdings L.P.	738,500	19,496,400
Magellan Midstream Partners L.P.	128,000	5,123,840
Penn Virginia	648,660	28,528,067
Penn Virginia GP Holdings L.P.	228,000	8,392,680
Plains All American Pipeline L.P.	277,630	15,128,059
Pogo Producing	5,800	308,038
Rowan Companies	4,600	168,268
St. Mary Land & Exploration	700,700	24,993,969
Stone Energy [a]	180,450	7,219,805
Sunoco Logistics Partners L.P.	181,000	9,258,150
W&T Offshore	973,800	23,741,244

		313,283,120

Precious Metals and Mining - 1.1%
Agnico-Eagle Mines	351,000	17,479,800
Alliance Holdings GP L.P.	468,500	11,281,480
Gold Fields ADR	434,700	7,863,723
IAMGOLD Corporation	455,000	3,944,850
Lihir Gold ADR [a]	492,000	17,726,760
Natural Resource Partners L.P.	308,200	9,609,676

		67,906,289

Real Estate - 0.7%
AMREP Corporation	23,992	642,986
The St. Joe Company	680,700	22,878,327
W.P. Carey & Co.	518,500	16,332,750

		39,854,063

Other Natural Resources - 0.2%
Deltic Timber	172,000	9,790,240

Total		720,148,196

Technology - 4.4%
Aerospace and Defense - 0.4%
Curtiss-Wright	109,400	5,196,500
HEICO Corporation	180,400	8,904,544
HEICO Corporation Cl. A	230,159	9,091,281
Kaman Corporation	63,500	2,194,560

		25,386,885

Components and Systems - 1.5%
AVX Corporation	1,116,000	17,967,600
Analogic Corporation	141,400	9,015,664
Imation Corporation	320,897	7,871,604
Methode Electronics	1,010,193	15,203,405
Nam Tai Electronics	923,426	11,616,699
Technitrol	997,000	26,869,150
Tektronix	134,700	3,736,578

		92,280,700

Distribution - 0.2%
Tech Data [a]	207,800	8,336,936

Internet Software and Services - 0.6%
CryptoLogic	103,528	2,070,560
United Online	2,380,606	35,732,896

		37,803,456

IT Services - 0.5%
Black Box	590,703	25,258,460
Total System Services	60,800	1,689,024

		26,947,484

Semiconductors and Equipment - 0.1%
Cognex Corporation	418,300	7,429,008
Cohu	12,837	240,694

		7,669,702

Software - 0.3%
Advent Software [a]	197,500	9,276,575
Fair Isaac	221,300	7,991,143

		17,267,718

Telecommunications - 0.8%
ADTRAN	198,600	4,573,758
Atlantic Tele-Network	208,504	7,579,120
Golden Telecom [a]	96,905	7,799,884
North Pittsburgh Systems [b]	864,902	20,550,072
SureWest Communications	271,400	6,787,714
USA Mobility	150,300	2,535,561

		49,826,109

Total		265,518,990

Utilities - 1.9%
ALLETE	459,967	20,588,123
Aqua America	794,766	18,025,293
CH Energy Group	224,300	10,721,540
El Paso Electric [a]	395,400	9,145,602
Hawaiian Electric Industries	627,600	13,625,196
ITC Holdings	100,000	4,955,000
PNM Resources	638,900	14,873,592
SJW	400,400	13,669,656
Southern Union	315,000	9,799,650

Total		115,403,652

Miscellaneous [e] - 2.2%
Total		133,702,414

TOTAL COMMON STOCKS
(Cost $4,088,022,653)		5,577,903,029

PREFERRED STOCKS - 0.7%
Allied Waste Industries Ser. D 6.25% Conv. [d]	28,300	9,398,430
Central Parking Finance Trust 5.25% Conv.	4,000	69,000
Edge Petroleum 5.75% Ser. A Conv.	95,600	4,582,108
Fedders Corporation 8.60% Ser. A [a]	79,975	43,986
Fleetwood Capital Trust 6.00% Conv.	70,000	2,117,500
Merrill Lynch & Co. 6.75% Conv.	115,000	5,957,000
PNM Resources 6.75% Conv.	35,000	1,555,750
Reinsurance Group of America 5.75% Conv.	94,000	6,956,000
Vornado Realty Trust Ser. F 6.75%	200,000	4,452,000
Vornado Realty Trust Ser. G 6.625%	400,000	8,952,000

TOTAL PREFERRED STOCKS
(Cost $40,987,467)		44,083,774

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.2%
Leucadia National 3.75%
Conv. Senior Note due 4/15/14	$3,000,000	6,626,250
Level 3 Communications 6.00%
Conv. Sub. Deb. due 9/15/09	5,000,000	4,700,000
Levi Strauss & Co. 12.25%
Senior Note due 12/15/12	1,000,000	1,067,500
Mueller Industries 6.00%
Sub. Deb. due 11/1/14	1,088,000	1,006,400

TOTAL CORPORATE BONDS
(Cost $8,677,193)		13,400,150

GOVERNMENT BONDS - 2.5%
(Principal Amount shown in Canadian dollars)
Canada 3.50%, due 6/1/08	25,000,000	25,051,274
Canada 4.25%, due 9/1/08	75,000,000	75,426,029
Canada 5.50%, due 6/1/09	24,000,000	24,655,105
Canada 5.50%, due 6/1/10	24,000,000	24,940,070

TOTAL GOVERNMENT BONDS
(Cost $129,149,338)		150,072,478

U.S. TREASURY OBLIGATIONS - 1.6%
U.S. Treasury Notes
3.25%, due 8/15/08	100,000,000	99,273,400

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $99,857,642)		99,273,400

REPURCHASE AGREEMENTS - 3.4%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $48,687,264 (collateralized by obligations of various U.S. Government Agencies, valued at $51,382,500) (Cost $48,668,000)		48,668,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $160,060,667 (collateralized by obligations of various U.S. Government Agencies, valued at $163,263,993) (Cost $160,000,000)		160,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $208,668,000)		208,668,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.3%
Federal Home Loan Bank
4.36% due 9/10/09	497	498
Federal Home Loan Discount Notes
due 11/14/07-12/21/07	2,240	2,240
U.S. Treasury Bonds
2.00%-12.00% due 8/15/13-1/15/27	6,091,555	6,149,179
U.S. Treasury Notes
0.875%-4.875% due 1/31/09-7/15/16	11,294,747	11,355,447
U.S. Treasury Strip-Principal
due 11/15/09-2/15/29	1,018,386	1,018,386
U.S. Treasury Strip-Interest
due 11/15/10	219,399	219,399

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $18,745,149)		18,745,149

TOTAL INVESTMENTS - 100.3%
(Cost $4,594,107,442)		6,112,145,980

LIABILITIES LESS CASH AND OTHER ASSETS - (0.3)%		(19,350,382)

NET ASSETS - 100.0%		$6,092,795,598

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 99.3%
	SHARES	VALUE
Consumer Products - 0.6%
Apparel and Shoes - 0.2%
dELiA*s [a,c]	47,500	$223,250

Other Consumer Products - 0.4%
NexCen Brands [a,c]	82,400	553,728

Total		776,978

Consumer Services - 8.5%
Restaurants and Lodgings - 1.2%
CEC Entertainment [a,c]	35,200	945,824
Cosi [a,c]	82,700	286,142
Jamba [a,c]	31,100	218,633

		1,450,599

Retail Stores - 4.1%
Charming Shoppes [a,c]	93,800	787,920
Cost Plus [a,c]	72,200	290,244
Dress Barn (The) [a,c]	95,800	1,629,558
Longs Drug Stores	21,200	1,053,004
Pep Boys-Manny, Moe & Jack	57,600	808,128
Wet Seal (The) Cl. A [a,c]	88,100	340,947

		4,909,801

Other Consumer Services - 3.2%
Corinthian Colleges [a,c]	16,800	267,288
MoneyGram International	54,900	1,240,191
Premier Exhibitions [a,c]	37,500	565,500
Sotheby’s	18,900	903,231
Universal Technical Institute [a,c]	47,300	851,400

		3,827,610

Total		10,188,010

Financial Intermediaries - 8.4%
Banking - 1.0%
BOK Financial	11,300	580,933
Peapack-Gladstone Financial	22,500	573,750

		1,154,683

Securities Brokers - 7.4%
Duff & Phelps [a]	36,600	671,610
Evercore Partners Cl. A	53,300	1,401,257
Interactive Brokers Group Cl. A [a,c]	65,000	1,706,900
International Assets Holding [a,c]	18,100	466,075
Jefferies Group	40,000	1,113,200
KBW [a,c]	27,400	788,572
Knight Capital Group Cl. A [a,c]	14,900	178,204
Lazard Cl. A [c]	36,600	1,551,840
Piper Jaffray [a,c]	20,200	1,082,720

		8,960,378

Total		10,115,061

Financial Services - 10.3%
Information and Processing - 2.1%
Morningstar [a,c]	13,500	828,900
SEI Investments	61,200	1,669,536

		2,498,436

Insurance Brokers - 2.4%
Brown & Brown	64,100	1,685,830
Crawford & Company Cl. A [a]	10,000	55,200
Gallagher (Arthur J.) & Co.	28,000	811,160
Health Benefits Direct [a]	140,400	308,880

		2,861,070

Investment Management - 5.2%
Affiliated Managers Group [a,c]	10,400	1,326,104
AllianceBernstein Holding L.P.	29,300	2,580,451
Cohen & Steers	26,600	984,998
Federated Investors Cl. B	21,700	861,490
Highbury Financial [a,c]	131,300	589,537

		6,342,580

Other Financial Services - 0.6%
FCStone Group [a,c]	22,800	735,756

Total		12,437,842

Health - 7.3%
Commercial Services - 1.6%
eResearch Technology [a,c]	25,000	284,750
First Consulting Group [a]	114,900	1,183,470
PDI [a]	43,400	450,492

		1,918,712

Drugs and Biotech - 4.1%
Caraco Pharmaceutical Laboratories [a,c]	21,500	327,875
Endo Pharmaceuticals Holdings [a]	15,900	493,059
Hi-Tech Pharmacal [a]	66,481	789,129
Luminex Corporation [a,c]	29,800	449,384
Origin Agritech [a]	113,600	862,224
Perrigo Company	74,800	1,596,980
Strategic Diagnostics [a]	68,500	349,350

		4,868,001

Health Services - 0.6%
Alliance Imaging [a,c]	80,500	729,330

Medical Products and Devices 1.0%
CAS Medical Systems [a]	44,800	239,232
Golden Meditech Company [a]	307,000	141,379
Techne Corporation [a,c]	13,900	876,812

		1,257,423

Total		8,773,466

Industrial Products - 11.9%
Automotive - 1.6%
Noble International	27,900	593,991
SORL Auto Parts [a,c]	57,700	447,752
WABCO Holdings [a]	19,300	902,275

		1,944,018

Construction Materials - 0.3%
Owens Corning [a,c]	14,500	363,225

Machinery - 5.4%
EnPro Industries [a,c]	18,000	730,800
Franklin Electric	800	32,888
Lincoln Electric Holdings	14,400	1,117,584
National Instruments	18,000	617,940
Rofin-Sinar Technologies [a,c]	18,900	1,326,969
Tennant Company	33,000	1,607,100
Woodward Governor	16,800	1,048,320

		6,481,601

Metal Fabrication and Distribution - 4.4%
Commercial Metals	22,900	724,785
Haynes International [a,c]	11,990	1,023,586
Insteel Industries	16,320	250,512
Kaydon Corporation	10,500	545,895
Metal Management	18,900	1,024,380
Schnitzer Steel Industries Cl. A	15,000	1,099,350
Universal Stainless & Alloy Products [a,c]	16,900	672,451

		5,340,959

Other Industrial Products - 0.2%
Raven Industries	6,400	256,320

Total		14,386,123

Industrial Services - 15.0%
Advertising and Publishing - 1.1%
ValueClick [a]	59,000	1,325,140

Commercial Services - 7.5%
CRA International [a,c]	25,000	1,204,750
Copart [a]	36,900	1,268,991
Forrester Research [a,c]	30,000	707,100
Global Sources [a,c]	15,515	343,968
Hewitt Associates Cl. A [a]	38,300	1,342,415
MPS Group [a,c]	33,000	367,950
MAXIMUS	8,600	374,788
Metalico [a]	57,300	522,003
PeopleSupport [a]	28,400	339,664
StarTek [a,c]	49,700	503,461
TeleTech Holdings [a,c]	27,800	664,698
Volt Information Sciences [a,c]	28,900	509,796
Watson Wyatt Worldwide Cl. A	19,300	867,342

		9,016,926

Engineering and Construction - 2.9%
Great Lakes Dredge & Dock [a,c]	22,600	197,976
HLS Systems International [a,c]	74,400	615,288
HLS Systems International (Warrants) [a]	198,800	652,064
Integrated Electrical Services [a,c]	41,200	1,055,132
KBR [a]	25,000	969,250

		3,489,710

Food and Tobacco Processors - 0.2%
Sunopta [a]	22,470	325,590

Industrial Distribution - 1.7%
Ritchie Bros. Auctioneers	31,000	2,018,100

Transportation and Logistics - 1.6%
Landstar System	20,600	864,582
UTI Worldwide [c]	18,000	413,640
Universal Truckload Services [a,c]	28,100	617,076

		1,895,298

Total		18,070,764

Natural Resources - 6.2%
Energy Services - 3.5%
Exterran Holdings [a,c]	19,600	1,574,664
Helmerich & Payne	20,000	656,600
SEACOR Holdings [a,c]	10,000	951,000
Willbros Group [a,c]	30,500	1,037,000

		4,219,264

Oil and Gas - 0.4%
Cano Petroleum [a]	29,800	221,116
Unit Corporation [a]	6,700	324,280

		545,396

Precious Metals and Mining - 1.0%
Liberty Mines [a]	280,500	775,524
Northgate Minerals [a]	138,300	392,772

		1,168,296

Real Estate - 1.3%
The St. Joe Company	46,000	1,546,060

Total		7,479,016

Technology - 26.5%
Aerospace and Defense - 1.3%
GenCorp [a,c]	69,400	830,024
HEICO Corporation Cl. A	9,200	363,400
Integral Systems	14,814	318,353

		1,511,777

Components and Systems - 3.7%
Acacia Research-Acacia Technologies [a,c]	73,550	1,079,714
Hutchinson Technology [a,c]	20,500	504,300
Nam Tai Electronics	15,000	188,700
Newport Corporation [a,c]	87,700	1,335,671
Richardson Electronics	191,000	1,308,350

		4,416,735

Distribution - 0.8%
China 3C Group [a]	124,500	481,815
Mattson Technology [a,c]	61,100	528,515

		1,010,330

Internet Software and Services - 1.8%
CNET Networks [a,c]	53,700	400,065
Jupitermedia Corporation [a,c]	100,000	633,000
Lionbridge Technologies [a,c]	102,600	409,374
Marchex Cl. B	81,900	778,869

		2,221,308

IT Services - 2.5%
BearingPoint [a,c]	75,000	303,750
Perot Systems Cl. A [a,c]	25,000	422,750
SRA International Cl. A [a,c]	37,600	1,055,808
Sapient Corporation [a,c]	79,800	535,458
Yucheng Technologies [a]	66,600	639,360

		2,957,126

Semiconductors and Equipment - 9.1%
Actions Semiconductor ADR [a,c]	176,600	974,832
Advanced Energy Industries [a]	19,600	295,960
Applied Micro Circuits [a,c]	223,300	705,628
Cognex Corporation	38,500	683,760
Cymer [a,c]	14,500	556,655
Diodes [a]	33,050	1,060,905
Dolby Laboratories Cl. A [a]	34,700	1,208,254
Exar Corporation [a,c]	87,550	1,143,403
Integrated Device Technology [a]	61,200	947,376
Jazz Technologies (Units) [a]	80,000	304,000
Qlogic Corporation [a,c]	41,400	556,830
Supertex [a]	18,800	749,744
Tessera Technologies [a,c]	16,600	622,500
Zarlink Semiconductor [a,c]	229,800	319,422
Zoran Corporation [a,c]	37,900	765,580

		10,894,849

Software - 3.2%
Aspen Technology [a,c]	54,400	779,008
DivX [a,c]	20,300	301,861
Fair Isaac	15,600	563,316
OpenTV Cl. A [a,c]	294,700	436,156
Pegasystems	52,000	618,800
SkillSoft ADR [a]	86,000	773,140
Trintech Group ADR [a,c]	100,890	428,783

		3,901,064

Telecommunications - 4.1%
ADC Telecommunications [a,c]	20,100	394,161
ADTRAN	30,400	700,112
Comtech Group [a,c]	28,100	511,701
Comtech Telecommunications [a]	19,800	1,059,102
InPhonic [a,c]	174,800	480,700
Partner Communications ADR	24,700	409,032
RF Micro Devices [a,c]	106,400	716,072
Radyne Corporation [a,c]	42,300	445,842
UCN [a]	60,978	243,912

		4,960,634

Total		31,873,823

Miscellaneous [e] - 4.6%
Total		5,494,426

TOTAL COMMON STOCKS
(Cost $106,755,265)		119,595,509

REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $1,933,765 (collateralized by obligations of various U.S. Government Agencies, valued at $1,984,419) (Cost $1,933,000)		1,933,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 22.8%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.23%) (Cost $27,406,306)		27,406,306

TOTAL INVESTMENTS - 123.7%
(Cost $136,094,571)		148,934,815
LIABILITIES LESS CASH AND OTHER ASSETS - (23.7)%		(28,527,974)

NET ASSETS - 100.0%		$120,406,841

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS - 93.2%
Consumer Products - 5.2%
Apparel and Shoes - 2.7%
Bernard Chaus [a]	909,558	$563,926
Brown Shoe Company	114,400	2,219,360
dELiA*s [a,c]	932,224	4,381,453
Hanesbrands [a,c]	661,300	18,556,078
Hartmarx Corporation [a,c]	1,096,700	5,373,830
Kellwood Company	596,500	10,170,325
Movie Star [a,c]	789,500	1,792,165
Quiksilver [a,c]	633,400	9,057,620
Warnaco Group (The) [a,c]	434,079	16,959,467

		69,074,224

Home Furnishing and Appliances - 0.6%
American Technology [a,c]	713,700	2,712,060
Furniture Brands International	577,800	5,858,892
La-Z-Boy [c]	824,600	6,085,548

		14,656,500

Publishing - 1.5%
McClatchy Company (The) Cl. A [c]	544,100	10,871,118
Media General Cl. A	338,400	9,309,384
Scholastic Corporation [a,c]	506,900	17,670,534

		37,851,036

Sports and Recreation - 0.2%
Steinway Musical Instruments	219,600	6,504,552

Other Consumer Products - 0.2%
NexCen Brands [a,c]	889,146	5,975,061

Total		134,061,373

Consumer Services - 9.1%
Direct Marketing - 0.2%
Alloy [a]	399,700	3,753,183

Leisure and Entertainment - 1.5%
Carmike Cinemas [c]	390,474	7,173,007
Cinemark Holdings [a,c]	703,700	13,060,672
Regal Entertainment Group Cl. A	774,100	16,991,495

		37,225,174

Media and Broadcasting - 0.4%
Ballantyne of Omaha [a,c]	239,400	1,414,854
Cox Radio Cl. A [a,c]	759,500	9,911,475

		11,326,329

Restaurants and Lodgings - 1.3%
Jamba [a,c]	707,900	4,976,537
Krispy Kreme Doughnuts [a,c]	1,406,700	5,626,800
Landry’s Restaurants	650,300	17,206,938
Rubio’s Restaurants [a,b,c]	634,100	6,309,295

		34,119,570

Retail Stores - 5.3%
Bakers Footwear Group [a,b]	447,766	1,997,036
Children’s Place Retail Stores [a,c]	394,700	9,583,316
Conn’s [a,c]	499,052	11,922,352
Cost Plus [a,c]	822,565	3,306,711
Dillard’s Cl. A	437,000	9,539,710
Fred’s Cl. A	781,600	8,230,248
Gander Mountain [a,c]	390,716	2,113,774
Group 1 Automotive	327,700	11,000,889
MarineMax [a,c]	574,100	8,358,896
Pacific Sunwear of California [a,c]	570,100	8,437,480
Pep Boys-Manny, Moe & Jack	718,550	10,081,257
Rent-A-Center [a,c]	386,200	7,001,806
Restoration Hardware [a,c]	1,431,886	4,710,905
REX Stores [a,b,c]	590,200	11,420,370
Saks [a]	844,400	14,481,460
Tuesday Morning	634,000	5,699,660
West Marine [a,c]	594,944	6,871,603
Wilsons The Leather Experts [a,c]	732,408	1,252,418

		136,009,891

Other Consumer Services - 0.4%
Autobytel [a,c]	1,469,829	4,791,643
Lincoln Educational Services [a,c]	464,100	6,051,864

		10,843,507

Total		233,277,654

Financial Intermediaries - 2.2%
Banking - 0.9%
Cascade Financial	169,358	2,596,258
Centennial Bank Holdings [a,c]	812,401	5,199,366
Franklin Bank [a,c]	109,200	1,004,640
Great Lakes Bancorp [a]	323,400	4,349,730
Pacific Mercantile Bancorp [a,c]	104,900	1,654,273
Superior Bancorp [a]	186,400	1,645,912
Texas Capital Bancshares [a,c]	317,800	6,908,972

		23,359,151

Insurance - 1.0%
American Equity Investment Life Holding Company	564,060	6,007,239
Horace Mann Educators	521,300	10,274,823
Meadowbrook Insurance Group [a,c]	759,900	6,846,699
RAM Holdings [a,c]	389,500	3,622,350

		26,751,111

Securities Brokers - 0.3%
Evercore Partners Cl. A	248,900	6,543,581

Total		56,653,843

Financial Services - 0.4%
Other Financial Services - 0.4%
Advanta Corporation Cl. B	399,942	10,966,410

Total		10,966,410

Health - 5.7%
Drugs and Biotech - 1.5%
Cambrex Corporation	757,100	8,244,819
Invitrogen Corporation [a,c]	237,400	19,402,702
Par Pharmaceutical Companies [a,c]	553,900	10,280,384

		37,927,905

Health Services - 2.6%
AMICAS [a,c]	797,236	2,343,874
Albany Molecular Research [a,c]	974,600	14,716,460
Allion Healthcare [a,b,c]	1,012,355	7,106,732
Kindred Healthcare [a,c]	435,700	7,803,387
LifePoint Hospitals [a,c]	477,500	14,329,775
Medical Staffing Network Holdings [a,c]	864,300	4,425,216
PharMerica Corporation [a,c]	457,309	6,823,050
QuadraMed [a]	478,000	1,371,860
RehabCare Group [a,c]	534,525	9,402,295

		68,322,649

Medical Products and Devices - 1.6%
Del Global Technologies [a,c]	578,648	1,475,552
Digirad Corporation [a,b,c]	1,025,122	3,311,144
HealthTronics [a,c]	774,300	3,948,930
Home Diagnostics [a,c]	539,866	5,171,916
Orthofix International [a,c]	283,500	13,882,995
Wright Medical Group [a,c]	501,200	13,442,184

		41,232,721

Total		147,483,275

Industrial Products - 21.3%
Automotive - 0.3%
Cooper Tire & Rubber	360,300	8,791,320

Building Systems and Components - 0.1%
Flanders Corporation [a,c]	540,900	2,471,913

Construction Materials - 0.4%
Trex Company [a,b,c]	904,100	10,053,592

Industrial Components - 4.1%
Barnes Group	393,500	12,560,520
CTS Corporation	656,300	8,466,270
Crane Company	393,500	18,876,195
Deswell Industries	298,198	2,952,160
Gerber Scientific [a,c]	1,101,100	11,946,935
GrafTech International [a]	645,160	11,509,654
Hawk Corporation Cl. A [a,c]	418,100	5,799,047
Planar Systems [a,c]	612,055	4,106,889
Timken Company (The)	535,000	19,875,250
Zygo Corporation [a]	781,503	10,182,984

		106,275,904

Machinery - 4.6%
Astec Industries [a]	167,975	9,650,164
Baldwin Technology Cl. A [a,c]	652,000	3,266,520
Chart Industries [a,c]	131,400	4,225,824
EnPro Industries [a,c]	352,000	14,291,200
FEI Company [a,c]	360,600	11,333,658
Flow International [a]	856,686	7,555,971
Gardner Denver [a,c]	343,500	13,396,500
Gehl Company [a,c]	351,168	7,841,581
Hurco Companies [a,c]	121,950	6,592,617
Intermec [a,c]	246,200	6,430,744
Keithley Instruments	442,100	4,686,260
LeCroy Corporation [a,b]	677,600	5,054,896
Mueller Water Products Cl. B	366,875	4,035,625
Robbins & Myers	209,800	12,019,442
Thermadyne Holdings [a]	436,500	6,268,140

		116,649,142

Metal Fabrication and Distribution - 3.1%
Carpenter Technology	133,900	17,408,339
Claymont Steel Holdings [a,c]	358,122	7,251,970
Commercial Metals	306,450	9,699,142
Haynes International [a,c]	247,900	21,163,223
Insteel Industries	548,884	8,425,369
NN	547,908	5,374,977
Northwest Pipe [a,c]	257,655	9,744,512

		79,067,532

Paper and Packaging - 0.5%
Chesapeake Corporation [c]	615,100	5,203,746
Graphic Packaging [a,c]	1,633,400	7,382,968

		12,586,714

Pumps, Valves and Bearings - 0.8%
CIRCOR International	472,100	21,438,061

Specialty Chemicals and Materials - 4.9%
Aceto Corporation	1,215,952	10,943,568
Calgon Carbon [a,c]	740,800	10,341,568
Chemtura Corporation	681,700	6,060,313
Cytec Industries	257,200	17,589,908
Ferro Corporation	783,500	15,654,330
Lydall [a]	531,500	4,932,320
Material Sciences [a]	635,200	6,745,824
Park Electrochemical	493,600	16,575,088
Penford Corporation	244,000	9,198,800
PolyOne Corporation [a,c]	1,453,950	10,861,007
Quaker Chemical	343,500	8,079,120
Spartech Corporation	437,400	7,462,044

		124,443,890

Textiles - 1.0%
Albany International Cl. A	383,300	14,369,917
Dixie Group [a]	501,666	4,765,827
Unifi [a,c]	1,248,600	3,433,650
Wellman	1,500,606	3,601,454

		26,170,848

Other Industrial Products - 1.5%
Cherokee International [a,c]	314,716	1,066,887
Interface Cl. A [a]	376,900	6,803,045
Maxwell Technologies [a,c]	626,300	7,283,869
Trinity Industries	182,950	6,867,943
Walter Industries	621,479	16,717,785

		38,739,529

Total		546,688,445

Industrial Services - 8.8%
Advertising and Publishing - 1.0%
Harris Interactive [a,c]	1,146,780	4,942,622
Journal Register	1,574,300	3,778,320
MDC Partners Cl. A [a]	539,000	5,853,540
MIVA [a,c]	1,608,361	7,591,464
ValueClick [a,c]	145,576	3,269,637

		25,435,583

Commercial Services - 2.1%
Access Integrated Technologies Cl. A [a]	457,900	2,564,240
Anacomp Cl. A [a]	105,000	735,000
Furmanite Corporation [a,c]	1,608,800	14,640,080
Gevity HR	623,700	6,392,925
Rentrak Corporation [a,c]	318,300	4,370,259
TRC Companies [a,b,c]	1,178,900	12,449,184
Volt Information Sciences [a,c]	738,603	13,028,957

		54,180,645

Engineering and Construction - 1.7%
Champion Enterprises [a,c]	603,300	6,624,234
Comstock Homebuilding Cl. A [a,b,c]	846,311	1,548,749
Fleetwood Enterprises [a]	915,700	7,829,235
Hovnanian Enterprises Cl. A [a,c]	589,632	6,539,019
M.D.C. Holdings	186,000	7,614,840
Matrix Service [a]	520,300	10,900,285
Modtech Holdings [a,c]	762,101	1,409,887

		42,466,249

Food and Tobacco Processors - 1.0%
Andersons (The)	287,054	13,784,333
Galaxy Nutritional Foods [a,b]	1,099,900	351,968
Sunopta [a,c]	820,350	11,886,872

		26,023,173

Printing - 0.4%
Bowne & Co.	549,500	9,154,670

Transportation and Logistics - 2.6%
ABX Air [a,c]	1,170,294	8,285,682
AirTran Holdings [a,c]	671,200	6,604,608
DryShips	210,973	19,166,897
Frontier Airlines Holdings [a,c]	1,082,800	6,702,532
Mesa Air Group [a]	621,073	2,757,564
OceanFreight [c]	415,205	9,649,364
Overseas Shipholding Group	35,300	2,712,099
Velocity Express [a,c]	880,952	493,333
YRC Worldwide [a,c]	397,427	10,857,706

		67,229,785

Total		224,490,105

Natural Resources - 3.5%
Energy Services - 1.1%
Global Industries [a]	381,601	9,830,042
Horizon Offshore [a,c]	562,840	9,286,860
Newpark Resources [a,c]	1,818,000	9,744,480

		28,861,382

Oil and Gas - 1.9%
Bronco Drilling [a,c]	402,012	5,949,778
Pengrowth Energy Trust	550,500	10,371,420
Pioneer Drilling [a,c]	663,300	8,078,994
Stone Energy [a,c]	379,900	15,199,799
Swift Energy Company [a,c]	191,300	7,827,996

		47,427,987

Precious Metals and Mining - 0.5%
Century Aluminum [a,c]	247,806	13,046,986

Total		89,336,355

Technology - 32.3%
Aerospace and Defense - 5.3%
Applied Signal Technology [b]	680,160	9,195,763
BE Aerospace [a,c]	382,700	15,893,531
CPI Aerostructures [a,b,c]	305,100	2,355,372
Ducommun [a]	410,500	13,259,150
EDO Corporation	112,000	6,273,120
Esterline Technologies [a,c]	292,300	16,675,715
GenCorp [a]	1,296,942	15,511,426
Herley Industries [a,c]	330,598	4,945,746
Hexcel Corporation [a,c]	845,200	19,194,492
Kaman Corporation	604,000	20,874,240
Teledyne Technologies [a,c]	214,500	11,452,155

		135,630,710

Components and Systems - 5.3%
Analogic Corporation	153,000	9,755,280
Benchmark Electronics [a,c]	668,150	15,948,740
Concurrent Computer [a,c]	1,603,673	2,084,775
Cray [a,c]	1,234,634	8,889,365
Dot Hill Systems [a,c]	1,516,770	4,595,813
Hypercom Corporation [a,c]	1,455,050	6,576,826
InFocus Corporation [a]	665,305	1,131,018
Interlink Electronics [a,b,c]	787,275	1,299,004
Interphase Corporation [a,b,c]	392,400	4,292,856
Iomega Corporation [a]	840,346	4,403,413
KEMET Corporation [a,c]	1,057,800	7,774,830
Mercury Computer Systems [a]	790,111	8,122,341
Merix Corporation [a,b]	1,232,200	6,974,252
Newport Corporation [a,c]	606,000	9,229,380
OSI Systems [a,c]	512,495	11,536,262
Printronix [b]	359,481	4,870,968
SCM Microsystems [a,b,c]	894,420	2,656,427
Sigmatron International [a,b,c]	284,900	3,418,800
Sparton Corporation [a]	363,197	1,699,762
Spectrum Control [a]	333,969	4,839,211
TTM Technologies [a]	616,400	7,131,748
Vishay Intertechnology [a,c]	711,700	9,273,451

		136,504,522

Distribution - 0.3%
Bell Industries [a,b]	468,100	983,010
Bell Microproducts [a,c]	788,486	4,904,383
Data I/O Corporation [a]	372,700	1,371,536

		7,258,929

Internet Software and Services - 3.0%
EarthLink [a,c]	1,011,100	8,007,912
InfoSpace	611,300	10,734,428
Interwoven [a,c]	890,040	12,665,269
Jupitermedia Corporation [a,c]	629,000	3,981,570
Lionbridge Technologies [a,c]	1,232,310	4,916,917
LookSmart [a,c]	777,780	2,201,117
1-800-Flowers.com Cl. A [a,c]	712,928	8,262,836
RealNetworks [a,c]	1,265,815	8,582,226
S1 Corporation [a,c]	684,113	6,191,223
SupportSoft [a,c]	1,504,700	8,787,448
Tumbleweed Communications [a,c]	754,300	1,621,745

		75,952,691

IT Services - 0.5%
CIBER [a,c]	1,189,623	9,290,956
Computer Task Group [a]	780,394	3,394,714

		12,685,670

Semiconductors and Equipment - 7.3%
AXT [a,c]	548,742	3,396,713
Actel Corporation [a,c]	574,397	6,163,280
Advanced Energy Industries [a,c]	431,300	6,512,630
Amtech Systems [a,c]	296,700	3,809,628
ANADIGICS [a,c]	750,100	13,561,808
BTU International [a,c]	274,330	3,527,884
Brooks Automation [a,c]	673,000	9,583,520
California Micro Devices [a,b]	1,377,200	6,045,908
Cascade Microtech [a,c]	216,963	2,152,273
Cohu	402,500	7,546,875
Cypress Semiconductor [a,c]	425,200	12,420,092
Electroglas [a,b,c]	1,339,127	3,079,992
Fairchild Semiconductor International [a,c]	599,600	11,200,528
GSI Group [a,c]	1,309,000	14,791,700
Ikanos Communications [a,c]	782,621	4,359,199
Kulicke & Soffa Industries [a,c]	984,800	8,351,104
Nanometrics [a,b,c]	1,074,300	9,636,471
PLX Technology [a,c]	474,887	5,128,780
Pericom Semiconductor [a,c]	685,800	8,037,576
Sanmina-SCI Corporation [a,c]	1,281,600	2,716,992
Silicon Storage Technology [a,c]	970,625	3,125,413
TriQuint Semiconductor [a,c]	1,564,000	7,679,240
Varian [a,c]	125,095	7,957,293
Varian Semiconductor Equipment Associates [a,c]	134,704	7,209,358
Veeco Instruments [a,c]	622,800	12,069,864
White Electronic Designs [a,b,c]	1,319,790	6,889,304

		186,953,425

Software - 3.9%
Aspen Technology [a,c]	774,800	11,095,136
Avid Technology [a,c]	363,062	9,831,719
Borland Software [a,c]	1,706,250	7,422,187
Bottomline Technologies [a,b,c]	1,419,214	17,782,751
Epicor Software [a,c]	923,606	12,718,055
Evans & Sutherland Computer [a,b,c]	652,825	1,357,876
JDA Software Group [a]	366,486	7,571,601
MSC.Software [a,c]	769,000	10,473,780
Majesco Entertainment [a,c]	1,419,886	1,874,250
Moldflow Corporation [a]	252,540	4,863,920
QAD	1,083,100	9,379,646
SumTotal Systems [a,c]	810,569	4,749,934
Versant Corporation [a]	90,750	1,743,308

		100,864,163

Telecommunications - 6.7%
ADC Telecommunications [a,c]	741,300	14,536,893
Carrier Access [a,c]	1,211,276	4,602,849
Centillium Communications [a,c]	1,367,649	2,297,650
ClearOne Communications [a,b,c]	701,944	5,089,094
EMS Technologies [a,c]	641,329	15,731,800
General Communication Cl. A [a,c]	450,745	5,472,044
Globecomm Systems [a]	456,400	6,051,864
Harmonic [a,c]	681,200	7,227,532
Harris Stratex Networks Cl. A [a,c]	732,423	12,795,430
MasTec [a,c]	610,300	8,586,921
Network Equipment Technologies [a,b,c]	1,698,300	24,625,350
Oplink Communications [a,c]	843,701	11,524,956
Optical Cable [a,c]	273,065	1,297,059
Powerwave Technologies [a,c]	1,561,200	9,616,992
Radyne Corporation [a,c]	848,630	8,944,560
Symmetricom [a,c]	1,126,200	5,293,140
Tekelec [a,c]	1,070,300	12,950,630
Tollgrade Communications [a,b,c]	804,236	8,138,868
UTStarcom [a,c]	597,600	2,187,216
WJ Communications [a,c]	1,361,700	1,770,210
Westell Technologies Cl. A [a,c]	1,685,830	3,978,559

		172,719,617

Total		828,569,727

Miscellaneous [e] - 4.7%
Total		121,443,426

TOTAL COMMON STOCKS
(Cost $2,149,249,999)		2,392,970,613

REPURCHASE AGREEMENTS - 6.5%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $42,321,746 (collateralized by obligations of various U.S. Government Agencies, valued at $45,905,875) (Cost $42,305,000)		42,305,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $125,047,396 (collateralized by obligations of various U.S. Government Agencies, valued at $127,551,836) (Cost $125,000,000)		125,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $167,305,000)		167,305,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 13.5%
Federal Home Loan Bank
3.75%-4.36% due 8/13/08-9/10/09	$ 5	5
Federal Home Loan Discount Notes
due 11/14/07-2/15/08	61	61
U.S. Treasury Bonds
3.875% due 4/15/29	1,103	1,115
U.S. Treasury Notes
1.875%-3.00% due 7/15/12-1/15/17	12,655	12,715
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.23%)		345,539,751

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $345,553,647)		345,553,647

TOTAL INVESTMENTS - 113.2%
(Cost $2,662,108,646)		2,905,829,260
LIABILITIES LESS CASH AND OTHER ASSETS - (13.2)%		(339,608,175)

NET ASSETS - 100.0%		$2,566,221,085

SCHEDULE OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 93.3%
	SHARES	VALUE
Consumer Products - 14.2%
Apparel and Shoes - 3.7%
Brown Shoe Company	445,000	$8,633,000
Carter’s [a]	281,700	5,619,915
K-Swiss Cl. A	356,000	8,155,960

		22,408,875

Food/Beverage/Tobacco - 3.1%
Lancaster Colony	481,900	18,394,123
National Beverage	6,100	51,728

		18,445,851

Home Furnishing and Appliances - 6.0%
Ethan Allen Interiors	274,900	8,986,481
Graham Corporation	33,100	1,360,741
National Presto Industries [b]	483,100	25,604,300

		35,951,522

Sports and Recreation - 0.8%
Escalade	490,800	4,854,012

Other Consumer Products - 0.6%
Koss Corporation [b]	190,400	3,667,104

Total		85,327,364

Consumer Services - 10.3%
Leisure and Entertainment - 0.6%
Bowl America Cl. A	207,100	3,334,310

Restaurants and Lodgings - 3.3%
CEC Entertainment [a]	253,300	6,806,171
Frisch’s Restaurants [b]	277,000	8,019,150
Jack in the Box [a]	77,700	5,038,068

		19,863,389

Retail Stores - 6.4%
AnnTaylor Stores [a]	195,000	6,175,650
Arden Group Cl. A	115,100	16,059,903
BJ’s Wholesale Club [a]	102,800	3,408,848
Deb Shops	477,500	12,839,975

		38,484,376

Total		61,682,075

Financial Services - 3.5%
Insurance Brokers - 3.5%
Hilb Rogal & Hobbs	481,300	20,854,729

Total		20,854,729

Health - 6.4%
Medical Products and Devices - 6.4%
Atrion Corporation	74,600	9,325,000
Bio-Rad Laboratories Cl. A [a]	320,000	28,960,000

Total		38,285,000

Industrial Products - 40.0%
Automotive - 1.8%
Dorman Products [a]	775,000	10,943,000

Construction Materials - 2.3%
Carlisle Companies	285,000	13,851,000

Industrial Components - 4.3%
Genlyte Group (The) [a]	150,000	9,639,000
Hubbell Cl. B	131,000	7,482,720
Standex International	426,500	8,820,020

		25,941,740

Machinery - 17.1%
Ampco-Pittsburgh	204,000	8,033,520
Applied Industrial Technologies	215,500	6,643,865
Cascade Corporation	197,300	12,858,041
Hurco Companies [a]	128,200	6,930,492
K-Tron International [a]	83,000	7,885,000
Kennametal	118,800	9,976,824
Nordson Corporation	133,000	6,677,930
Regal-Beloit	221,300	10,598,057
Rofin-Sinar Technologies [a]	360,000	25,275,600
Sun Hydraulics	61,300	1,949,340
Wabtec Corporation	140,200	5,251,892

		102,080,561

Metal Fabrication and Distribution - 7.3%
Carpenter Technology	171,000	22,231,710
Insteel Industries	755,000	11,589,250
Quanex Corporation	202,500	9,513,450

		43,334,410

Specialty Chemicals and Materials - 6.2%
Hawkins [b]	547,500	7,884,000
Lubrizol Corporation	175,400	11,411,524
Park Electrochemical	411,500	13,818,170
Schulman (A.)	208,600	4,115,678

		37,229,372

Other Industrial Products - 1.0%
HNI Corporation	80,200	2,887,200
Met-Pro Corporation	169,801	2,747,380

		5,634,580

Total		239,014,663

Industrial Services - 9.0%
Commercial Services - 1.1%
Watson Wyatt Worldwide Cl. A	149,100	6,700,554

Industrial Distribution - 3.7%
Lawson Products [b]	450,000	15,664,500
Watsco	142,500	6,616,275

		22,280,775

Printing - 3.0%
CSS Industries	489,000	17,589,330

Transportation and Logistics - 1.2%
Arkansas Best	222,100	7,253,786

Total		53,824,445

Natural Resources - 2.8%
Energy Services - 2.8%
RPC	288,200	4,095,322
Superior Well Services [a]	232,300	5,280,179
Trico Marine Services [a]	245,000	7,301,000

Total		16,676,501

Technology - 5.0%
Components and Systems - 3.5%
AVX Corporation	278,000	4,475,800
Rimage Corporation [a]	166,200	3,729,528
Thomas & Betts [a]	216,000	12,666,240

		20,871,568

Semiconductors and Equipment - 1.5%
CyberOptics Corporation [a]	204,200	2,511,660
MKS Instruments [a]	332,700	6,327,954

		8,839,614

Total		29,711,182

Miscellaneous [e] - 2.1%
Total		12,479,370

TOTAL COMMON STOCKS
(Cost $412,003,741)		557,855,329

REPURCHASE AGREEMENTS - 6.6%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $9,949,937 (collateralized by obligations of various U.S. Government Agencies, valued at $12,435,000) (Cost $9,946,000)		9,946,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $30,011,375 (collateralized by obligations of various U.S. Government Agencies, valued at $30,616,046) (Cost $30,000,000)		30,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,946,000)		39,946,000

TOTAL INVESTMENTS - 99.9%
(Cost $451,949,741)		597,801,329
CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		162,073

NET ASSETS - 100.0%		$597,963,402

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 89.9%
	SHARES	VALUE
Consumer Products - 7.0%
Home Furnishing and Appliances - 0.8%
Ethan Allen Interiors	223,400	$7,302,946

Sports and Recreation - 3.7%
Thor Industries	464,300	20,888,857
Winnebago Industries	532,200	12,708,936

		33,597,793

Other Consumer Products - 2.5%
Fossil [a]	272,500	10,180,600
RC2 Corporation [a]	449,232	12,439,234

		22,619,834

Total		63,520,573

Consumer Services - 5.6%
Direct Marketing - 0.9%
Nu Skin Enterprises Cl. A	521,500	8,427,440

Leisure and Entertainment - 0.8%
International Speedway Cl. A	157,200	7,209,192

Restaurants and Lodgings - 1.3%
CEC Entertainment [a,c]	441,400	11,860,418

Retail Stores - 2.6%
Buckle (The)	330,600	12,542,964
Dress Barn (The) [a]	640,000	10,886,400

		23,429,364

Total		50,926,414

Financial Intermediaries - 3.5%
Insurance - 1.3%
Assured Guaranty	65,300	1,774,201
Max Capital Group	361,397	10,133,572

		11,907,773

Securities Brokers - 2.2%
Knight Capital Group Cl. A [a]	1,627,200	19,461,312

Total		31,369,085

Financial Services - 1.0%
Investment Management - 1.0%
Federated Investors Cl. B	237,500	9,428,750

Total		9,428,750

Health - 2.9%
Drugs and Biotech - 1.9%
Endo Pharmaceuticals Holdings [a]	306,400	9,501,464
King Pharmaceuticals [a,c]	633,800	7,428,136

		16,929,600

Medical Products and Devices - 1.0%
Vital Signs	176,092	9,181,437

Total		26,111,037

Industrial Products - 21.7%
Building Systems and Components - 1.0%
Simpson Manufacturing [c]	285,900	9,105,915

Construction Materials - 1.1%
Eagle Materials	276,000	9,864,240

Machinery - 5.4%
Applied Industrial Technologies	291,200	8,977,696
Gardner Denver [a]	245,900	9,590,100
Graco	107,100	4,188,681
Lincoln Electric Holdings	183,000	14,202,630
Rofin-Sinar Technologies [a,c]	89,931	6,314,056
Woodward Governor	95,300	5,946,720

		49,219,883

Metal Fabrication and Distribution - 12.5%
Carpenter Technology	71,400	9,282,714
Metal Management	377,731	20,473,020
Quanex Corporation	71,300	3,349,674
Reliance Steel & Aluminum	472,300	26,703,842
Schnitzer Steel Industries Cl. A	360,200	26,399,058
Steel Dynamics	576,900	26,941,230

		113,149,538

Specialty Chemicals and Materials - 1.7%
Westlake Chemical	628,200	15,912,306

Total		197,251,882

Industrial Services - 11.1%
Commercial Services - 7.0%
CRA International [a,c]	148,000	7,132,120
Copart [a]	152,600	5,247,914
Heidrick & Struggles International [a]	381,000	13,887,450
Kforce [a]	689,600	8,868,256
Korn/Ferry International [a,c]	872,600	14,406,626
Labor Ready [a]	730,637	13,524,091

		63,066,457

Food and Tobacco Processors - 1.0%
Sanderson Farms	224,151	9,340,372

Transportation and Logistics - 3.1%
Arkansas Best	358,500	11,708,610
Heartland Express	544,800	7,779,744
Pacer International	457,000	8,705,850

		28,194,204

Total		100,601,033

Natural Resources - 31.3%
Energy Services - 10.5%
Ensign Energy Services	929,800	17,555,566
Oil States International [a,c]	511,700	24,715,110
Patterson-UTI Energy	594,600	13,420,122
RPC [c]	730,600	10,381,826
Superior Well Services [a,c]	610,700	13,881,211
Trican Well Service	755,900	15,389,308

		95,343,143

Oil and Gas - 8.3%
Cimarex Energy	488,000	18,178,000
Frontier Oil	295,900	12,321,276
Grey Wolf [a,c]	1,406,700	9,213,885
St. Mary Land & Exploration	366,200	13,062,354
Unit Corporation [a]	468,575	22,679,030

		75,454,545

Precious Metals and Mining - 11.1%
Agnico-Eagle Mines [c]	376,200	18,734,760
Fronteer Development Group [a]	938,400	9,834,432
Gammon Gold [a]	926,800	10,973,312
Ivanhoe Mines [a]	1,436,600	18,747,630
Meridian Gold [a]	259,800	8,599,380
Pan American Silver [a]	492,700	14,239,030
Silver Standard Resources [a]	516,000	19,241,640

		100,370,184

Real Estate - 1.4%
The St. Joe Company	394,100	13,245,701

Total		284,413,573

Technology - 4.4%
IT Services - 0.7%
Perot Systems Cl. A [a,c]	385,700	6,522,187

Semiconductors and Equipment - 1.6%
Fairchild Semiconductor International [a]	179,800	3,358,664
MKS Instruments [a,c]	561,900	10,687,338

		14,046,002

Software - 0.2%
ManTech International Cl. A [a]	53,600	1,928,528

Telecommunications - 1.9%
Comtech Telecommunications [a]	218,323	11,678,097
NETGEAR [a]	180,500	5,490,810

		17,168,907

Total		39,665,624

Miscellaneous [e] - 1.4%
Total		12,670,333

TOTAL COMMON STOCKS
(Cost $773,263,079)		815,958,304

REPURCHASE AGREEMENTS - 9.5%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $21,547,526 (collateralized by obligations of various U.S. Government Agencies, valued at $22,082,488) (Cost $21,539,000)		21,539,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $65,024,646 (collateralized by obligations of various U.S. Government Agencies, valued at $66,329,246) (Cost $65,000,000)		65,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $86,539,000)		86,539,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 1.3%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.23%) (Cost $11,646,053)		11,646,053

TOTAL INVESTMENTS - 100.7%
(Cost $871,448,132)		914,143,357
LIABILITIES LESS CASH AND OTHER ASSETS - (0.7)%		(6,740,169)

NET ASSETS - 100.0%		$907,403,188

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 89.2%
	SHARES	VALUE
Consumer Products - 3.7%
Apparel and Shoes - 1.1%
Gildan Activewear [a]	814,400	$32,079,216

Home Furnishing and Appliances - 1.0%
DTS [a,c]	459,200	13,945,904
Select Comfort [a,c]	1,179,300	16,451,235

		30,397,139

Sports and Recreation - 0.7%
Thor Industries	480,800	21,631,192

Other Consumer Products - 0.9%
Fossil [a]	216,000	8,069,760
Sonic Solutions [a,b,c]	1,711,900	17,923,593

		25,993,353

Total		110,100,900

Consumer Services - 5.6%
Direct Marketing - 0.2%
Nu Skin Enterprises Cl. A	283,300	4,578,128

Leisure and Entertainment - 1.1%
DreamWorks Animation SKG Cl. A [a]	987,200	32,992,224

Restaurants and Lodgings - 0.4%
Cosi [a,b,c]	3,897,600	13,485,696

Retail Stores - 2.5%
A.C. Moore Arts & Crafts [a,b]	1,522,900	24,000,904
Casual Male Retail Group [a,b,c]	2,931,600	26,267,136
Christopher & Banks [b]	2,100,300	25,455,636

		75,723,676

Other Consumer Services - 1.4%
Liquidity Services [a,c]	419,000	4,604,810
NutriSystem [a,c]	497,700	23,337,153
Universal Technical Institute [a,c]	803,400	14,461,200

		42,403,163

Total		169,182,887

Financial Intermediaries - 4.5%
Banking - 0.9%
Bancorp (The) [a,b,c]	696,300	12,853,698
Enterprise Financial Services	624,800	15,207,632

		28,061,330

Securities Brokers - 2.0%
Knight Capital Group Cl. A [a]	2,928,900	35,029,644
Tradestation Group [a,c]	2,035,000	23,748,450

		58,778,094

Other Financial Intermediaries - 1.6%
MarketAxess Holdings [a,c]	805,000	12,075,000
TSX Group	735,700	35,503,544

		47,578,544

Total		134,417,968

Financial Services - 0.7%
Insurance Brokers - 0.7%
Brown & Brown	826,300	21,731,690

Total		21,731,690

Health - 11.2%
Commercial Services - 0.6%
eResearch Technology [a,c]	1,569,100	17,872,049

Drugs and Biotech - 5.5%
Alpharma Cl. A [a]	1,055,900	22,554,024
Arena Pharmaceuticals [a,c]	1,437,000	15,735,150
Cerus Corporation [a,b,c]	2,534,500	22,126,185
Dyax Corporation [a,b]	3,748,060	13,493,016
Elan Corporation ADR [a]	407,700	8,578,008
Endo Pharmaceuticals Holdings [a]	650,000	20,156,500
Perrigo Company	797,100	17,018,085
Pharmanet Development Group [a]	841,300	24,422,939
Theratechnologies [a]	2,064,000	22,535,605

		166,619,512

Health Services - 1.3%
Cypress Bioscience [a,b]	2,134,200	29,217,198
LHC Group [a,c]	517,600	11,112,872

		40,330,070

Medical Products and Devices - 3.2%
Anika Therapeutics [a,b]	1,042,395	21,692,240
Caliper Life Sciences [a,c]	2,041,700	11,719,358
HealthTronics [a,b,c]	2,758,000	14,065,800
Patterson Dental [a]	839,800	32,424,678
Possis Medical [a,c]	366,584	4,967,213
Restore Medical [a,c]	277,779	433,335
Shamir Optical Industry [a,b]	849,900	10,207,299

		95,509,923

Personal Care - 0.6%
Inter Parfums	764,700	18,100,449

Total		338,432,003

Industrial Products - 14.2%
Automotive - 1.7%
Keystone Automotive Industries [a]	507,800	24,252,528
Spartan Motors	1,582,600	26,635,158

		50,887,686

Building Systems and Components - 0.6%
Drew Industries [a]	461,000	18,753,480

Industrial Components - 0.9%
CLARCOR	769,300	26,317,753

Machinery - 4.9%
A.S.V. [a,c]	868,800	12,189,264
Kennametal	456,100	38,303,278
Lincoln Electric Holdings	133,900	10,391,979
National Instruments	656,500	22,537,645
Tennant Company	787,600	38,356,120
Woodward Governor	432,800	27,006,720

		148,785,006

Metal Fabrication and Distribution - 3.7%
Houston Wire & Cable [c]	992,000	17,965,120
Metal Management	368,400	19,967,280
Reliance Steel & Aluminum	809,700	45,780,438
Schnitzer Steel Industries Cl. A	404,130	29,618,688

		113,331,526

Specialty Chemicals and Materials - 0.7%
Symyx Technologies [a,b,c]	2,410,000	20,942,900

Textiles - 0.5%
UniFirst Corporation	397,400	14,886,604

Other Industrial Products - 1.2%
Diebold	236,900	10,759,998
Raven Industries	641,800	25,704,090

		36,464,088

Total		430,369,043

Industrial Services - 9.0%
Commercial Services - 2.3%
Labor Ready [a]	1,245,200	23,048,652
MPS Group [a]	1,172,900	13,077,835
Navigant Consulting [a]	808,500	10,235,610
PeopleSupport [a,b,c]	1,876,900	22,447,724

		68,809,821

Engineering and Construction - 0.2%
Dycom Industries [a,c]	199,500	6,110,685

Food and Tobacco Processors - 0.8%
Sanderson Farms [c]	594,749	24,783,191

Industrial Distribution - 3.5%
Grainger (W.W.)	309,600	28,232,424
MSC Industrial Direct Cl. A	522,400	26,428,216
Ritchie Bros. Auctioneers	418,000	27,211,800
Watsco	530,700	24,640,401

		106,512,841

Transportation and Logistics - 2.2%
Celadon Group [a,b,c]	1,936,200	22,789,074
Pacer International	1,485,300	28,294,965
Universal Truckload Services [a,c]	674,600	14,814,216

		65,898,255

Total		272,114,793

Natural Resources - 17.3%
Energy Services - 4.6%
Calfrac Well Services	770,800	17,188,301
Carbo Ceramics	375,800	19,064,334
Ensign Energy Services	1,548,800	29,242,914
Pason Systems	1,491,000	22,305,414
Tesco Corporation [a]	792,700	21,521,805
Trican Well Service	1,428,800	29,088,825

		138,411,593

Oil and Gas - 2.2%
Bill Barrett [a,c]	629,700	24,816,477
Unit Corporation [a]	860,100	41,628,840

		66,445,317

Precious Metals and Mining - 9.5%
Agnico-Eagle Mines	968,900	48,251,220
Alamos Gold [a]	2,881,600	18,193,785
Equinox Minerals [a]	2,720,500	11,432,856
Fronteer Development Group [a,c]	2,456,000	25,738,880
Gammon Gold [a]	917,600	10,864,384
Ivanhoe Mines [a,c]	3,547,900	46,300,095
Meridian Gold [a]	948,400	31,392,040
Northern Orion Resources [a,c]	330,300	2,123,829
NovaGold Resources [a,c]	1,936,800	31,976,568
Silver Standard Resources [a,c]	1,061,000	39,564,690
Silvercorp Metals [a]	1,063,200	22,158,685

		287,997,032

Other Natural Resources - 1.0%
AMCOL International	945,400	31,283,286

Total		524,137,228

Technology - 19.2%
Aerospace and Defense - 0.7%
FLIR Systems [a,c]	387,100	21,441,469

Components and Systems - 2.0%
Digi International [a]	1,087,700	15,488,848
Electro Scientific Industries [a,c]	497,900	11,929,684
Mercury Computer Systems [a,b]	1,627,800	16,733,784
3D Systems [a,c]	696,050	16,440,701

		60,593,017

Internet Software and Services - 2.4%
Answers Corporation [a,b,c]	575,010	4,732,332
Packeteer [a,b,c]	2,345,400	17,825,040
RADVision [a,b]	1,212,500	21,291,500
RealNetworks [a]	4,094,500	27,760,710

		71,609,582

IT Services - 1.2%
Entrust [a,b]	4,575,434	9,745,675
Perot Systems Cl. A [a]	1,543,200	26,095,512

		35,841,187

Semiconductors and Equipment - 7.8%
Axcelis Technologies [a,c]	3,482,400	17,795,064
Cirrus Logic [a]	1,974,382	12,636,045
Dolby Laboratories Cl. A [a]	787,700	27,427,714
Fairchild Semiconductor International [a]	1,366,600	25,528,088
GSI Group [a]	1,524,000	17,221,200
IPG Photonics [a]	1,207,099	23,731,566
MKS Instruments [a]	810,900	15,423,318
Novatel [a,b]	695,700	27,306,225
Saifun Semiconductors [a]	5,600	55,776
Skyworks Solutions [a]	3,511,700	31,745,768
Supertex [a,b,c]	977,600	38,986,688

		237,857,452

Software - 3.5%
DivX [a,c]	1,636,300	24,331,781
Epicor Software [a]	1,107,200	15,246,144
FARO Technologies [a,c]	668,700	29,523,105
MSC.Software [a]	1,770,600	24,115,572
Ulticom [a]	1,446,300	11,715,030

		104,931,632

Telecommunications - 1.6%
ADTRAN	647,300	14,907,319
Foundry Networks [a]	936,400	16,639,828
Optium Corporation [a,b,c]	1,720,400	17,857,752

		49,404,899

Total		581,679,238

Miscellaneous [e] - 3.8%
Total		113,892,030

TOTAL COMMON STOCKS
(Cost $2,434,217,176)		2,696,057,780

REPURCHASE AGREEMENTS - 10.3%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $71,073,122 (collateralized by obligations of various U.S. Government Agencies, valued at $73,762,500) (Cost $71,045,000)		71,045,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $240,091,000 (collateralized by obligations of various U.S. Government Agencies, valued at $244,895,132) (Cost $240,000,000)		240,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $311,045,000)		311,045,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 4.4%
U.S. Treasury Bonds
2.375%-8.125% due 8/15/19-4/15/29	$216,005	217,394
U.S. Treasury Notes
1.875%-3.875% due 1/15/09-7/15/17	439,923	441,896
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.23%)		132,228,014

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $132,887,304)		132,887,304

TOTAL INVESTMENTS - 103.9%
(Cost $2,878,149,480)		3,139,990,084

LIABILITIES LESS CASH AND OTHER ASSETS - (3.9)%		(116,880,506)

NET ASSETS - 100.0%		$3,023,109,578

SCHEDULES OF INVESTMENTS
ROYCE TECHNOLOGY VALUE FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 84.2%
	SHARES	VALUE
Advertising and Publishing - 1.3%
ValueClick [a]	11,500	$258,290

Total		258,290

Automotive - 0.9%
Spartan Motors	10,000	168,300

Total		168,300

Components and Systems - 3.4%
OSI Systems [a]	15,000	337,650
TTM Technologies [a]	27,000	312,390

Total		650,040

Distribution - 1.9%
Anixter International [a]	2,500	206,125
Brightpoint [a]	10,000	150,100

Total		356,225

Home Furnishing and Appliances - 0.8%
Universal Electronics [a]	5,000	162,500

Total		162,500

Internet Software and Services - 16.1%
Ariba [a]	20,000	215,600
Digital River [a]	6,000	268,500
drugstore.com [a]	80,000	259,200
ePresence [a,d]	350,000	0
Internap Network Services [a]	20,000	283,400
Interwoven [a]	22,500	320,175
Marchex Cl. B	25,000	237,750
Peer 1 Network Enterprises [a]	150,000	200,573
RightNow Technologies [a]	15,000	241,350
Secure Computing [a]	30,000	291,900
SupportSoft [a]	50,000	292,000
Web.com [a]	40,000	286,000
Website Pros [a]	20,000	209,200

Total		3,105,648

IT Services - 5.4%
Rainmaker Systems [a]	30,000	260,100
Sapient Corporation [a]	40,000	268,400
Sykes Enterprises [a]	12,500	207,625
TriZetto Group (The) [a]	17,500	306,425

Total		1,042,550

Other Consumer Products - 2.0%
Sonic Solutions [a]	37,500	392,625

Total		392,625

Other Industrial Products - 1.2%
Diebold	5,000	227,100

Total		227,100

Securities Brokers - 0.9%
Knight Capital Group Cl. A [a]	15,000	179,400

Total		179,400

Semiconductors and Equipment - 18.0%
Brooks Automation [a]	15,000	213,600
Cabot Microelectronics [a]	6,000	256,500
Fairchild Semiconductor International [a]	18,000	336,240
MKS Instruments [a]	24,900	473,598
Novatel [a]	3,000	117,750
Semitool [a]	20,000	194,000
Silicon Image [a]	30,000	154,500
Silicon Motion Technology ADR [a]	10,000	225,100
SiRF Technology Holdings [a]	10,000	213,500
Skyworks Solutions [a]	35,000	316,400
Supertex [a]	19,200	765,696
Zoran Corporation [a]	10,000	202,000

Total		3,468,884

Software - 17.6%
Aspen Technology [a]	5,000	71,600
Callidus Software [a]	30,000	258,000
DivX [a]	37,500	557,625
Epicor Software [a]	25,000	344,250
ILOG ADR [a]	40,000	468,800
Lawson Software [a]	25,000	250,250
MSC.Software [a]	25,000	340,500
NDS Group Cl. A ADR [a]	5,000	249,400
Pegasystems	25,000	297,500
SeaChange International [a]	35,000	242,200
Smith Micro Software [a]	11,000	176,660
SumTotal Systems [a]	25,000	146,500

Total		3,403,285

Specialty Chemicals and Materials - 1.8%
Symyx Technologies [a]	40,000	347,600

Total		347,600

Telecommunications - 7.9%
ADTRAN	13,500	310,905
Arris Group [a]	20,000	247,000
Captaris [a]	50,000	264,500
Ixia [a]	20,000	174,400
OpNext [a]	20,000	232,000
PC-Tel [a]	40,000	303,600

Total		1,532,405

Miscellaneous [e] - 5.0%
Total		957,740

TOTAL COMMON STOCKS
(Cost $16,201,386)		16,252,592

REPURCHASE AGREEMENT - 15.9%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $3,073,216 (collateralized by obligations of various U.S. Government Agencies, valued at $3,955,000) (Cost $3,072,000)		3,072,000

TOTAL INVESTMENTS - 100.1%
(Cost $19,273,386)		19,324,592

LIABILITIES LESS CASH AND OTHER ASSETS - (0.1)%		(4,625)

NET ASSETS - 100.0%		$19,319,967

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 93.1%
	SHARES	VALUE
Consumer Products - 3.6%
Apparel and Shoes - 1.3%
Columbia Sportswear	4,500	$248,895
K-Swiss Cl. A	11,200	256,592

		505,487

Home Furnishing and Appliances - 1.6%
DTS [a]	9,600	291,552
Ethan Allen Interiors	10,100	330,169

		621,721

Sports and Recreation - 0.7%
Polaris Industries	6,000	261,720

Total		1,388,928

Consumer Services - 7.9%
Restaurants and Lodgings - 1.1%
CEC Entertainment [a]	16,000	429,920

Retail Stores - 3.7%
A.C. Moore Arts & Crafts [a]	19,000	299,440
Charming Shoppes [a]	40,100	336,840
Dress Barn (The) [a]	33,000	561,330
Tiffany & Co.	4,500	235,575

		1,433,185

Other Consumer Services - 3.1%
Corinthian Colleges [a]	21,200	337,292
MoneyGram International	26,300	594,117
Universal Technical Institute [a]	13,600	244,800

		1,176,209

Total		3,039,314

Financial Intermediaries - 9.0%
Banking -1.0%
BOK Financial	7,200	370,152

Securities Brokers - 8.0%
Duff & Phelps [a]	36,000	660,600
Evercore Partners Cl. A	21,000	552,090
Jefferies Group	17,800	495,374
KBW [a]	18,400	529,552
Knight Capital Group Cl. A [a]	31,700	379,132
Lazard Cl. A	11,200	474,880

		3,091,628

Total		3,461,780

Financial Services - 11.2%
Information and Processing - 2.7%
Morningstar [a]	8,500	521,900
SEI Investments	19,000	518,320

		1,040,220

Insurance Brokers - 1.7%
Brown & Brown	17,300	454,990
Hilb Rogal & Hobbs	4,900	212,317

		667,307

Investment Management - 6.8%
Affiliated Managers Group [a]	11,400	1,453,614
AllianceBernstein Holding L.P.	6,600	581,262
Federated Investors Cl. B	15,200	603,440

		2,638,316

Total		4,345,843

Health - 2.1%
Drugs and Biotech - 1.3%
Perrigo Company	23,300	497,455

Medical Products and Devices - 0.8%
IDEXX Laboratories [a]	3,000	328,770

Total		826,225

Industrial Products - 20.6%
Automotive - 1.1%
Gentex Corporation	20,100	430,944

Building Systems and Components - 1.5%
Drew Industries [a]	9,500	386,460
Teleflex	2,700	210,384

		596,844

Industrial Components - 2.1%
CLARCOR	13,800	472,098
Donaldson Company	8,400	350,784

		822,882

Machinery - 10.9%
Coherent [a]	9,700	311,176
Franklin Electric	9,400	386,434
Gardner Denver [a]	6,800	265,200
Graco	5,900	230,749
Kennametal	6,500	545,870
Lincoln Electric Holdings	5,700	442,377
National Instruments	14,500	497,785
Nordson Corporation	6,200	311,302
Rofin-Sinar Technologies [a]	6,400	449,344
Tennant Company	9,500	462,650
Woodward Governor	4,900	305,760

		4,208,647

Metal Fabrication and Distribution - 2.7%
Kaydon Corporation	6,300	327,537
Metal Management	8,200	444,440
Quanex Corporation	5,800	272,484

		1,044,461

Specialty Chemicals and Materials - 0.5%
Westlake Chemical	7,500	189,975

Other Industrial Products - 1.8%
Raven Industries	8,200	328,410
Smith (A.O.) Corporation	8,200	359,816

		688,226

Total		7,981,979

Industrial Services - 12.8%
Commercial Services - 5.9%
CRA International [a]	9,700	467,443
Copart [a]	14,600	502,094
Grupo Aeroportuario del Centro Norte ADR [a]	9,700	279,360
Hewitt Associates Cl. A [a]	11,800	413,590
MPS Group [a]	21,700	241,955
Watson Wyatt Worldwide Cl. A	8,200	368,508

		2,272,950

Engineering and Construction - 2.6%
Integrated Electrical Services [a]	19,300	494,273
KBR [a]	12,600	488,502

		982,775

Industrial Distribution - 1.4%
MSC Industrial Direct Cl. A	3,600	182,124
Ritchie Bros. Auctioneers	5,700	371,070

		553,194

Printing - 0.7%
Courier Corporation	7,775	273,758

Transportation and Logistics - 2.2%
Arkansas Best	7,900	258,014
Landstar System	8,900	373,533
Universal Truckload Services [a]	10,500	230,580

		862,127

Total		4,944,804

Natural Resources - 8.1%
Energy Services - 6.2%
Carbo Ceramics	8,600	436,278
Ensign Energy Services	19,300	364,403
Exterran Holdings [a]	4,400	353,496
Pason Systems	34,900	522,105
SEACOR Holdings [a]	2,200	209,220
Trican Well Service	24,400	496,758

		2,382,260

Oil and Gas - 0.8%
Unit Corporation [a]	6,800	329,120

Real Estate - 1.1%
The St. Joe Company	12,300	413,403

Total		3,124,783

Technology - 12.8%
Aerospace and Defense - 1.0%
HEICO Corporation Cl. A	10,100	398,950

Components and Systems - 4.8%
Benchmark Electronics [a]	11,900	284,053
Dionex Corporation [a]	5,400	429,084
Newport Corporation [a]	20,000	304,600
Plexus Corporation [a]	19,800	542,520
Tektronix	10,800	299,592

		1,859,849

IT Services - 2.6%
Gartner [a]	12,100	295,966
SRA International Cl. A [a]	16,200	454,896
Sapient Corporation [a]	37,900	254,309

		1,005,171

Semiconductors and Equipment - 1.7%
Diodes [a]	12,650	406,065
Dolby Laboratories Cl. A [a]	7,000	243,740

		649,805

Software - 2.0%
Epicor Software [a]	29,300	403,461
FARO Technologies [a]	8,200	362,030

		765,491

Telecommunications - 0.7%
Foundry Networks [a]	15,200	270,104

Total		4,949,370

Miscellaneous [e] - 5.0%
Total		1,928,188

TOTAL COMMON STOCKS
(Cost $29,997,256)		35,991,214

REPURCHASE AGREEMENT - 8.3%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $3,217,273 (collateralized by obligations of various U.S. Government Agencies, valued at $4,025,000) (Cost $3,216,000)		3,216,000

TOTAL INVESTMENTS - 101.4%
(Cost $33,213,256)		39,207,214

LIABILITIES LESS CASH AND OTHER ASSETS - (1.4)%		(541,452)

NET ASSETS - 100.0%		$38,665,762

SCHEDULES OF INVESTMENTS
ROYCE DISCOVERY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 98.5%
	SHARES	VALUE
Consumer Products - 5.6%
Apparel and Shoes - 1.6%
Lakeland Industries [a]	2,050	$24,518
Weyco Group	1,358	42,655

		67,173

Food/Beverage/Tobacco - 0.7%
Schiff Nutrition International [a]	4,800	28,752

Home Furnishing and Appliances - 1.7%
American Woodmark	875	21,691
Hooker Furniture	2,500	50,050

		71,741

Sports and Recreation - 0.6%
Arctic Cat	1,700	27,812

Other Consumer Products - 1.0%
JAKKS Pacific [a]	1,600	42,736

Total		238,214

Consumer Services - 9.9%
Direct Marketing - 1.2%
Zones [a]	4,700	48,598

Leisure and Entertainment - 0.5%
New Frontier Media	3,600	22,068

Restaurants and Lodgings - 2.3%
Benihana Cl. A [a]	700	12,117
Interstate Hotels & Resorts [a]	500	2,275
Nathan’s Famous [a]	3,200	52,800
Steak n Shake [a]	2,000	30,020

		97,212

Retail Stores - 3.7%
Books-A-Million	1,600	21,168
Cache [a]	1,800	32,130
Shoe Carnival [a]	400	6,312
Village Super Market Cl. A	1,900	98,800

		158,410

Other Consumer Services - 2.2%
Lincoln Educational Services [a]	1,400	18,256
Nobel Learning Communities [a]	2,100	31,395
WPCS International [a]	4,400	45,540

		95,191

Total		421,479

Financial Intermediaries - 9.9%
Banking - 3.3%
City Bank	1,100	31,592
First Financial Service	1,210	32,973
First Regional Bancorp [a]	1,200	29,436
Republic First Bancorp [a]	2,310	18,411
Temecula Valley Bancorp	1,658	28,136

		140,548

Insurance - 6.6%
American Safety Insurance Holdings [a]	2,800	55,496
Amerisafe [a]	3,000	49,620
Donegal Group Cl. A	1,700	27,506
Mercer Insurance Group	1,600	28,304
NYMAGIC	800	22,248
National Atlantic Holdings Cl. A [a]	2,300	21,298
SeaBright Insurance Holdings [a]	2,900	49,503
21st Century Holding Company	1,800	25,560

		279,535

Total		420,083

Financial Services - 0.8%
Other Financial Services - 0.8%
ASTA Funding	900	34,488

Total		34,488

Health - 23.3%
Drugs and Biotech - 6.6%
American Oriental Bioengineering [a]	3,600	40,140
Bradley Pharmaceuticals [a]	1,600	29,120
Draxis Health [a]	5,300	27,560
Harvard Bioscience [a]	6,400	28,800
Lifecore Biomedical [a]	1,700	21,930
Neogen Corporation [a]	2,850	67,602
Pharmanet Development Group [a]	1,400	40,642
QLT [a]	4,300	24,467

		280,261

Health Services - 4.3%
Air Methods [a]	1,400	64,680
NovaMed [a]	3,700	16,095
PainCare Holdings [a]	1,098	209
Psychemedics Corporation	1,700	29,495
RehabCare Group [a]	2,100	36,939
Res-Care [a]	1,500	34,260

		181,678

Medical Products and Devices - 12.4%
Abaxis [a]	1,300	29,185
Anika Therapeutics [a]	2,000	41,620
Cutera [a]	1,400	36,694
Cynosure Cl. A [a]	1,700	62,730
Exactech [a]	1,900	30,495
HealthTronics [a]	4,088	20,849
Inverness Medical Innovations [a]	872	48,239
Medical Action Industries [a]	1,400	33,124
Meridian Bioscience	1,995	60,488
Merit Medical Systems [a]	2,800	36,344
Natus Medical [a]	2,000	31,880
Quidel [a]	2,800	54,768
Zoll Medical [a]	1,600	41,472

		527,888

Total		989,827

Industrial Products - 13.4%
Automotive - 1.1%
Commerical Vehicle Group [a]	1,800	23,094
Miller Industries [a]	1,400	23,968

		47,062

Building Systems and Components - 1.3%
Lamson & Sessions Company [a]	2,100	56,616

Industrial Components - 1.7%
Ladish Company [a]	800	44,384
Zygo Corporation [a]	2,200	28,666

		73,050

Machinery - 6.3%
Core Molding Technologies [a]	4,400	33,704
EnPro Industries [a]	1,400	56,840
Gehl Company [a]	1,200	26,796
Hurco Companies [a]	1,200	64,872
K-Tron International [a]	300	28,500
LeCroy Corporation [a]	2,700	20,142
MTS Systems	900	37,440

		268,294

Metal Fabrication and Distribution - 2.2%
Friedman Industries	3,300	29,205
Olympic Steel	1,000	27,160
Universal Stainless & Alloy Products [a]	900	35,811

		92,176

Other Industrial Products - 0.8%
Media Sciences International [a]	5,900	31,506

Total		568,704

Industrial Services - 8.7%
Commercial Services - 5.8%
Barrett Business Services	1,400	33,362
Edgewater Technology [a]	4,300	37,453
Heidrick & Struggles International [a]	1,200	43,740
Intersections [a]	3,500	35,735
RCM Technologies [a]	6,800	44,540
Rentrak Corporation [a]	1,700	23,341
Volt Information Sciences [a]	1,600	28,224

		246,395

Food and Tobacco Processors - 1.3%
Imperial Sugar Company	2,100	54,873

Printing - 1.3%
CSS Industries	1,581	56,869

Transportation and Logistics - 0.3%
Vitran Corporation Cl. A [a]	700	11,592

Total		369,729

Natural Resources - 9.3%
Energy Services - 3.0%
Superior Well Services [a]	1,400	31,822
Trico Marine Services [a]	1,500	44,700
Union Drilling [a]	3,500	51,030

		127,552

Oil and Gas - 3.6%
Brigham Exploration Company [a]	5,300	31,429
Bronco Drilling [a]	1,900	28,120
EnergySouth	700	35,294
Magellan Petroleum [a]	21,050	24,207
VAALCO Energy [a]	7,300	33,361

		152,411

Precious Metals and Mining - 1.5%
Claude Resources [a]	20,900	30,305
International Royalty	5,000	33,900

		64,205

Real Estate - 1.2%
Avatar Holdings [a]	500	24,965
Gyrodyne Company of America	500	24,745

		49,710

Total		393,878

Technology - 14.0%
Aerospace and Defense - 2.5%
Axsys Technologies [a]	2,100	65,016
Kaman Corporation	1,200	41,472

		106,488

Internet Software and Services - 0.8%
Imergent [a]	1,500	33,645

IT Services - 3.1%
BluePhoenix Solutions [a]	3,900	71,799
CIBER [a]	4,200	32,802
Ness Technologies [a]	2,600	28,392

		132,993

Semiconductors and Equipment - 3.9%
CyberOptics Corporation [a]	2,400	29,520
GSI Group [a]	3,600	40,680
Intevac [a]	2,300	34,960
IXYS Corporation [a]	3,200	33,376
Photronics [a]	2,400	27,384

		165,920

Software - 2.1%
American Software Cl. A	4,700	43,240
Versant Corporation [a]	2,500	48,025

		91,265

Telecommunications - 1.6%
Atlantic Tele-Network	1,100	39,985
Qiao Xing Universal Telephone [a]	2,500	27,650

		67,635

Total		597,946

Miscellaneous [e] - 3.6%
Total		153,323

TOTAL COMMON STOCKS
(Cost $3,955,382)		4,187,671

REPURCHASE AGREEMENT - 8.2%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $348,138 (collateralized by obligations of various U.S. Government Agencies, valued at $357,506) (Cost $348,000)		348,000

TOTAL INVESTMENTS - 106.7%
(Cost $4,303,382)		4,535,671

LIABILITIES LESS CASH AND OTHER ASSETS - (6.7)%		(282,933)

NET ASSETS - 100.0%		$4,252,738

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 98.1%
	SHARES	VALUE
Banking - 21.9%
Abigail Adams National Bancorp	1,100	$14,861
Ameriana Bancorp	3,500	32,410
BCB Bancorp	2,400	37,200
BOK Financial	1,000	51,410
Bancorp Rhode Island	700	25,032
Bank of Hawaii	200	10,570
Bank of N.T. Butterfield & Son	3,630	72,600
Boston Private Financial Holdings	800	22,272
CFS Bancorp	3,400	47,940
CNB Financial	3,700	52,540
Cadence Financial	1,900	33,440
Center Bancorp	1,323	15,902
Central Pacific Financial	1,000	29,200
Centrue Financial	3,200	64,128
Commercial National Financial	2,800	46,228
Fauquier Bankshares	2,400	46,920
First Citizens BancShares Cl. A	125	21,800
1st Independence Financial Group	3,400	52,632
HopFed Bancorp	3,600	54,036
International Bancshares	687	14,908
Kearny Financial	4,000	51,160
Peapack-Gladstone Financial	2,700	68,850
Sun Bancorp [a]	882	15,435
Susquehanna Bancshares	400	8,040
Western Alliance Bancorp [a]	900	21,213
Wilber Corporation	6,100	58,377
Wilmington Trust	1,100	42,790

Total		1,011,894

Closed-End Funds - 1.3%
Central Fund of Canada Cl. A	6,300	61,929

Total		61,929

Commercial Services - 2.3%
Hewitt Associates Cl. A [a]	1,500	52,575
Watson Wyatt Worldwide Cl. A	1,200	53,928

Total		106,503

Information and Processing - 3.5%
Interactive Data	500	14,100
Morningstar [a]	1,500	92,100
SEI Investments	2,000	54,560

Total		160,760

Insurance - 9.1%
Alleghany Corporation [a]	106	43,036
American National Insurance	200	26,310
Aspen Insurance Holdings	1,400	39,074
Assured Guaranty	2,000	54,340
Baldwin & Lyons Cl. B	1,500	40,965
CNA Surety [a]	500	8,815
CRM Holdings [a]	4,800	30,240
Erie Indemnity Cl. A	200	12,226
Infinity Property & Casualty	700	28,154
Montpelier Re Holdings	1,300	23,010
RLI	300	17,016
Transatlantic Holdings	600	42,198
Validus Holdings [a]	2,300	55,752

Total		421,136

Insurance Brokers - 3.6%
Brown & Brown	2,600	68,380
Gallagher (Arthur J.) & Co.	1,800	52,146
Hilb Rogal & Hobbs	1,000	43,330

Total		163,856

Investment Management - 20.7%
AGF Management Cl. B	1,500	50,369
ADDENDA Capital	2,800	56,639
Affiliated Managers Group [a]	500	63,755
AllianceBernstein Holding L.P.	1,800	158,526
BKF Capital Group [a]	18,300	43,005
Calamos Asset Management Cl. A	700	19,761
Epoch Holding Corporation [a]	2,900	40,832
Federated Investors Cl. B	1,700	67,490
GAMCO Investors Cl. A	1,500	82,200
Hennessy Advisors	2,250	24,525
Highbury Financial [a]	10,400	46,696
Highbury Financial (Warrants) [a]	12,600	7,056
IGM Financial	200	10,577
Janus Capital Group	700	19,796
Nuveen Investments Cl. A	800	49,552
SPARX Group	50	20,785
T. Rowe Price Group	1,000	55,690
Waddel & Reed Financial Cl. A	2,300	62,169
Westwood Holdings Group	2,200	75,482

Total		954,905

Other Consumer Services - 1.0%
MoneyGram International	2,000	45,180

Total		45,180

Other Financial Intermediaries - 6.2%
AP Alternative Assets L.P.	2,300	39,100
JAFCO	1,400	51,922
KKR Private Equity Investors LLP	800	15,600
Kohlberg Capital	3,000	45,180
MCG Capital	1,000	14,390
MVC Capital	3,600	66,708
RHJ International [a]	2,900	52,725

Total		285,625

Other Financial Services - 2.0%
Centerline Holding Company	500	7,675
Credit Acceptance [a]	1,066	24,625
Deutsche Beteiligungs	1,200	42,009
World Acceptance [a]	500	16,540

Total		90,849

Real Estate Investment Trusts - 3.0%
Capital Trust Cl. A	700	24,850
Friedman, Billings, Ramsey Group Cl. A	10,400	47,944
Gladstone Commercial	600	11,220
MFA Mortgage Investments	7,000	56,350

Total		140,364

Securities Brokers - 18.7%
Cowen Group [a]	1,900	26,258
DundeeWealth	1,000	17,825
Evercore Partners Cl. A	3,900	102,531
FBR Capital Markets [a]	3,600	46,368
Greenhill & Co.	600	36,630
Interactive Brokers Group Cl. A [a]	2,000	52,520
International Assets Holding [a]	1,000	25,750
Investment Technology Group [a]	1,200	51,576
Jefferies Group	1,900	52,877
KBW [a]	2,000	57,560
Knight Capital Group Cl. A [a]	3,400	40,664
Lazard Cl. A	1,800	76,320
Piper Jaffray [a]	1,100	58,960
Sanders Morris Harris Group	2,500	25,375
Shinko Securities	10,800	50,020
Stifel Financial [a]	1,000	57,840
Thomas Weisel Partners Group [a]	2,300	33,373
Tokai Tokyo Securities	9,400	47,874

Total		860,321

Software - 1.4%
Advent Software [a]	500	23,485
Fair Isaac	1,200	43,332

Total		66,817

Miscellaneous [e] - 3.4%
Total		155,378

TOTAL COMMON STOCKS
(Cost $4,134,845)		4,525,517

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $76,030 (collateralized by obligations of various U.S. Government Agencies, valued at $80,500) (Cost $76,000)		76,000

TOTAL INVESTMENTS - 99.8%
(Cost $4,210,845)		4,601,517

CASH AND OTHER ASSETS LESS LIABILITIES - 0.2%		9,834

NET ASSETS - 100.0%		$4,611,351

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 97.1%
	SHARES	VALUE
Consumer Products - 4.4%
Apparel and Shoes - 0.8%
K-Swiss Cl. A	700	$16,037
Wolverine World Wide	1,400	38,360

		54,397

Food/Beverage/Tobacco - 2.0%
B&G Foods Cl. A	3,500	44,800
B&G Foods (Units)	2,000	41,400
Tootsie Roll Industries	2,200	58,366

		144,566

Home Furnishing and Appliances - 0.6%
Ethan Allen Interiors	1,400	45,766

Sports and Recreation - 1.0%
Thor Industries	900	40,491
Winnebago Industries	1,200	28,656

		69,147

Total		313,876

Consumer Services - 7.9%
Leisure and Entertainment - 0.6%
International Speedway Cl. A	600	27,516
Regal Entertainment Group Cl. A	800	17,560

		45,076

Restaurants and Lodgings - 1.1%
CBRL Group	900	36,720
CEC Entertainment [a]	1,700	45,679

		82,399

Retail Stores - 5.0%
Borders Group	1,400	18,662
Buckle (The)	900	34,146
Cato Corporation Cl. A	2,400	49,056
Deb Shops	2,200	59,158
Dress Barn (The) [a]	9,200	156,492
Talbots	400	7,200
Williams-Sonoma	1,000	32,620

		357,334

Other Consumer Services - 1.2%
MoneyGram International	3,700	83,583

Total		568,392

Financial Intermediaries - 24.6%
Banking - 6.5%
BOK Financial	1,200	61,692
Bank of N.T. Butterfield & Son	3,600	72,000
Boston Private Financial Holdings	2,200	61,248
Canadian Western Bank	2,400	68,768
Fauquier Bankshares	4,400	86,020
Peapack-Gladstone Financial	4,100	104,550
W Holding Company	7,600	17,024

		471,302

Insurance - 4.2%
Aspen Insurance Holdings	1,200	33,492
Max Capital Group	1,400	39,256
OneBeacon Insurance Group	2,000	43,100
Reinsurance Group of America	600	34,014
State Auto Financial	1,300	38,025
Transatlantic Holdings	500	35,165
Zenith National Insurance	1,700	76,313

		299,365

Real Estate Investment Trusts - 7.5%
Annaly Capital Management	5,300	84,429
Anworth Mortgage Asset	5,000	26,950
Capital Trust Cl. A	1,700	60,350
DCT Industrial Trust	8,900	93,183
Friedman, Billings, Ramsey Group Cl. A	20,200	93,122
Gladstone Commercial	1,200	22,440
MFA Mortgage Investments	8,000	64,400
Quadra Realty Trust [a]	10,000	95,300

		540,174

Securities Brokers - 3.3%
Evercore Partners Cl. A	3,500	92,015
Jefferies Group	3,000	83,490
Lazard Cl. A	1,400	59,360

		234,865

Other Financial Intermediaries - 3.1%
KKR Financial	5,016	84,520
MCG Capital	4,000	57,560
MVC Capital	1,500	27,795
NGP Capital Resources	3,500	56,805

		226,680

Total		1,772,386

Financial Services - 15.9%
Information and Processing - 1.5%
SEI Investments	4,000	109,120

Insurance Brokers - 4.6%
Brown & Brown	4,600	120,980
Gallagher (Arthur J.) & Co.	4,900	141,953
Hilb Rogal & Hobbs	1,500	64,995

		327,928

Investment Management - 9.8%
AGF Management Cl. B	1,300	43,654
ADDENDA Capital	3,100	62,707
AllianceBernstein Holding L.P.	2,300	202,561
Cohen & Steers	4,200	155,526
Federated Investors Cl. B	1,200	47,640
Waddel & Reed Financial Cl. A	3,300	89,199
Westwood Holdings Group	3,000	102,930

		704,217

Total		1,141,265

Health - 2.4%
Drugs and Biotech - 1.1%
Perrigo Company	3,600	76,860

Medical Products and Devices - 0.5%
Vital Signs	700	36,498

Personal Care - 0.8%
Inter Parfums	1,200	28,404
Regis Corporation	900	28,719

		57,123

Total		170,481

Industrial Products - 13.9%
Building Systems and Components - 0.4%
Simpson Manufacturing	900	28,665

Construction Materials - 0.5%
Eagle Materials	1,000	35,740

Industrial Components - 2.6%
AMETEK	800	34,576
Bel Fuse Cl. A	900	34,362
CLARCOR	800	27,368
Hubbell Cl. B	1,600	91,392

		187,698

Machinery - 2.6%
Applied Industrial Technologies	1,200	36,996
Franklin Electric	1,000	41,110
Graco	900	35,199
Lincoln Electric Holdings	600	46,566
MTS Systems	700	29,120

		188,991

Metal Fabrication and Distribution - 4.6%
Carpenter Technology	300	39,003
Kaydon Corporation	600	31,194
NN	10,000	98,100
Reliance Steel & Aluminum	1,000	56,540
Schnitzer Steel Industries Cl. A	700	51,303
Steel Dynamics	1,200	56,040

		332,180

Paper and Packaging - 0.5%
AptarGroup	900	34,083

Specialty Chemicals and Materials - 2.0%
Balchem Corporation	1,687	34,432
Cabot Corporation	1,300	46,189
Quaker Chemical	1,000	23,520
Westlake Chemical	1,600	40,528

		144,669

Other Industrial Products - 0.7%
Quixote Corporation	2,600	51,480

Total		1,003,506

Industrial Services - 4.9%
Commercial Services - 1.7%
Barrett Business Services	1,400	33,362
Kelly Services Cl. A	1,400	27,734
Watson Wyatt Worldwide Cl. A	1,300	58,422

		119,518

Transportation and Logistics - 2.1%
Alexander & Baldwin	600	30,078
Heartland Express	2,400	34,272
Landstar System	1,300	54,561
Pacer International	1,700	32,385

		151,296

Other Industrial Services - 1.1%
Landauer	1,600	81,536

Total		352,350

Natural Resources - 16.7%
Energy Services - 5.7%
Ensign Energy Services	2,100	39,650
Helmerich & Payne	4,100	134,603
Patterson-UTI Energy	2,000	45,140
RPC	2,200	31,262
Trican Well Service	4,400	89,579
Universal Compression Partners L.P.	2,100	67,200

		407,434

Oil and Gas - 8.2%
Cimarex Energy	1,300	48,425
Crosstex Energy	3,300	125,103
Enterprise GP Holdings L.P.	2,600	98,540
Frontier Oil	1,000	41,640
Hiland Holdings GP L.P.	1,100	31,141
Hugoton Royalty Trust	3,600	85,104
Magellan Midstream Holdings L.P.	2,300	60,720
St. Mary Land & Exploration	1,500	53,505
W&T Offshore	1,700	41,446

		585,624

Precious Metals and Mining - 0.5%
Alliance Holdings GP L.P.	1,600	38,528

Real Estate - 2.3%
The St. Joe Company	5,000	168,050

Total		1,199,636

Technology - 1.1%
Components and Systems - 0.6%
Nam Tai Electronics	3,400	42,772

Internet Software and Services - 0.5%
United Online	2,600	39,026

Total		81,798

Utilities - 0.4%
ALLETE	600	26,856

Total		26,856

Miscellaneous [e] - 4.9%
Total		353,081

TOTAL COMMON STOCKS
(Cost $6,790,308)		6,983,627

PREFERRED STOCKS - 0.3%
Central Parking Finance Trust 5.25% Conv.	1,000	17,250
Edge Petroleum 5.75% Ser. A Conv.	100	4,793

TOTAL PREFERRED STOCKS
(Cost $24,050)		22,043

REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $157,062 (collateralized by obligations of various U.S. Government Agencies, valued at $198,000) (Cost $157,000)		157,000

TOTAL INVESTMENTS - 99.6%
(Cost $6,971,358)		7,162,670

CASH AND OTHER ASSETS LESS LIABILITIES - 0.4%		31,107

NET ASSETS - 100.0%		$7,193,777

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL VALUE FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 86.1%
	SHARES	VALUE
Austria - 2.9%
Mayr-Melnhof Karton	3,500	$386,789
Semperit AG Holding	5,000	219,953

Total		606,742

Belgium - 1.0%
Van De Velde	4,000	206,763

Total		206,763

Brazil - 1.7%
GP Investments BDR	8,000	352,384

Total		352,384

British West Indies - 1.1%
Origin Agritech [a]	30,100	228,459

Total		228,459

Canada - 21.5%
Agnico-Eagle Mines	10,000	498,000
Denison Mines [a]	23,400	262,548
Ensign Energy Services	20,800	392,725
Fronteer Development Group [a]	33,500	351,080
Gammon Gold [a]	45,000	532,800
Ivanhoe Mines [a]	35,000	456,750
Pan American Silver [a]	6,000	173,400
Pason Systems	7,600	113,696
Red Back Mining [a]	44,800	297,270
Silver Standard Resources [a]	16,800	626,472
Silvercorp Metals [a]	13,700	285,529
Tesco Corporation [a]	5,000	135,750
Trican Well Service	15,000	305,384

Total		4,431,404

Cayman Islands - 2.4%
Endeavour Mining Capital	51,000	493,259

Total		493,259

Finland - 3.2%
CapMan Cl. B	80,000	404,970
Vaisala Cl. A	4,500	258,917

Total		663,887

France - 6.0%
Alten [a]	11,000	410,959
Beneteau	10,000	283,336
Exel Industries Cl. A	1,529	215,847
Manitou BF	6,000	325,117

Total		1,235,259

Germany - 5.8%
Deutsche Beteiligungs	11,800	413,083
Pfeiffer Vacuum Technology	5,100	462,812
Rational	1,700	327,061

Total		1,202,956

Japan - 1.8%
Ichiyoshi Securities	17,000	180,412
Mito Securities	51,000	191,808

Total		372,220

Mexico - 1.4%
Grupo Simec Ser. B [a]	85,000	295,239

Total		295,239

Norway - 1.2%
Ekornes	12,000	255,970

Total		255,970

South Africa - 4.3%
Astral Foods [a]	9,000	158,071
Brait	23,293	87,062
Lewis Group	23,000	189,294
Northam Platinum [a]	33,000	236,819
Pretoria Portland Cement Company [a]	30,000	208,149

Total		879,395

Turkey - 1.7%
Izmir Demir Celik Sanayii [a]	150,000	347,970

Total		347,970

United Kingdom - 0.8%
Burren Energy	9,100	156,396

Total		156,396

United States - 29.3%
CRA International [a]	4,000	192,760
Dynamic Materials	5,700	272,973
Fossil [a]	11,300	422,168
Gardner Denver [a]	12,500	487,500
KKR Financial	21,019	354,170
Kennametal	1,600	134,368
Knight Capital Group Cl. A [a]	44,480	531,981
Lincoln Electric Holdings	7,800	605,358
MKS Instruments [a]	15,900	302,418
Metal Management	13,800	747,960
Nu Skin Enterprises Cl. A	5,000	80,800
PeopleSupport [a]	24,000	287,040
Reliance Steel & Aluminum	10,000	565,400
Sanderson Farms	6,000	250,020
Schnitzer Steel Industries Cl. A	5,900	432,411
Uranium Resources [a]	20,000	187,800
Woodward Governor	3,300	205,920

Total		6,061,047

TOTAL COMMON STOCKS
(Cost $17,213,049)		17,789,350

PREFERRED STOCK - 0.9%
Brazil - 0.9%
Duratex [a]	6,000	179,051

TOTAL PREFERRED STOCK
(Cost $167,800)		179,051

REPURCHASE AGREEMENT - 14.2%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $2,931,160 (collateralized by obligations of various U.S. Government Agencies, valued at $3,003,656) (Cost $2,930,000)		2,930,000

TOTAL INVESTMENTS - 101.2%
(Cost $20,310,849)		20,898,401

LIABILITIES LESS CASH AND OTHER ASSETS - (1.2)%		(245,919)

NET ASSETS - 100.0%		$20,652,482

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 81.5%
	SHARES	VALUE
Austria - 3.8%
Mayr-Melnhof Karton	2,100	$232,073
Semperit AG Holding	2,500	109,976

Total		342,049

Belgium - 3.0%
Option [a]	8,500	107,752
Van De Velde	3,000	155,072

Total		262,824

Finland - 7.4%
CapMan Cl. B	45,000	227,796
Marimekko [a]	2,500	50,087
Rapala VMC [a]	10,000	80,566
Vacon	2,500	124,949
Vaisala Cl. A	3,000	172,611

Total		656,009

France - 20.7%
Alten [a]	6,000	224,159
Beneteau	8,500	240,836
Boiron	2,000	49,338
Exel Industries Cl. A	965	136,228
IMS International Metal Service	4,100	171,884
LaCie	15,000	136,891
Manitou BF	3,500	189,651
Manutan International	1,955	163,082
Neurones	7,500	67,269
Piscines Desjoyaux	900	109,727
Somfy	500	156,855
Trigano	4,200	189,851

Total		1,835,771

Germany - 17.4%
AS Creation Tapeten	1,600	104,699
Deutsche Beteiligungs	4,800	168,034
ElringKlinger	1,000	113,363
Fielmann	600	40,015
Fuchs Petrolub [a]	1,000	88,894
Pfeiffer Vacuum Technology	2,600	235,943
Progress-Werk Oberkirch	2,900	148,042
Rational	1,100	211,628
Sartorius	900	50,308
Takkt	10,500	178,173
Technotrans	6,000	167,863
Viscom	3,500	43,470

Total		1,550,432

Ireland - 0.4%
Abbey	3,300	31,810

Total		31,810

Italy - 10.1%
Anima	40,084	166,043
Bulgari	7,000	110,197
Emak	16,000	132,899
Guala Closures	15,000	109,085
Nice	6,000	46,286
Panariagroup Industrie Ceramiche	10,000	84,987
SAES Getters [a]	2,100	78,246
Tod’s [a]	2,000	167,948

Total		895,691

Netherlands - 0.8%
Boskalis Westminster	1,400	70,590

Total		70,590

Norway - 1.7%
Ekornes	7,000	149,316

Total		149,316

Turkey - 1.8%
Izmir Demir Celik Sanayii [a]	70,000	162,386

Total		162,386

United Kingdom - 14.4%
Abbey	200	1,921
Aberdeen Asset Management	50,000	187,209
Bloomsbury Publishing	2,200	6,651
Burren Energy	3,500	60,152
Candover Investments	2,500	106,801
Clinton Cards	20,400	22,121
Diploma	6,000	135,404
F&C Asset Management	30,000	122,760
Games Workshop Group	5,000	26,010
Haynes Publishing Group	6,000	38,669
JKX Oil & Gas	5,000	35,805
Jessops	4,400	1,103
New Star Asset Management Group	15,000	111,712
Rotork	3,024	62,490
Spirax-Sarco Engineering	3,400	71,025
Ultra Electronics Holdings	2,500	56,674
Umbro	35,000	79,666
Victrex	7,000	94,525
Wolfson Microelectronics [a]	12,000	59,968

Total		1,280,666

TOTAL COMMON STOCKS
(Cost $7,246,918)		7,237,544

REPURCHASE AGREEMENT - 19.2%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $1,709,676 (collateralized by obligations of various U.S. Government Agencies, valued at $1,755,906) (Cost $1,709,000)		1,709,000

TOTAL INVESTMENTS - 100.7%
(Cost $8,955,918)		8,946,544

LIABILITIES LESS CASH AND OTHER ASSETS - (0.7)%		(60,636)

NET ASSETS - 100.0%		$8,885,908

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 87.4%
	SHARES	VALUE
Consumer Products - 1.4%
Apparel and Shoes - 0.6%
Columbia Sportswear	2,700	$149,337

Sports and Recreation - 0.8%
Polaris Industries	4,300	187,566

Total		336,903

Consumer Services - 5.2%
Other Consumer Services - 5.2%
Corinthian Colleges [a,f]	31,000	493,210
MoneyGram International [f]	22,400	506,016
Universal Technical Institute [a]	14,700	264,600

Total		1,263,826

Financial Intermediaries - 7.3%
Banking - 1.1%
Bank of N.T. Butterfield & Son	13,992	279,840

Real Estate Investment Trusts - 0.6%
Capital Trust Cl. A	4,000	142,000

Securities Brokers - 5.6%
Evercore Partners Cl. A	8,400	220,836
Interactive Brokers Group Cl. A [a]	14,500	380,770
Jefferies Group	13,200	367,356
Lazard Cl. A	9,300	394,320

		1,363,282

Total		1,785,122

Financial Services - 11.1%
Information and Processing - 3.3%
Morningstar [a]	3,100	190,340
SEI Investments [f]	22,200	605,616

		795,956

Insurance Brokers - 2.4%
Brown & Brown	13,200	347,160
Gallagher (Arthur J.) & Co.	8,600	249,142

		596,302

Investment Management - 5.4%
AllianceBernstein Holding L.P. [f]	12,200	1,074,454
Highbury Financial [a]	45,300	203,397
Highbury Financial (Warrants) [a]	90,600	50,736

		1,328,587

Total		2,720,845

Health - 4.1%
Commercial Services - 1.6%
eResearch Technology [a,f]	34,000	387,260

Drugs and Biotech - 1.5%
Perrigo Company	17,100	365,085

Medical Products and Devices - 1.0%
ICU Medical [a]	6,300	244,125

Total		996,470

Industrial Products - 16.0%
Automotive - 1.5%
Gentex Corporation	16,600	355,904

Industrial Components - 0.9%
Genlyte Group (The) [a]	3,400	218,484

Machinery - 6.8%
Gardner Denver [a]	6,000	234,000
Lincoln Electric Holdings	3,800	294,918
Regal-Beloit	7,300	349,597
Robbins & Myers	6,700	383,843
Rofin-Sinar Technologies [a]	5,900	414,239

		1,676,597

Metal Fabrication and Distribution - 4.7%
Haynes International [a]	3,000	256,110
Metal Management	10,000	542,000
Quanex Corporation	7,400	347,652

		1,145,762

Specialty Chemicals and Materials - 1.2%
Westlake Chemical	11,400	288,762

Other Industrial Products - 0.9%
Brady Corporation Cl. A	6,300	226,044

Total		3,911,553

Industrial Services - 14.5%
Commercial Services - 6.5%
CRA International [a]	8,300	399,977
Copart [a]	11,200	385,168
Grupo Aeroportuario del Centro Norte ADR [a]	13,800	397,440
MPS Group [a]	15,600	173,940
Watson Wyatt Worldwide Cl. A	5,300	238,182

		1,594,707

Engineering and Construction - 1.8%
KBR [a]	11,400	441,978

Industrial Distribution - 3.3%
MSC Industrial Direct Cl. A	3,000	151,770
Ritchie Bros. Auctioneers [f]	9,900	644,490

		796,260

Transportation and Logistics - 2.9%
Arkansas Best	11,100	362,526
Universal Truckload Services [a]	16,100	353,556

		716,082

Total		3,549,027

Natural Resources - 6.7%
Energy Services - 5.4%
Calfrac Well Services	19,300	430,377
Oil States International [a]	9,700	468,510
Pason Systems	28,200	421,873

		1,320,760

Oil and Gas - 1.3%
Unit Corporation [a]	6,600	319,440

Total		1,640,200

Technology - 17.8%
Aerospace and Defense - 2.4%
HEICO Corporation Cl. A	14,800	584,600

Components and Systems - 4.1%
Benchmark Electronics [a]	13,050	311,503
Plexus Corporation [a]	20,100	550,740
Technitrol	5,500	148,225

		1,010,468

IT Services - 2.4%
Perot Systems Cl. A [a]	17,300	292,543
Syntel	7,100	295,218

		587,761

Semiconductors and Equipment - 2.5%
Cymer [a]	6,800	261,052
GSI Group [a]	30,600	345,780

		606,832

Software - 5.9%
Fair Isaac	13,000	469,430
MSC.Software [a]	32,600	444,012
SkillSoft ADR [a]	60,000	539,400

		1,452,842

Telecommunications - 0.5%
Foundry Networks [a]	7,000	124,390

Total		4,366,893

Miscellaneous [e] - 3.3%
Total		813,576

TOTAL COMMON STOCKS
(Cost $16,050,518)		21,384,415

REPURCHASE AGREEMENT - 8.8%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $2,154,853 (collateralized by obligations of various U.S. Government Agencies, valued at $2,212,394) (Cost $2,154,000)		2,154,000

TOTAL INVESTMENTS - 96.2%
(Cost $18,204,518)		23,538,415

CASH AND OTHER ASSETS LESS LIABILITIES - 3.8%		919,433

NET ASSETS - 100.0%		$24,457,848

SECURITIES SOLD SHORT COMMON STOCKS - 4.6%
Diversified Investment Companies - 2.3%
Exchange Traded Funds - 2.3%
iShares Russell Microcap Index Fund	10,000	$576,500

Total		576,500

Financial Intermediaries - 2.3%
Banking - 2.3%
BB&T Corporation	5,000	201,950
Washington Mutual	10,000	353,100

Total		555,050

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,195,096)		$1,131,550

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 97.0%
	SHARES	VALUE
Consumer Products - 1.0%
Other Consumer Products - 1.0%
NexCen Brands [a,f]	4,000	$26,880

Total		26,880

Consumer Services - 7.1%
Restaurants and Lodgings - 1.2%
Cosi [a,f]	4,400	15,224
Noble Roman’s [a]	2,700	16,065

		31,289

Retail Stores - 4.5%
Cost Plus [a]	4,200	16,884
Longs Drug Stores	900	44,703
Pep Boys-Manny, Moe & Jack [f]	2,750	38,583
Wet Seal (The) Cl. A [a]	4,200	16,254

		116,424

Other Consumer Services - 1.4%
Lincoln Educational Services [a,f]	800	10,432
Premier Exhibitions [a]	1,800	27,144

		37,576

Total		185,289

Financial Intermediaries - 3.8%
Securities Brokers - 3.8%
Duff & Phelps [a]	2,400	44,040
International Assets Holding [a]	800	20,600
Jefferies Group [f]	1,250	34,788

Total		99,428

Financial Services - 2.9%
Insurance Brokers - 0.6%
Health Benefits Direct [a,f]	6,600	14,520

Other Financial Services - 2.3%
ASTA Funding	700	26,824
FCStone Group [a]	1,050	33,884

		60,708

Total		75,228

Health - 11.4%
Drugs and Biotech - 6.9%
Caraco Pharmaceutical Laboratories [a,f]	970	14,792
Endo Pharmaceuticals Holdings [a]	800	24,808
Hi-Tech Pharmacal [a]	3,100	36,797
Luminex Corporation [a]	1,400	21,112
Origin Agritech [a,f]	5,370	40,758
Sinovac Biotech [a]	4,800	26,160
Strategic Diagnostics [a]	3,200	16,320

		180,747

Health Services - 1.9%
Alliance Imaging [a]	3,800	34,428
Psychemedics Corporation	900	15,615

		50,043

Medical Products and Devices - 2.6%
CAS Medical Systems [a]	2,600	13,884
Golden Meditech Company [a]	12,000	5,526
HealthTronics [a]	5,300	27,030
Thermage [a]	2,900	20,532

		66,972

Total		297,762

Industrial Products - 9.2%
Automotive - 2.8%
Noble International	1,300	27,677
SORL Auto Parts [a]	2,900	22,504
WABCO Holdings [a]	500	23,375

		73,556

Construction Materials - 0.7%
Owens Corning [a]	700	17,535

Machinery - 1.3%
EnPro Industries [a,f]	850	34,510

Metal Fabrication and Distribution - 4.4%
Commercial Metals [f]	1,000	31,650
Haynes International [a]	600	51,222
Universal Stainless & Alloy Products [a]	800	31,832

		114,704

Total		240,305

Industrial Services - 10.2%
Advertising and Publishing - 1.8%
ValueClick [a]	2,074	46,582

Commercial Services - 5.1%
Metalico [a,f]	2,665	24,278
Portfolio Recovery Associates	600	31,842
StarTek [a]	2,300	23,299
TeleTech Holdings [a]	1,300	31,083
Volt Information Sciences [a]	1,300	22,932

		133,434

Engineering and Construction - 2.7%
HLS Systems International [a,f]	3,500	28,945
HLS Systems International (Warrants) [a]	12,700	41,656

		70,601

Food and Tobacco Processors - 0.6%
Sunopta [a,f]	1,080	15,649

Total		266,266

Natural Resources - 5.7%
Energy Services - 1.9%
Willbros Group [a,f]	1,450	49,300

Oil and Gas - 1.1%
Cano Petroleum [a]	2,400	17,808
Storm Cat Energy [a]	14,100	10,575

		28,383

Precious Metals and Mining - 2.7%
Breakwater Resources [a]	5,100	15,485
Liberty Mines [a]	13,200	36,495
Northgate Minerals [a,f]	6,600	18,744

		70,724

Total		148,407

Technology - 40.8%
Aerospace and Defense - 2.1%
GenCorp [a]	3,300	39,468
Integral Systems	673	14,463

		53,931

Components and Systems - 8.3%
Acacia Research-Acacia Technologies [a,f]	3,690	54,169
Hutchinson Technology [a]	900	22,140
Nam Tai Electronics	700	8,806
Newport Corporation [a,f]	4,200	63,966
Richardson Electronics	6,600	45,210
Spectrum Control [a]	1,600	23,184

		217,475

Distribution - 1.6%
China 3C Group [a]	4,684	18,127
Mattson Technology [a]	2,800	24,220

		42,347

Internet Software and Services - 3.7%
Audible [a]	1,600	20,800
Lionbridge Technologies [a]	4,900	19,551
Marchex Cl. B [f]	3,200	30,432
Stamps.com [a]	2,100	25,137

		95,920

IT Services - 2.0%
Rainmaker Systems [a]	2,100	18,207
Yucheng Technologies [a]	3,600	34,560

		52,767

Semiconductors and Equipment - 12.0%
Actions Semiconductor ADR [a,f]	8,100	44,712
Advanced Energy Industries [a]	900	13,590
Applied Micro Circuits [a]	10,500	33,180
Integrated Device Technology [a,f]	2,900	44,892
Jinpan International	800	22,960
Qlogic Corporation [a]	2,000	26,900
Supertex [a,f]	650	25,922
Tessera Technologies [a]	800	30,000
TriQuint Semiconductor [a]	3,900	19,149
Zarlink Semiconductor [a]	10,900	15,151
Zoran Corporation [a]	1,800	36,360

		312,816

Software - 3.7%
Aspen Technology [a]	2,500	35,800
OpenTV Cl. A [a]	14,320	21,194
SkillSoft ADR [a,f]	2,200	19,778
Trintech Group ADR [a,f]	4,448	18,904

		95,676

Telecommunications - 7.4%
ADC Telecommunications [a]	900	17,649
Comtech Group [a]	1,300	23,673
Comtech Telecommunications [a]	900	48,141
Endwave Corporation [a]	1,169	12,403
InPhonic [a]	8,200	22,550
Partner Communications ADR [f]	1,200	19,872
RF Micro Devices [a]	5,200	34,996
UCN [a]	3,113	12,452

		191,736

Total		1,062,668

Miscellaneous [e] - 4.9%
Total		127,246

TOTAL COMMON STOCKS
(Cost $2,502,753)		2,529,479

REPURCHASE AGREEMENT - 6.6%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $172,068 (collateralized by obligations of various U.S. Government Agencies, valued at $181,125) (Cost $172,000)		172,000

TOTAL INVESTMENTS - 103.6%
(Cost $2,674,753)		2,701,479

LIABILITIES LESS CASH AND OTHER ASSETS - (3.6)%		(93,034)

NET ASSETS - 100.0%		$2,608,445

SECURITIES SOLD SHORT COMMON STOCKS - 5.7%
Diversified Investment Companies - 1.3%
Exchange Traded Funds - 1.3%
Ultra Oil & Gas ProShares	300	$33,420

Total		33,420

Financial Intermediaries - 4.4%
Banking - 4.4%
BB&T Corporation	700	28,273
Washington Mutual	2,500	88,275

Total		116,548

TOTAL SECURITIES SOLD SHORT
(Proceeds $162,510)		$149,968

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 80.5%
	SHARES	VALUE
Consumer Products - 7.4%
Apparel and Shoes - 0.7%
Van De Velde	700	$36,183

Home Furnishing and Appliances - 2.2%
Lewis Group	7,000	57,611
Rational [a]	300	57,717

		115,328

Sports and Recreation - 2.7%
Thor Industries	1,500	67,485
Winnebago Industries	3,000	71,640

		139,125

Other Consumer Products - 1.8%
Fossil [a]	2,500	93,400

Total		384,036

Consumer Services - 2.4%
Direct Marketing - 1.2%
Nu Skin Enterprises Cl. A	4,000	64,640

Other Consumer Services - 1.2%
Renaissance Learning	5,000	60,450

Total		125,090

Financial Intermediaries - 2.8%
Securities Brokers - 2.8%
Knight Capital Group Cl. A [a]	12,000	143,520

Total		143,520

Financial Services - 3.2%
Investment Management - 3.2%
CapMan Cl. B	15,800	79,982
GP Investments BDR	1,900	83,691

Total		163,673

Health - 2.4%
Drugs and Biotech - 1.3%
Endo Pharmaceuticals Holdings [a]	700	21,707
Orchid Cellmark [a]	8,000	44,720

		66,427

Medical Products and Devices - 1.1%
Caliper Life Sciences [a]	10,000	57,400

Total		123,827

Industrial Products - 23.3%
Building Systems and Components - 1.2%
Simpson Manufacturing	2,000	63,700

Machinery - 8.9%
Gardner Denver [a]	3,400	132,600
Kennametal	600	50,388
Lincoln Electric Holdings	1,800	139,698
Pfeiffer Vacuum Technology	800	72,598
Woodward Governor	1,000	62,400

		457,684

Metal Fabrication and Distribution - 11.7%
Dynamic Materials	1,400	67,046
Metal Management	3,600	195,120
Reliance Steel & Aluminum	2,700	152,658
Schnitzer Steel Industries Cl. A	2,600	190,554

		605,378

Paper and Packaging - 1.5%
Mayr-Melnhof Karton	700	77,358

Total		1,204,120

Industrial Services - 4.3%
Commercial Services - 3.0%
CRA International [a]	1,200	57,828
Labor Ready [a]	3,500	64,785
LECG Corporation [a]	2,000	29,800

		152,413

Food and Tobacco Processors - 1.3%
Sanderson Farms	1,600	66,672

Total		219,085

Natural Resources - 28.9%
Energy Services - 5.8%
Ensign Energy Services	6,000	113,286
Pason Systems	2,200	32,912
Tesco Corporation [a]	2,000	54,300
Trican Well Service	4,900	99,759

		300,257

Oil and Gas - 3.0%
Unit Corporation [a]	3,200	154,880

Precious Metals and Mining - 20.1%
Denison Mines [a]	7,000	78,540
Endeavour Mining Capital	13,500	130,569
Fronteer Development Group [a]	11,500	120,520
Gammon Gold [a]	14,000	165,760
Ivanhoe Mines [a]	10,000	130,500
Northam Platinum [a]	8,000	57,411
Red Back Mining [a]	15,000	99,532
Silver Standard Resources [a]	4,300	160,347
Silvercorp Metals [a]	4,400	91,703

		1,034,882

Total		1,490,019

Technology - 5.8%
Distribution - 0.4%
Diploma	1,000	22,567

Semiconductors and Equipment - 3.6%
MKS Instruments [a]	6,100	116,022
Vaisala Cl. A	1,200	69,044

		185,066

Telecommunications - 1.8%
ADTRAN	2,000	46,060
Foundry Networks [a]	2,500	44,425

		90,485

Total		298,118

TOTAL COMMON STOCKS
(Cost $3,682,580)		4,151,488

REPURCHASE AGREEMENT - 18.2%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $941,372 (collateralized by obligations of various U.S. Government Agencies, valued at $966,000) (Cost $941,000)		941,000

TOTAL INVESTMENTS - 98.7%
(Cost $4,623,580)		5,092,488

CASH AND OTHER ASSETS LESS LIABILITIES - 1.3%		66,783

NET ASSETS - 100.0%		$5,159,271

a	Non-income producing.

b	At September 30, 2007, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/06	12/31/06	Purchases	Sales	(Loss)	Income	9/30/07	9/30/07

Pennsylvania Mutual Fund
Barrett Business Services	384,189	$8,997,706	$6,287,932	$496,432	$4,901	$119,651	628,301	$14,972,413
Cutter & Buck *	1,053,100	11,341,887	-	10,838,138	3,965,054	73,717
Hi-Tech Pharmacal	768,753	9,355,724	1,081,372	1,932,113	(484,220)	-	730,653	8,672,851
LECG Corporation	1,123,200	20,756,736	5,290,686	-	-	-	1,482,448	22,088,475
Nutraceutical International	853,810	13,071,831	-	578,907	(128,207)	-	824,810	12,545,360
Pervasive Software	1,922,600	6,940,586	-	939,783	(129,449)	-	1,727,500	8,188,350
Richardson Electronics	564,662	5,144,071	2,671,048	-	-	84,751	871,862	5,972,255
Rimage Corporation	418,103	10,870,678	4,060,793	311,809	62,846	-	572,403	12,844,723
SM&A	1,819,900	10,555,420	-	6,376,178	(1,516,914)	-	1,103,066	7,522,910
Semitool *	1,710,367	22,764,985	-	3,136,357	(450,406)	-
Stanley Furniture	780,324	16,737,950	130,535	464,116	(104,240)	234,667	764,924	12,430,015
U.S. Physical Therapy	1,007,575	12,342,794	-	1,223,703	(200,083)	-	933,575	13,816,910
Universal Stainless & Alloy Products	53,300	1,784,484	15,729,356	2,079,339	1,059,491	-	364,243	14,493,229
Weyco Group *	590,500	14,673,925	-	-	-	183,055
Zapata Corporation	1,009,600	7,067,200	-	-	-	-	1,009,600	7,269,120
		172,405,977			2,078,773	695,841		140,816,611
Royce Micro-Cap Fund
Inforte Corporation *	670,200	2,506,548	-	3,448,639	(1,163,257)	-
Key Technology *	286,143	4,289,284	-	717,130	774,792	-
LaCrosse Footwear	277,792	3,686,300	1,870,427	218,086	3,613	46,514	370,147	6,610,825
Orchid Cellmark *	1,572,322	4,874,198	232,750	2,184,467	(409,183)	-
PLATO Learning	749,925	4,057,094	3,899,100	6,602,118	(2,822,496)	-	1,230,000	4,649,400
		19,413,424			(3,616,531)	46,514		11,260,225
Royce Premier Fund
Arkansas Best	1,914,302	68,914,872	6,868,245	1,491,395	(67,988)	909,751	2,056,902	67,178,419
Cabot Microelectronics	1,805,800	61,288,852	-	749,428	106,684	-	1,780,800	76,129,200
Cognex Corporation	2,824,117	67,270,467	855,962	-	-	728,828	2,862,717	50,841,854
Dionex Corporation	1,170,500	66,379,055	-	-	-	-	1,170,500	93,007,930
EGL *	2,393,600	71,281,408	-	40,395,965	50,830,758	-
Fossil	2,955,500	66,735,190	19,807,637	3,604,762	775,260	-	3,495,900	130,606,824
Lincoln Electric Holdings	2,769,597	167,339,051	-	-	-	1,827,934	2,769,597	214,948,423
Nu Skin Enterprises Cl. A	4,086,500	74,496,895	-	-	-	1,287,248	4,086,500	66,037,840
Pan American Silver	4,525,900	113,916,903	5,071,864	19,718,172	6,615,073	-	3,849,700	111,256,330
Ritchie Bros. Auctioneers	1,776,200	95,097,748	-	-	-	996,448	1,776,200	115,630,620
Schnitzer Steel Industries Cl. A	1,591,300	63,174,610	-	-	-	81,156	1,591,300	116,626,377
Silver Standard Resources	2,851,900	87,667,406	37,565,285	3,682,880	1,179,474	-	3,757,300	140,109,717
Simpson Manufacturing	3,755,400	118,858,410	1,471,705	14,296,220	(2,235,632)	977,512	3,435,400	109,417,490
Thor Industries	2,973,700	130,813,063	6,463,339	1,792,105	389,216	6,809,555	3,086,400	138,857,136
Trican Well Service	5,644,000	98,345,907	9,102,599	-	-	232,756	6,119,000	124,576,233
Unit Corporation	2,588,500	125,412,825	2,114,208	-	-	-	2,633,500	127,461,400
Viasys Healthcare *	1,656,900	46,094,958	-	34,264,320	36,684,994	-
Winnebago Industries	2,125,600	69,953,496	-	4,816,713	294,617	629,888	1,968,400	47,005,392
Woodward Governor	1,921,812	76,315,155	-	-	-	634,198	1,921,812	119,921,069
		1,669,356,271			94,572,456	15,115,274		1,849,612,254
Royce Low-Priced Stock Fund
Alamos Gold	4,054,200	33,583,649	10,528,376	-	-	-	5,743,700	36,264,451
Arctic Cat	1,298,360	22,838,152	-	-	-	272,656	1,298,360	21,241,170
Bruker BioSciences *	5,353,757	40,206,715	-	7,683,929	4,194,457	-
Cache	1,052,800	26,572,672	2,302,593	2,997,717	492,799	-	1,006,800	17,971,380
Caliper Life Sciences	1,865,100	10,668,372	3,058,109	-	-	-	2,431,229	13,955,254
Casual Male Retail Group	-	-	24,141,266	-	-	-	2,213,600	19,833,856
CEVA	1,306,800	8,454,996	-	261,095	(46,829)	-	1,281,800	11,523,382
Cell Genesys *	3,180,600	10,782,234	-	3,635,838	(2,497,550)	-
Cross Country Healthcare	1,085,100	23,676,882	14,974,421	769,986	336,551	-	1,916,000	33,472,520
CryptoLogic	630,675	14,631,660	3,315,840	1,841,199	561,521	190,779	687,675	13,753,500
DivX	-	-	30,122,089	-	-	-	2,010,107	29,890,291
eFunds Corporation *	3,021,700	83,096,750	-	39,306,418	66,214,002	-
eResearch Technology	3,504,500	23,585,285	-	7,625,644	(1,822,002)	-	2,954,500	33,651,755
Fronteer Development Group	-	-	47,616,678	-	-	-	4,255,600	44,598,688
Gammon Gold *	2,938,000	47,860,020	35,335,593	13,130,790	(1,737,033)	-
Harris Steel Group *	2,052,600	76,548,964	-	37,512,689	42,816,125	-
Hecla Mining *	6,088,000	46,634,080	-	7,747,557	3,801,718	-
Houston Wire & Cable	600,000	12,540,000	28,298,175	12,303,780	1,796,370	88,493	1,291,200	23,383,632
iPass	3,389,100	19,927,908	-	-	-	-	3,389,100	14,234,220
KVH Industries	1,150,200	12,203,622	-	-	-	-	1,150,200	9,845,712
Labor Ready	1,626,800	29,819,244	20,552,187	906,430	221,073	-	2,532,600	46,878,426
Lexicon Pharmaceuticals	4,962,300	17,913,903	228,483	-	-	-	5,027,300	17,394,458
Metal Management	2,307,300	87,331,305	-	19,261,987	20,203,487	461,468	1,512,500	81,977,500
Natuzzi ADR	3,015,400	25,661,054	-	-	-	-	3,015,400	17,790,860
Northern Orion Resources *	8,181,600	29,944,656	-	8,380,547	12,128,518	-
Nu Skin Enterprises Cl. A	3,342,900	60,941,067	-	-	-	1,053,014	3,342,900	54,021,264
Olympic Steel	720,200	16,010,046	2,885,777	-	-	76,640	835,700	22,697,612
Omega Protein	2,001,100	15,468,503	-	4,831,535	(259,579)	-	1,441,100	13,041,955
PC-Tel	1,358,600	12,702,910	2,653,849	-	-	-	1,618,600	12,285,174
Palm Harbor Homes	1,498,300	21,006,166	-	1,980,863	(382,403)	-	1,398,300	17,450,784
PLATO Learning *	1,336,312	7,229,448	3,779,622	13,544,444	(6,663,826)	-
Possis Medical	1,134,000	15,286,320	297,953	-	-	-	1,163,800	15,769,490
Silvercorp Metals	2,285,900	33,617,618	5,150,765	1,770,729	413,530	317,527	2,505,100	52,210,047
Steel Technologies *	912,200	16,009,110	-	17,497,774	9,656,597	84,330
TTM Technologies	2,049,935	23,225,764	2,025,327	-	-	-	2,250,035	26,032,905
Tesco Corporation	2,615,200	46,210,584	-	8,470,711	4,145,669	-	2,105,505	57,164,461
Total Energy Services Trust	1,616,700	16,553,100	3,390,182	-	-	1,279,172	1,966,700	15,798,455
VIVUS	3,138,500	11,361,370	-	1,014,829	(1,733)	-	2,938,500	14,574,960
		1,000,104,129			153,571,462	3,824,079		788,708,162
Royce Total Return Fund
Bancorp Rhode Island	260,600	11,270,950	-	-	-	117,270	260,600	9,319,056
Bel Fuse Cl. B *	596,817	20,763,263	1,826,854	6,219,800	413,587	86,187
Carmike Cinemas	642,100	13,092,419	-	-	-	224,735	642,100	11,795,377
Chase Corporation	320,183	8,148,657	1,859,636	-	-	-	759,474	14,126,217
Chemed Corporation *	616,200	22,787,076	1,386,785	8,406,269	5,084,858	100,566
Delta Apparel	617,395	10,551,281	387,604	522,246	110,564	88,649	602,279	10,298,971
Fauquier Bankshares	278,700	6,967,500	1,060,638	-	-	183,474	321,600	6,287,280
Government Properties Trust *	1,142,000	12,105,200	-	10,359,181	2,299,302	146,747
HopFed Bancorp	145,500	2,313,450	980,695	-	-	67,852	207,500	3,114,575
Mueller (Paul) Company	116,700	4,492,950	-	-	-	210,060	116,700	8,005,620
North Pittsburgh Systems	1,045,649	25,241,967	6,280,347	10,756,516	(167,147)	672,862	864,902	20,550,072
Preformed Line Products *	276,385	9,742,571	1,726	1,416,536	2,014,044	137,046
Quixote Corporation	461,900	9,085,573	-	-	-	87,761	461,900	9,145,620
Stanley Furniture	601,008	12,891,622	1,674,993	3,327,479	(558,593)	173,691	533,116	8,663,135
Starrett (L.S.) Company Cl. A	518,800	8,430,500	-	-	-	155,640	518,800	10,038,780
Timberland Bancorp	157,600	5,848,536	2,838,830	-	-	125,976	469,200	7,413,360
		183,733,515			9,196,615	2,578,516		118,758,063
Royce Opportunity Fund
Aceto Corporation *	1,117,450	9,654,768	919,672	48,810	(5,201)	122,095
Allion Healthcare	963,000	6,895,080	719,700	580,855	(154,401)	-	1,012,355	7,106,732
Applied Signal Technology	257,432	3,619,494	6,407,613	125,790	10,082	166,274	680,160	9,195,763
Bakers Footwear Group	419,666	3,793,781	453,247	237,790	(146,441)	-	447,766	1,997,036
Bell Industries	468,100	1,778,780	-	-	-	-	468,100	983,010
Bottomline Technologies	1,066,701	12,213,726	4,138,547	-	-	-	1,419,214	17,782,751
CPI Aerostructures	305,100	2,190,618	-	-	-	-	305,100	2,355,372
California Micro Devices	1,222,600	5,354,988	708,627	-	-	-	1,377,200	6,045,908
ClearOne Communications	710,344	3,082,893	-	33,638	18,829	-	701,944	5,089,094
Computer Task Group *	1,099,500	5,222,625	-	1,495,179	(54,679)	-
Comstock Homebuilding Cl. A	617,730	3,551,948	1,326,124	1,366,595	(831,067)	-	846,311	1,548,749
Digirad Corporation	997,122	4,108,143	122,102	-	-	-	1,025,122	3,311,144
Electroglas	1,353,827	3,371,029	18,694	78,943	(32,016)	-	1,339,127	3,079,992
Evans & Sutherland Computer	670,825	2,837,590	-	72,720	(25,876)	-	652,825	1,357,876
Galaxy Nutritional Foods	934,100	485,732	86,448	-	-	-	1,099,900	351,968
Hawk Corporation Cl. A *	455,800	5,455,926	318,316	652,504	268,525	-
Interlink Electronics	790,775	2,372,325	28,235	39,870	(17,525)	-	787,275	1,299,004
Interphase Corporation	392,400	3,252,996	-	-	-	-	392,400	4,292,856
LeCroy Corporation	648,600	7,465,386	629,584	458,136	(158,575)	-	677,600	5,054,896
Majesco Entertainment *	1,483,786	1,973,435	33,885	149,775	863	-
Merix Corporation	887,300	8,243,017	2,482,212	-	-	-	1,232,200	6,974,252
Nanometrics	880,900	6,967,919	1,893,539	596,134	(69,990)	-	1,074,300	9,636,471
Network Equipment Technologies	1,708,600	9,944,052	1,087,577	1,489,321	199,474	-	1,698,300	24,625,350
Printronix	356,981	4,426,564	36,415	-	-	107,594	359,481	4,870,968
REX Stores	524,400	9,302,856	1,151,590	-	-	-	590,200	11,420,370
Rubio’s Restaurants	632,700	6,232,095	178,660	159,555	36,742	-	634,100	6,309,295
SCM Microsystems	872,820	2,749,383	71,598	-	-	-	894,420	2,656,427
Sigmatron International	276,900	2,547,480	80,847	-	-	-	284,900	3,418,800
TRC Companies	1,044,900	9,017,487	1,489,652	139,200	430	-	1,178,900	12,449,184
Tollgrade Communications	624,634	6,602,381	1,906,225	-	-	-	804,236	8,138,868
Trex Company	234,900	5,376,861	12,204,320	-	-	-	904,100	10,053,592
Versant Corporation *	180,850	2,463,177	-	408,348	1,393,567	-
White Electronic Designs	1,225,290	6,665,578	577,593	-	-	-	1,319,790	6,889,304
		169,220,113			432,741	395,963		178,295,032
Royce Special Equity Fund
Frisch’s Restaurants	277,000	8,143,800	-	-	-	91,410	277,000	8,019,150
Graham Corporation *	248,400	3,266,460	121,831	4,170,159	3,618,339	14,590
Hawkins	547,500	7,829,250	-	-	-	251,850	547,500	7,884,000
Koss Corporation	171,500	4,006,240	377,896	-	-	72,202	190,400	3,667,104
Lawson Products	450,000	20,650,500	-	-	-	360,000	450,000	15,664,500
Met-Pro Corporation *	718,700	10,665,508	-	4,899,211	3,568,145	102,148
Mity Enterprises *	201,500	3,606,850	-	2,569,723	1,762,527	-
National Dentex *	292,500	5,118,750	-	4,605,476	234,827	-
National Presto Industries	529,900	31,725,113	-	2,041,980	986,493	1,835,780	483,100	25,604,300
		95,012,471			10,170,331	2,727,980		60,839,054
Royce Value Plus Fund
A.C. Moore Arts & Crafts	614,600	13,318,382	21,619,789	4,695,919	(505,024)	-	1,522,900	24,000,904
Anika Therapeutics	968,395	12,850,602	1,154,454	-	-	-	1,042,395	21,692,240
Answers Corporation	575,010	7,699,384	-	-	-	-	575,010	4,732,332
Bancorp (The)	402,900	11,925,840	7,384,029	-	-	-	696,300	12,853,698
Casual Male Retail Group	-	-	33,130,490	-	-	-	2,931,600	26,267,136
Celadon Group	-	-	32,181,689	-	-	-	1,936,200	22,789,074
Cerus Corporation	-	-	17,086,010	-	-	-	2,534,500	22,126,185
Christopher & Banks	874,800	16,323,768	23,074,813	1,378,500	11,969	312,486	2,100,300	25,455,636
Cosi	-	-	22,933,994	-	-	-	3,897,600	13,485,696
Cypress Bioscience	700,300	5,427,325	16,845,383	-	-	-	2,134,200	29,217,198
Dyax Corporation	1,975,000	5,984,250	7,191,366	-	-	-	3,748,060	13,493,016
Enterprise Financial Services *	348,500	11,354,130	7,300,394	-	-	85,528
Entrust	3,504,600	14,964,642	2,526,261	-	-	-	4,575,434	9,745,675
FARO Technologies *	818,100	19,667,124	2,321,497	4,832,637	2,949,630	-
HealthTronics	1,427,300	9,505,818	6,596,773	-	-	-	2,758,000	14,065,800
Houston Wire & Cable *	-	-	45,243,257	26,839,105	(5,620,473)	77,213
Mercury Computer Systems	1,159,300	15,488,248	6,279,145	-	-	-	1,627,800	16,733,784
Novatel	-	-	27,036,215	-	-	-	695,700	27,306,225
NUCRYST Pharmaceuticals *	953,300	4,528,175	787,270	9,458,585	(4,565,102)	-
Optium Corporation	-	-	18,078,506	-	-	-	1,720,400	17,857,752
Packeteer	994,500	13,525,200	12,478,884	1,187,175	464,292	-	2,345,400	17,825,040
PeopleSupport	-	-	23,661,779	-	-	-	1,876,900	22,447,724
Pharmanet Development Group *	830,400	18,326,928	8,125,845	7,723,374	2,037,776	-
RADVision	756,300	15,186,504	8,703,147	-	-	-	1,212,500	21,291,500
Shamir Optical Industry	472,200	4,013,700	3,957,960	-	-	132,424	849,900	10,207,299
Sonic Solutions	-	-	19,921,494	-	-	-	1,711,900	17,923,593
SpectraLink Corporation *	912,800	7,850,080	4,034,775	12,496,028	3,537,073	-
Supertex	-	-	33,378,733	-	-	-	977,600	38,986,688
Symyx Technologies	-	-	26,175,783	-	-	-	2,410,000	20,942,900
3D Systems *	-	-	21,400,578	8,759,807	489,217	-
		207,940,100			(1,200,642)	607,651		451,447,095
* Not an affiliated Company at September 30, 2007.

c	All or a portion of these securities were on loan at September 30, 2007. Total market value of loaned securities at September 30, 2007 was as follows:

Fund	Market Value

Pennsylvania Mutual Fund	$300,865,958
Royce Micro-Cap Fund	102,252,400
Royce Premier Fund	14,280,057
Royce Low-Priced Stock Fund	87,275,305
Royce Total Return Fund	17,847,238
Royce Heritage Fund	26,085,209
Royce Opportunity Fund	331,415,115
Royce Value Fund	10,964,909
Royce Value Plus Fund	127,038,323

d	Securities for which market quotations are no longer readily available represent 0.0%, 0.0%, 0.2% and 0.0% of net assets for Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Total Return Fund and Royce Technology Value Fund, respectively. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.

e	Includes securities first acquired in 2007 and less than 1% of net assets.

f	All or a portion of these securities have been segregated as collateral for short sales.

TAX INFORMATION:
At September 30, 2007, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Pennsylvania Mutual Fund	$4,181,630,108	$806,880,561	$1,062,072,378	$255,191,817
Royce Micro-Cap Fund	906,440,407	170,218,589	213,444,066	43,225,477
Royce Premier Fund	3,520,186,176	1,488,097,250	1,639,635,560	151,538,310
Royce Low-Priced Stock Fund	3,897,244,845	954,359,164	1,222,773,879	268,414,715
Royce Total Return Fund	4,596,649,371	1,515,496,609	1,772,900,942	257,404,333
Royce Heritage Fund	136,347,806	12,587,009	19,423,100	6,836,091
Royce Opportunity Fund	2,664,251,381	241,577,879	522,794,773	281,216,894
Royce Special Equity Fund	451,950,416	145,850,913	163,471,144	17,620,231
Royce Value Fund	872,440,173	41,703,184	103,769,762	62,066,578
Royce Value Plus Fund	2,878,204,175	261,785,909	403,474,284	141,688,375
Royce Technology Value Fund	19,273,386	51,206	1,077,407	1,026,201
Royce 100 Fund	33,352,838	5,854,376	6,491,776	637,400
Royce Discovery Fund	4,303,879	231,792	571,687	339,895
Royce Financial Services Fund	4,134,845	390,672	702,490	311,818
Royce Dividend Value Fund	6,972,515	190,155	684,116	493,961
Royce International Value Fund	20,310,313	588,088	1,263,833	675,745
Royce International Smaller-Companies Fund	8,962,303	(15,759)	280,252	296,011
Royce Select Fund I	17,023,110	5,383,755	5,605,867	222,112
Royce Select Fund II	2,524,235	21,766	231,767	210,001
Royce Global Select Fund	4,623,580	468,908	580,900	111,992

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) and at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Select Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Recent Accounting Pronouncements:
FASB Statement of Financial Accounting Standard No. 157, “Fair Value Measurement” (“FAS 157”), provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Fund’s financial statements.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)         The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

        Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 29, 2007

By:

/s/John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: November 29, 2007